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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  December 31

Date of reporting period:                         March 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 1
ING GET U.S. Core Portfolio Series 2
ING GET U.S. Core Portfolio Series 3
ING GET U.S. Core Portfolio Series 4
ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14
ING VP Global Equity Dividend Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 49.9%
		Advertising: 0.1%
1,300		Omnicom Group	$133,094
			133,094
		Aerospace/Defense: 1.2%
3,150		Boeing Co.	280,067
1,300		General Dynamics Corp.	99,320
400		Goodrich Corp.	20,592
650		L-3 Communications Holdings, Inc.	56,856
1,960		Lockheed Martin Corp.	190,159
1,843		Northrop Grumman Corp.	136,787
3,065		Raytheon Co.	160,790
4,600		United Technologies Corp.	299,000
			1,243,571
		Agriculture: 0.9%
8,600		Altria Group, Inc.	755,166
2,470		Archer-Daniels-Midland Co.	90,649
1,180		Reynolds American, Inc.	73,644
1,000		UST, Inc.	57,980
			977,439
		Apparel: 0.3%
2,300	@	Coach, Inc.	115,115
800		Jones Apparel Group, Inc.	24,584
600		Liz Claiborne, Inc.	25,710
720		Nike, Inc.	76,507
400		Polo Ralph Lauren Corp.	35,260
			277,176
		Auto Manufacturers: 0.2%
7,900	@	Ford Motor Co.	62,331
2,100		General Motors Corp.	64,344
1,300		Paccar, Inc.	95,420
			222,095
		Auto Parts & Equipment: 0.1%
900	@	Goodyear Tire & Rubber Co.	28,071
700		Johnson Controls, Inc.	66,234
			94,305
		Banks: 3.5%
20,520		Bank of America Corp.	1,046,930
2,900		Bank of New York Co., Inc.	117,595
2,060		BB&T Corp.	84,501
1,751		Capital One Financial Corp.	132,130
900		Comerica, Inc.	53,208
2,100		Fifth Third Bancorp.	81,249
600		First Horizon National Corp.	24,918
3,550		Huntington Bancshares, Inc.	77,568
1,450		Keycorp.	54,332
350		M&T Bank Corp.	40,541
900		Marshall & Ilsley Corp.	41,679
1,700		Mellon Financial Corp.	73,338
3,260		National City Corp.	121,435
500		Northern Trust Corp.	30,070
1,200		PNC Financial Services Group, Inc.	86,364
4,036		Regions Financial Corp.	142,753
1,100		State Street Corp.	71,225
1,200		SunTrust Banks, Inc.	99,648
1,171		Synovus Financial Corp.	37,870
7,100		US Bancorp.	248,287
8,486		Wachovia Corp.	467,154
15,100		Wells Fargo & Co.	519,893
350		Zions Bancorp.	29,582
			3,682,270
		Beverages: 1.0%
4,200		Anheuser-Busch Cos., Inc.	211,932
7,800		Coca-Cola Co.	374,400
400		Molson Coors Brewing Co.	37,848
1,950		Pepsi Bottling Group, Inc.	62,186
6,170		PepsiCo, Inc.	392,165
			1,078,531
		Biotechnology: 0.5%
4,800	@	Amgen, Inc.	268,224
1,300	@	Biogen Idec, Inc.	57,694
1,260	@	Celgene Corp.	66,100
950	@	Genzyme Corp.	57,019

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
1,300	@	Medimmune, Inc.	$47,307
			496,344
		Building Materials: 0.0%
1,750		Masco Corp.	47,950
			47,950
		Chemicals: 0.8%
350		Air Products & Chemicals, Inc.	25,886
500		Ashland, Inc.	32,800
3,300		Dow Chemical Co.	151,338
800		Ecolab, Inc.	34,400
3,100		EI DuPont de Nemours & Co.	153,233
1,700		International Flavors & Fragrances, Inc.	80,274
2,380		Monsanto Co.	130,805
1,250		PPG Industries, Inc.	87,888
400		Praxair, Inc.	25,184
1,250		Sherwin-Williams Co.	82,550
1,800		Sigma-Aldrich Corp.	74,736
			879,094
		Coal: 0.1%
800		Consol Energy, Inc.	31,304
1,110		Peabody Energy Corp.	44,666
			75,970
		Commercial Services: 0.4%
800	@	Apollo Group, Inc.	35,120
1,200	@	Convergys Corp.	30,492
850		Equifax, Inc.	30,983
1,520		McKesson Corp.	88,981
1,800		Moody’s Corp.	111,708
750		Robert Half International, Inc.	27,758
1,200		RR Donnelley & Sons Co.	43,908
2,870		Western Union Co.	62,997
			431,947
		Computers: 2.2%
3,600	@	Apple, Inc.	334,476
300	@	Cognizant Technology Solutions Corp.	26,481
700	@	Computer Sciences Corp.	36,491
12,300	@	Dell, Inc.	285,483
2,000		Electronic Data Systems Corp.	55,360
10,700	@	EMC Corp.	148,195
12,000		Hewlett-Packard Co.	481,680
6,900		International Business Machines Corp.	650,394
450	@	Lexmark International, Inc.	26,307
700	@	NCR Corp.	33,439
1,450	@	Network Appliance, Inc.	52,954
1,000	@	Sandisk Corp.	43,800
14,000	@	Sun Microsystems, Inc.	84,140
2,500	@	Unisys Corp.	21,075
			2,280,275
		Cosmetics/Personal Care: 1.1%
1,800		Avon Products, Inc.	67,068
1,950		Colgate-Palmolive Co.	130,241
1,100		Estee Lauder Cos., Inc.	53,735
13,776		Procter & Gamble Co.	870,092
			1,121,136
		Distribution/Wholesale: 0.0%
350		WW Grainger, Inc.	27,034
			27,034
		Diversified Financial Services: 4.3%
5,000		American Express Co.	282,000
1,240		Ameriprise Financial, Inc.	70,854
600		Bear Stearns Cos., Inc.	90,210
4,050		Charles Schwab Corp.	74,075
150		Chicago Mercantile Exchange Holdings, Inc.	79,869
1,350		CIT Group, Inc.	71,442
22,050		Citigroup, Inc.	1,132,047
2,908		Countrywide Financial Corp.	97,825
1,200	@	E*Trade Financial Corp.	25,464
4,000		Fannie Mae	218,320
750		Federated Investors, Inc.	27,540
700		Franklin Resources, Inc.	84,581
2,800		Freddie Mac	166,572
1,750		Goldman Sachs Group, Inc.	361,603
1,200		Janus Capital Group, Inc.	25,092
16,000		JP Morgan Chase & Co.	774,080
300		Legg Mason, Inc.	28,263
2,620		Lehman Brothers Holdings, Inc.	183,583
4,000		Merrill Lynch & Co., Inc.	326,680
5,050		Morgan Stanley	397,738

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
1,200		SLM Corp.	$49,080
			4,566,918
		Electric: 1.5%
3,760	@	AES Corp.	80,915
750	@	Allegheny Energy, Inc.	36,855
2,050		American Electric Power Co., Inc.	99,938
1,950		Centerpoint Energy, Inc.	34,983
350		Constellation Energy Group, Inc.	30,433
300		Dominion Resources, Inc.	26,631
500		DTE Energy Co.	23,950
2,400		Duke Energy Corp.	48,696
1,700		Edison International	83,521
2,000		Entergy Corp.	209,840
2,200		Exelon Corp.	151,162
1,910		FirstEnergy Corp.	126,518
500		FPL Group, Inc.	30,585
1,900		PG&E Corp.	91,713
700		PPL Corp.	28,630
1,300		Progress Energy, Inc.	65,572
1,700		Public Service Enterprise Group, Inc.	141,168
1,600		TECO Energy, Inc.	27,536
1,940		TXU Corp.	124,354
4,650		Xcel Energy, Inc.	114,809
			1,577,809
		Electrical Components & Equipment: 0.2%
4,100		Emerson Electric Co.	176,669
			176,669
		Electronics: 0.2%
1,350	@	Agilent Technologies, Inc.	45,482
1,050		Applera Corp. - Applied Biosystems Group	31,049
1,500	@	Thermo Electron Corp.	70,125
350	@	Waters Corp.	20,300
			166,956
		Entertainment: 0.0%
550		International Game Technology	22,209
			22,209
		Environmental Control: 0.1%
3,000		Waste Management, Inc.	103,230
			103,230
		Food: 0.5%
1,550		Campbell Soup Co.	60,373
3,300		General Mills, Inc.	192,126
1,250		HJ Heinz Co.	58,900
1,100		Kellogg Co.	56,573
1,200		Kroger Co.	33,900
600		McCormick & Co., Inc.	23,112
1,700		Safeway, Inc.	62,288
800		Sysco Corp.	27,064
600		Whole Foods Market, Inc.	26,910
			541,246
		Forest Products & Paper: 0.2%
1,900		International Paper Co.	69,160
850		MeadWestvaco Corp.	26,214
1,200		Temple-Inland, Inc.	71,688
			167,062
		Gas: 0.3%
700		KeySpan Corp.	28,805
2,900		Nicor, Inc.	140,418
2,600		NiSource, Inc.	63,544
1,100		Sempra Energy	67,111
			299,878
		Hand/Machine Tools: 0.2%
350		Black & Decker Corp.	28,567
1,150		Snap-On, Inc.	55,315
1,550		Stanley Works	85,808
			169,690
		Healthcare - Products: 1.4%
3,400		Baxter International, Inc.	179,078
640		Becton Dickinson & Co.	49,210
1,000		Biomet, Inc.	42,490
4,600	@	Boston Scientific Corp.	66,884
400		CR Bard, Inc.	31,804
11,700		Johnson & Johnson	705,042
4,500		Medtronic, Inc.	220,770
700	@	St. Jude Medical, Inc.	26,327
800		Stryker Corp.	53,056
500	@	Varian Medical Systems, Inc.	23,845
1,000	@	Zimmer Holdings, Inc.	85,410
			1,483,916

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 0.8%
2,240		Aetna, Inc.	$98,090
1,110	@	Coventry Health Care, Inc.	62,216
1,100	@	Humana, Inc.	63,822
650	@	Laboratory Corp. of America Holdings	47,210
600		Quest Diagnostics	29,922
5,820		UnitedHealth Group, Inc.	308,285
2,870	@	WellPoint, Inc.	232,757
			842,302
		Home Builders: 0.0%
1,000		D.R. Horton, Inc.	22,000
600		KB Home	25,602
			47,602
		Home Furnishings: 0.1%
300		Harman International Industries, Inc.	28,824
300		Whirlpool Corp.	25,473
			54,297

		Household Products/Wares: 0.2%
400		Avery Dennison Corp.	25,704
400		Clorox Co.	25,476
2,750		Kimberly-Clark Corp.	188,348
			239,528
		Housewares: 0.0%
1,150		Newell Rubbermaid, Inc.	35,754
			35,754
		Insurance: 2.8%
1,840	@@	ACE Ltd.	104,990
1,950		Aflac, Inc.	91,767
2,930		Allstate Corp.	175,976
550		AMBAC Financial Group, Inc.	47,515
10,700		American International Group, Inc.	719,254
1,250		AON Corp.	47,450
3,180		Chubb Corp.	164,311
410		Cigna Corp.	58,491
3,100		Genworth Financial, Inc.	108,314
1,400		Hartford Financial Services Group, Inc.	133,812
1,128		Lincoln National Corp.	76,467
3,060		Loews Corp.	139,016
1,500		Marsh & McLennan Cos., Inc.	43,935
400		MBIA, Inc.	26,196
4,040		Metlife, Inc.	255,126
400		MGIC Investment Corp.	23,568
1,850		Principal Financial Group	110,760
4,520		Progressive Corp.	98,626
2,630		Prudential Financial, Inc.	237,384
830		Safeco Corp.	55,137
400		Torchmark Corp.	26,236
2,870		Travelers Cos., Inc.	148,580
800	@@	XL Capital Ltd.	55,968
			2,948,879
		Internet: 0.8%
1,200	@	Amazon.com, Inc.	47,748
4,250	@	eBay, Inc.	140,888
900	@	Google, Inc.	412,344
900	@	IAC/InterActiveCorp.	33,939
3,959	@	Symantec Corp.	68,491
1,200	@	VeriSign, Inc.	30,144
4,100	@	Yahoo!, Inc.	128,289
			861,843
		Iron/Steel: 0.2%
400		Allegheny Technologies, Inc.	42,676
2,000		Nucor Corp.	130,260
700		United States Steel Corp.	69,419
			242,355
		Leisure Time: 0.2%
1,850		Carnival Corp.	86,691
1,200		Harley-Davidson, Inc.	70,500
500		Sabre Holdings Corp.	16,375
			173,566
		Lodging: 0.1%
800		Harrah’s Entertainment, Inc.	67,560
800		Marriott International, Inc.	39,168
400		Starwood Hotels & Resorts Worldwide, Inc.	25,940
			132,668
		Machinery - Construction & Mining: 0.2%
2,700		Caterpillar, Inc.	180,981
400	@	Terex Corp.	28,704
			209,685

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.2%
500		Cummins, Inc.	$72,360
800		Deere & Co.	86,912
650		Rockwell Automation, Inc.	38,916
			198,188
		Media: 1.6%
2,475		CBS Corp. - Class B	75,710
2,000		Clear Channel Communications, Inc.	70,080
9,800	@	Comcast Corp.	254,310
2,800	@	DIRECTV Group, Inc.	64,596
1,000		Gannett Co., Inc.	56,290
2,720		McGraw-Hill Cos., Inc.	171,034
500		Meredith Corp.	28,695
11,300		News Corp., Inc. - Class A	261,256
9,900		Time Warner, Inc.	195,228
800		Tribune Co.	25,688
1,800	@	Viacom - Class B	73,998
10,350		Walt Disney Co.	356,351
			1,633,236
		Mining: 0.2%
1,700		Alcoa, Inc.	57,630
1,862		Freeport-McMoRan Copper & Gold, Inc.	123,246
1,300		Newmont Mining Corp.	54,587
			235,463
		Miscellaneous Manufacturing: 2.6%
2,250		3M Co.	171,968
1,500		Cooper Industries Ltd.	67,485
950		Danaher Corp.	67,878
800		Dover Corp.	39,048
2,600		Eastman Kodak Co.	58,656
1,750		Eaton Corp.	146,230
41,150		General Electric Co.	1,455,043
4,300		Honeywell International, Inc.	198,058
1,600		Illinois Tool Works, Inc.	82,560
700		ITT Corp.	42,224
700		Pall Corp.	26,600
850		Parker Hannifin Corp.	73,364
500		Textron, Inc.	44,900
8,100	@@	Tyco International Ltd.	255,555
			2,729,569
		Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	27,234
5,300	@	Xerox Corp.	89,517
			116,751
		Oil & Gas: 4.2%
2,000		Anadarko Petroleum Corp.	85,960
400		Apache Corp.	28,280
900		Chesapeake Energy Corp.	27,792
10,776		Chevron Corp.	796,993
6,234		ConocoPhillips	426,094
1,700		Devon Energy Corp.	117,674
1,100		ENSCO International, Inc.	59,840
500		EOG Resources, Inc.	35,670
25,400		ExxonMobil Corp.	1,916,430
700		Hess Corp.	38,829
2,150		Marathon Oil Corp.	212,485
500		Murphy Oil Corp.	26,700
500		Noble Corp.	39,340
4,100		Occidental Petroleum Corp.	202,171
800		Sunoco, Inc.	56,352
1,200	@	Transocean, Inc.	98,040
3,250		Valero Energy Corp.	209,593
1,200		XTO Energy, Inc.	65,772
			4,444,015
		Oil & Gas Services: 0.6%
400		Baker Hughes, Inc.	26,452
1,000		BJ Services Co.	27,900
5,600		Halliburton Co.	177,744
1,200	@	National Oilwell Varco, Inc.	93,348
4,800		Schlumberger Ltd.	331,680
			657,124
		Packaging & Containers: 0.1%
1,000		Ball Corp.	45,850
800		Bemis Co.	26,712
2,100	@	Pactiv Corp.	70,854
			143,416

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals 2.9%
5,500		Abbott Laboratories	$306,900
500		Allergan, Inc.	55,410
1,620		AmerisourceBergen Corp.	85,455
500	@	Barr Pharmaceuticals, Inc.	23,175
6,300		Bristol-Myers Squibb Co.	174,888
1,570		Cardinal Health, Inc.	114,532
3,400		Eli Lilly & Co.	182,614
410	@	Express Scripts, Inc.	33,095
1,800	@	Forest Laboratories, Inc.	92,592
2,000	@	Gilead Sciences, Inc.	153,000
900	@	Hospira, Inc.	36,810
2,200	@	King Pharmaceuticals, Inc.	43,274
1,100	@	Medco Health Solutions, Inc.	79,783
9,750		Merck & Co., Inc.	430,658
1,800		Mylan Laboratories	38,052
29,950		Pfizer, Inc.	756,537
8,000		Schering-Plough Corp.	204,080
5,350		Wyeth	267,661
			3,078,516
		Pipelines: 0.2%
2,600		El Paso Corp.	37,622
400		Kinder Morgan, Inc.	42,580
400		Questar Corp.	35,684
1,900		Spectra Energy Corp.	49,913
2,050		Williams Cos., Inc.	58,343
			224,142
		Real Estate: 0.1%
800	@	CB Richard Ellis Group, Inc.	27,344
908	@	Realogy Corp.	26,886
			54,230
		Real Estate Investment Trusts: 0.4%
350		Apartment Investment & Management Co.	20,192
500		Boston Properties, Inc.	58,700
510		Developers Diversified Realty Corp.	32,079
2,000		Host Hotels & Resorts, Inc.	52,620
500		Kimco Realty Corp.	24,370
1,100		Prologis	71,423
300		Public Storage, Inc.	28,401
700		Simon Property Group, Inc.	77,875
200		Vornado Realty Trust	23,868
			389,528
		Retail: 3.0%
360		Abercrombie & Fitch Co.	27,245
400	@	Autozone, Inc.	51,256
1,505		Best Buy Co., Inc.	73,324
1,900	@	Big Lots, Inc.	59,432
2,300		Circuit City Stores, Inc.	42,619
1,900		Costco Wholesale Corp.	102,296
4,155		CVS Corp.	141,852
840		Darden Restaurants, Inc.	34,600
1,300		Dollar General Corp.	27,495
1,550		Family Dollar Stores, Inc.	45,911
3,226		Federated Department Stores, Inc.	145,331
2,800		Gap, Inc.	48,188
7,120		Home Depot, Inc.	261,589
850		JC Penney Co., Inc.	69,836
1,850	@	Kohl’s Corp.	141,729
5,900		Lowe’s Cos., Inc.	185,791
5,100		McDonald’s Corp.	229,755
2,100		Nordstrom, Inc.	111,174
950	@	Office Depot, Inc.	33,383
400		OfficeMax, Inc.	21,096
1,300		RadioShack Corp.	35,139
420	@	Sears Holding Corp.	75,667
2,885		Staples, Inc.	74,548
2,900	@	Starbucks Corp.	90,944
3,400		Target Corp.	201,484
2,350		TJX Cos., Inc.	63,356
4,140		Walgreen Co.	189,985
10,700		Wal-Mart Stores, Inc.	502,365
750		Wendy’s International, Inc.	23,475
1,050		Yum! Brands, Inc.	60,648
			3,171,513
		Savings & Loans: 0.2%
4,449		Washington Mutual, Inc.	179,651
			179,651
		Semiconductors: 1.1%
2,000	@	Advanced Micro Devices, Inc.	26,120

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
1,900	@	Altera Corp.	$37,981
1,200		Analog Devices, Inc.	41,388
6,150		Applied Materials, Inc.	112,668
1,000	@	Broadcom Corp.	32,070
22,910		Intel Corp.	438,268
900		KLA-Tencor Corp.	47,988
1,000		Linear Technology Corp.	31,590
1,150		Maxim Integrated Products	33,810
4,100	@	Micron Technology, Inc.	49,528
1,150		National Semiconductor Corp.	27,761
1,200	@	Novellus Systems, Inc.	38,424
1,300	@	Nvidia Corp.	37,414
3,000	@	Teradyne, Inc.	49,620
4,600		Texas Instruments, Inc.	138,460
1,200		Xilinx, Inc.	30,876
			1,173,966
		Software: 1.8%
2,500	@	Adobe Systems, Inc.	104,250
1,220	@	Autodesk, Inc.	45,872
2,350		Automatic Data Processing, Inc.	113,740
2,400	@	BMC Software, Inc.	73,896
1,950		CA, Inc.	50,525
800	@	Citrix Systems, Inc.	25,624
3,550	@	Compuware Corp.	33,690
1,150	@	Electronic Arts, Inc.	57,914
3,570		First Data Corp.	96,033
850	@	Fiserv, Inc.	45,101
2,300	@	Intuit, Inc.	62,928
32,650		Microsoft Corp.	909,956
14,210	@	Oracle Corp.	257,627
1,400		Paychex, Inc.	53,018
			1,930,174
		Telecommunications: 3.1%
1,600	@	ADC Telecommunications, Inc.	26,784
400		Alltel Corp.	24,800
25,875		AT&T, Inc.	1,020,251
2,150	@	Avaya, Inc.	25,392
900		CenturyTel, Inc.	40,671
26,250	@	Cisco Systems, Inc.	670,163
1,900		Citizens Communications Co.	28,405
6,750	@	Corning, Inc.	153,495
587		Embarq Corp.	33,077
2,200	@	Juniper Networks, Inc.	43,296
11,400		Motorola, Inc.	201,438
7,150		Qualcomm, Inc.	305,019
6,200	@	Qwest Communications International, Inc.	55,738
10,952		Sprint Nextel Corp.	207,650
11,000		Verizon Communications, Inc.	417,120
			3,253,299
		Toys/Games/Hobbies: 0.1%
2,200		Mattel, Inc.	60,654
			60,654
		Transportation: 0.7%
700		Burlington Northern Santa Fe Corp.	56,301
500		CH Robinson Worldwide, Inc.	23,875
1,060		CSX Corp.	42,453
1,800		FedEx Corp.	193,374
1,700		Norfolk Southern Corp.	86,020
500		Ryder System, Inc.	24,670
1,150		Union Pacific Corp.	116,783
3,500		United Parcel Service, Inc.	245,350
			788,826
		Total Common Stock
		(Cost $48,392,225)	52,594,554

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 42.8%
		Federal Home Loan Bank: 17.3%
$19,550,000		5.130%, due 09/12/08	$18,180,953
			18,180,953
		Federal Home Loan Mortgage Corporation: 10.1%
11,500,000	^^	4.950%, due 10/15/08	10,673,380
			10,673,380
		Other U.S. Agency Obligations: 15.4%
17,600,000		Tennessee Valley Authority, 5.020%, due 11/13/08	16,255,677
			16,255,677
		Total U.S. Government Agency Obligations
		(Cost $46,139,643)	45,110,010

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 7.2%
		U.S. Treasury STRIP: 7.2%
$8,137,000	^^	4.820%, due 08/15/08		$7,627,290
		Total U.S. Treasury Obligations
		(Cost $7,633,014)		7,627,290
		Total Long-Term Investments
		(Cost $102,164,882)		105,331,854
SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
214,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $214,095 to be received upon repurchase (Collateralized by $213,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $219,012, due 04/15/15)		214,000
		Total Short-Term Investments
		(Cost $214,000)		214,000

		Total Investments in Securities
		(Cost $102,378,882)*	100.1%	$105,545,854
		Other Assets and Liabilities - Net	(0.1)	(73,887)
		Net Assets	100.0%	$105,471,967

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^^	Principal Only (PO) Security
	*	Cost for federal income tax purposes is $103,071,449.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,496,921
		Gross Unrealized Depreciation		(2,022,516)
		Net Unrealized Appreciation		$2,474,405

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 42.2%
		Advertising: 0.1%
900		Omnicom Group	$92,142
			92,142
		Aerospace/Defense: 1.0%
2,060		Boeing Co.	183,155
850		General Dynamics Corp.	64,940
400		Goodrich Corp.	20,592
400		L-3 Communications Holdings, Inc.	34,988
1,210		Lockheed Martin Corp.	117,394
1,208		Northrop Grumman Corp.	89,658
2,024		Raytheon Co.	106,179
2,880		United Technologies Corp.	187,200
			804,106
		Agriculture: 0.8%
5,510		Altria Group, Inc.	483,833
1,550		Archer-Daniels-Midland Co.	56,885
740		Reynolds American, Inc.	46,183
400		UST, Inc.	23,192
			610,093
		Apparel: 0.2%
1,460	@	Coach, Inc.	73,073
560		Jones Apparel Group, Inc.	17,209
460		Liz Claiborne, Inc.	19,711
440		Nike, Inc.	46,754
200		Polo Ralph Lauren Corp.	17,630
			174,377
		Auto Manufacturers: 0.2%
4,970	@	Ford Motor Co.	39,213
1,300		General Motors Corp.	39,832
900		Paccar, Inc.	66,060
			145,105
		Auto Parts & Equipment: 0.1%
600	@	Goodyear Tire & Rubber Co.	18,714
450		Johnson Controls, Inc.	42,579
			61,293
		Banks: 3.0%
13,144		Bank of America Corp.	670,607
1,860		Bank of New York Co., Inc.	75,423
1,311		BB&T Corp.	53,777
1,109		Capital One Financial Corp.	83,685
540		Comerica, Inc.	31,925
1,300		Fifth Third Bancorp.	50,297
400		First Horizon National Corp.	16,612
2,260		Huntington Bancshares, Inc.	49,381
1,020		Keycorp.	38,219
250		M&T Bank Corp.	28,958
530		Marshall & Ilsley Corp.	24,544
1,100		Mellon Financial Corp.	47,454
2,140		National City Corp.	79,715
300		Northern Trust Corp.	18,042
730		PNC Financial Services Group, Inc.	52,538
2,549		Regions Financial Corp.	90,158
630		State Street Corp.	40,793
790		SunTrust Banks, Inc.	65,602
791		Synovus Financial Corp.	25,581
4,560		US Bancorp.	159,463
5,439		Wachovia Corp.	299,417
9,620		Wells Fargo & Co.	331,217
270		Zions Bancorp.	22,820
			2,356,228
		Beverages: 0.9%
2,650		Anheuser-Busch Cos., Inc.	133,719
5,020		Coca-Cola Co.	240,960
200		Molson Coors Brewing Co.	18,924
1,180		Pepsi Bottling Group, Inc.	37,630
3,890		PepsiCo, Inc.	247,248
			678,481
		Biotechnology: 0.4%
3,040	@	Amgen, Inc.	169,875
800	@	Biogen Idec, Inc.	35,504
810	@	Celgene Corp.	42,493
600	@	Genzyme Corp.	36,012

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
900	@	Medimmune, Inc.	$32,751
			316,635
		Building Materials: 0.0%
1,200		Masco Corp.	32,880
			32,880
		Chemicals: 0.7%
300		Air Products & Chemicals, Inc.	22,167
400		Ashland, Inc.	26,240
2,160		Dow Chemical Co.	99,058
500		Ecolab, Inc.	21,500
2,000		EI DuPont de Nemours & Co.	98,860
1,020		International Flavors & Fragrances, Inc.	48,164
1,500		Monsanto Co.	82,440
790		PPG Industries, Inc.	55,545
300		Praxair, Inc.	18,888
780		Sherwin-Williams Co.	51,511
1,100		Sigma-Aldrich Corp.	45,672
			570,045
		Coal: 0.1%
400		Consol Energy, Inc.	15,652
640		Peabody Energy Corp.	25,754
			41,406
		Commercial Services: 0.3%
400	@	Apollo Group, Inc.	17,560
700	@	Convergys Corp.	17,787
480		Equifax, Inc.	17,496
1,210		McKesson Corp.	70,833
1,080		Moody’s Corp.	67,025
450		Robert Half International, Inc.	16,655
700		RR Donnelley & Sons Co.	25,613
1,838		Western Union Co.	40,344
			273,313
		Computers: 1.8%
300	@	Affiliated Computer Services, Inc.	17,664
2,400	@	Apple, Inc.	222,984
200	@	Cognizant Technology Solutions Corp.	17,654
400	@	Computer Sciences Corp.	20,852
7,320	@	Dell, Inc.	169,897
1,300		Electronic Data Systems Corp.	35,984
6,840	@	EMC Corp.	94,734
7,670		Hewlett-Packard Co.	307,874
4,390		International Business Machines Corp.	413,801
340	@	Lexmark International, Inc.	19,876
390	@	NCR Corp.	18,630
960	@	Network Appliance, Inc.	35,059
600	@	Sandisk Corp.	26,280
9,000	@	Sun Microsystems, Inc.	54,090
1,710	@	Unisys Corp.	14,415
			1,469,794
		Cosmetics/Personal Care: 0.9%
1,100		Avon Products, Inc.	40,986
1,270		Colgate-Palmolive Co.	84,823
700		Estee Lauder Cos., Inc.	34,195
8,787		Procter & Gamble Co.	554,987
			714,991
		Distribution/Wholesale: 0.0%
250		WW Grainger, Inc.	19,310
			19,310
		Diversified Financial Services: 3.7%
3,190		American Express Co.	179,916
1,038		Ameriprise Financial, Inc.	59,311
350		Bear Stearns Cos., Inc.	52,623
2,550		Charles Schwab Corp.	46,640
90		Chicago Mercantile Exchange Holdings, Inc.	47,921
900		CIT Group, Inc.	47,628
14,140		Citigroup, Inc.	725,948
1,860		Countrywide Financial Corp.	62,570
900	@	E*Trade Financial Corp.	19,098
2,520		Fannie Mae	137,542
450		Federated Investors, Inc.	16,524
380		Franklin Resources, Inc.	45,915
1,800		Freddie Mac	107,082
1,190		Goldman Sachs Group, Inc.	245,890
800		Janus Capital Group, Inc.	16,728
10,200		JP Morgan Chase & Co.	493,476
200		Legg Mason, Inc.	18,842
1,700		Lehman Brothers Holdings, Inc.	119,119
2,510		Merrill Lynch & Co., Inc.	204,992

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
3,230		Morgan Stanley	$254,395
800		SLM Corp.	32,720
			2,934,880
		Electric: 1.3%
2,380	@	AES Corp.	51,218
450	@	Allegheny Energy, Inc.	22,113
1,290		American Electric Power Co., Inc.	62,888
1,400		Centerpoint Energy, Inc.	25,116
290		Constellation Energy Group, Inc.	25,216
200		Dominion Resources, Inc.	17,754
400		DTE Energy Co.	19,160
1,600		Duke Energy Corp.	32,464
1,130		Edison International	55,517
1,300		Entergy Corp.	136,396
1,400		Exelon Corp.	96,194
1,170		FirstEnergy Corp.	77,501
500		FPL Group, Inc.	30,585
1,190		PG&E Corp.	57,441
400		PPL Corp.	16,360
900		Progress Energy, Inc.	45,396
1,050		Public Service Enterprise Group, Inc.	87,192
1,000		TECO Energy, Inc.	17,210
1,200		TXU Corp.	76,920
2,980		Xcel Energy, Inc.	73,576
			1,026,217
		Electrical Components & Equipment: 0.1%
2,620		Emerson Electric Co.	112,896
			112,896
		Electronics: 0.1%
930	@	Agilent Technologies, Inc.	31,332
720		Applera Corp. - Applied Biosystems Group	21,290
950	@	Thermo Electron Corp.	44,413
300	@	Waters Corp.	17,400
			114,435
		Entertainment: 0.0%
450		International Game Technology	18,171
			18,171
		Environmental Control: 0.1%
1,930		Waste Management, Inc.	66,411
			66,411
		Food: 0.4%
1,000		Campbell Soup Co.	38,950
2,100		General Mills, Inc.	122,262
850		HJ Heinz Co.	40,052
640		Kellogg Co.	32,915
850		Kroger Co.	24,013
450		McCormick & Co., Inc.	17,334
1,100		Safeway, Inc.	40,304
500		Sysco Corp.	16,915
400		Whole Foods Market, Inc.	17,940
			350,685
		Forest Products & Paper: 0.1%
1,200		International Paper Co.	43,680
400		MeadWestvaco Corp.	12,336
800		Temple-Inland, Inc.	47,792
			103,808
		Gas: 0.2%
400		KeySpan Corp.	16,460
1,900		Nicor, Inc.	91,998
1,700		NiSource, Inc.	41,548
710		Sempra Energy	43,317
			193,323
		Hand/Machine Tools: 0.1%
290		Black & Decker Corp.	23,670
800		Snap-On, Inc.	38,480
750		Stanley Works	41,520
			103,670
		Healthcare - Products: 1.2%
2,210		Baxter International, Inc.	116,401
400		Becton Dickinson & Co.	30,756
600		Biomet, Inc.	25,494
3,000	@	Boston Scientific Corp.	43,620
230		CR Bard, Inc.	18,287
7,470		Johnson & Johnson	450,142
3,000		Medtronic, Inc.	147,180
400	@	St. Jude Medical, Inc.	15,044
500		Stryker Corp.	33,160
300	@	Varian Medical Systems, Inc.	14,307

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
600	@	Zimmer Holdings, Inc.	$51,246
			945,637
		Healthcare - Services: 0.7%
1,720		Aetna, Inc.	75,319
680	@	Coventry Health Care, Inc.	38,114
690	@	Humana, Inc.	40,034
400	@	Laboratory Corp. of America Holdings	29,052
380		Quest Diagnostics	18,951
3,940		UnitedHealth Group, Inc.	208,702
1,750	@	WellPoint, Inc.	141,925
			552,097
		Home Builders: 0.0%
600		D.R. Horton, Inc.	13,200
400		KB Home	17,068
			30,268
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	19,216
250		Whirlpool Corp.	21,228
			40,444
		Household Products/Wares: 0.2%
300		Avery Dennison Corp.	19,278
300		Clorox Co.	19,107
1,740		Kimberly-Clark Corp.	119,173
			157,558
		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	20,209
			20,209
		Insurance: 2.4%
1,150	@@	ACE Ltd.	65,619
1,320		Aflac, Inc.	62,119
1,830		Allstate Corp.	109,910
370		AMBAC Financial Group, Inc.	31,964
6,770		American International Group, Inc.	455,079
850		AON Corp.	32,266
2,080		Chubb Corp.	107,474
270		Cigna Corp.	38,518
2,000		Genworth Financial, Inc.	69,880
900		Hartford Financial Services Group, Inc.	86,022
714		Lincoln National Corp.	48,402
2,020		Loews Corp.	91,769
1,000		Marsh & McLennan Cos., Inc.	29,290
290		MBIA, Inc.	18,992
2,580		Metlife, Inc.	162,927
330		MGIC Investment Corp.	19,444
1,200		Principal Financial Group	71,844
2,920		Progressive Corp.	63,714
1,640		Prudential Financial, Inc.	148,026
450		Safeco Corp.	29,894
390		Torchmark Corp.	25,580
1,860		Travelers Cos., Inc.	96,292
500	@@	XL Capital Ltd.	34,980
			1,900,005
		Internet: 0.7%
700	@	Amazon.com, Inc.	27,853
2,660	@	eBay, Inc.	88,179
600	@	Google, Inc.	274,896
500	@	IAC/InterActiveCorp.	18,855
2,501	@	Symantec Corp.	43,267
800	@	VeriSign, Inc.	20,096
2,600	@	Yahoo!, Inc.	81,354
			554,500
		Iron/Steel: 0.2%
200		Allegheny Technologies, Inc.	21,338
1,270		Nucor Corp.	82,715
460		United States Steel Corp.	45,618
			149,671
		Leisure Time: 0.1%
1,180		Carnival Corp.	55,295
740		Harley-Davidson, Inc.	43,475
440		Sabre Holdings Corp.	14,410
			113,180
		Lodging: 0.1%
500		Harrah’s Entertainment, Inc.	42,225
780		Marriott International, Inc.	38,189
330		Starwood Hotels & Resorts Worldwide, Inc.	21,401
			101,815
		Machinery - Construction & Mining: 0.2%
1,700		Caterpillar, Inc.	113,951

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining (continued)
400	@	Terex Corp.	$28,704
			142,655
		Machinery - Diversified: 0.2%
250		Cummins, Inc.	36,180
500		Deere & Co.	54,320
420		Rockwell Automation, Inc.	25,145
			115,645
		Media: 1.3%
1,585		CBS Corp. - Class B	48,485
1,300		Clear Channel Communications, Inc.	45,552
6,300	@	Comcast Corp.	163,485
1,900	@	DIRECTV Group, Inc.	43,833
600		Gannett Co., Inc.	33,774
1,720		McGraw-Hill Cos., Inc.	108,154
300		Meredith Corp.	17,217
7,250		News Corp., Inc. - Class A	167,620
6,400		Time Warner, Inc.	126,208
500		Tribune Co.	16,055
1,100	@	Viacom - Class B	45,221
6,530		Walt Disney Co.	224,828
			1,040,432
		Mining: 0.2%
1,100		Alcoa, Inc.	37,290
1,215		Freeport-McMoRan Copper & Gold, Inc.	80,421
900		Newmont Mining Corp.	37,791
			155,502
		Miscellaneous Manufacturing: 2.2%
1,420		3M Co.	108,531
980		Cooper Industries Ltd.	44,090
490		Danaher Corp.	35,011
450		Dover Corp.	21,965
1,650		Eastman Kodak Co.	37,224
1,130		Eaton Corp.	94,423
26,320		General Electric Co.	930,674
2,760		Honeywell International, Inc.	127,126
1,000		Illinois Tool Works, Inc.	51,600
460		ITT Corp.	27,747
400		Pall Corp.	15,200
460		Parker Hannifin Corp.	39,703
410		Textron, Inc.	36,818
5,200	@@	Tyco International Ltd.	164,060
			1,734,172
		Office/Business Equipment: 0.1%
400		Pitney Bowes, Inc.	18,156
3,380	@	Xerox Corp.	57,088
			75,244
		Oil & Gas: 3.5%
1,240		Anadarko Petroleum Corp.	53,295
200		Apache Corp.	14,140
600		Chesapeake Energy Corp.	18,528
6,913		Chevron Corp.	511,285
3,766		ConocoPhillips	257,406
1,050		Devon Energy Corp.	72,681
700		ENSCO International, Inc.	38,080
280		EOG Resources, Inc.	19,975
16,320		ExxonMobil Corp.	1,231,344
500		Hess Corp.	27,735
1,360		Marathon Oil Corp.	134,409
300		Murphy Oil Corp.	16,020
200		Noble Corp.	15,736
2,580		Occidental Petroleum Corp.	127,220
480		Sunoco, Inc.	33,811
800	@	Transocean, Inc.	65,360
2,100		Valero Energy Corp.	135,429
800		XTO Energy, Inc.	43,848
			2,816,302
		Oil & Gas Services: 0.6%
300		Baker Hughes, Inc.	19,839
600		BJ Services Co.	16,740
4,000		Halliburton Co.	126,960
800	@	National Oilwell Varco, Inc.	62,232
3,100		Schlumberger Ltd.	214,210
			439,981
		Packaging & Containers: 0.1%
320		Ball Corp.	14,672
500		Bemis Co.	16,695
1,800	@	Pactiv Corp.	60,732
			92,099

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 2.5%
3,500		Abbott Laboratories	$195,300
300		Allergan, Inc.	33,246
1,300		AmerisourceBergen Corp.	68,575
400	@	Barr Pharmaceuticals, Inc.	18,540
4,500		Bristol-Myers Squibb Co.	124,920
1,080		Cardinal Health, Inc.	78,786
2,200		Eli Lilly & Co.	118,162
210	@	Express Scripts, Inc.	16,951
1,110	@	Forest Laboratories, Inc.	57,098
1,300	@	Gilead Sciences, Inc.	99,450
600	@	Hospira, Inc.	24,540
1,500	@	King Pharmaceuticals, Inc.	29,505
700	@	Medco Health Solutions, Inc.	50,771
6,280		Merck & Co., Inc.	277,388
1,200		Mylan Laboratories	25,368
19,140		Pfizer, Inc.	483,476
5,100		Schering-Plough Corp.	130,101
3,380		Wyeth	169,101
			2,001,278
		Pipelines: 0.2%
1,900		El Paso Corp.	27,493
300		Kinder Morgan, Inc.	31,935
200		Questar Corp.	17,842
1,300		Spectra Energy Corp.	34,151
1,300		Williams Cos., Inc.	36,998
			148,419
		Real Estate: 0.0%
500	@	CB Richard Ellis Group, Inc.	17,090
502	@	Realogy Corp.	14,864
			31,954
		Real Estate Investment Trusts: 0.3%
300		Apartment Investment & Management Co.	17,307
300		Boston Properties, Inc.	35,220
330		Developers Diversified Realty Corp.	20,757
1,300		Host Hotels & Resorts, Inc.	34,203
300		Kimco Realty Corp.	14,622
700		Prologis	45,451
200		Public Storage, Inc.	18,934
400		Simon Property Group, Inc.	44,500
100		Vornado Realty Trust	11,934
			242,928
		Retail: 2.6%
230		Abercrombie & Fitch Co.	17,406
350	@	Autozone, Inc.	44,849
985		Best Buy Co., Inc.	47,989
1,200	@	Big Lots, Inc.	37,536
1,470		Circuit City Stores, Inc.	27,239
1,230		Costco Wholesale Corp.	66,223
2,553		CVS Corp.	87,159
510		Darden Restaurants, Inc.	21,007
800		Dollar General Corp.	16,920
1,000		Family Dollar Stores, Inc.	29,620
2,004		Federated Department Stores, Inc.	90,280
1,830		Gap, Inc.	31,494
4,510		Home Depot, Inc.	165,697
700		JC Penney Co., Inc.	57,512
1,300	@	Kohl’s Corp.	99,593
3,860		Lowe’s Cos., Inc.	121,551
3,150		McDonald’s Corp.	141,908
1,260		Nordstrom, Inc.	66,704
630	@	Office Depot, Inc.	22,138
400		OfficeMax, Inc.	21,096
800		RadioShack Corp.	21,624
230	@	Sears Holding Corp.	41,437
1,850		Staples, Inc.	47,804
1,910	@	Starbucks Corp.	59,898
2,100		Target Corp.	124,446
1,390		TJX Cos., Inc.	37,474
2,610		Walgreen Co.	119,773
6,840		Wal-Mart Stores, Inc.	321,138
520		Wendy’s International, Inc.	16,276
680		Yum! Brands, Inc.	39,277
			2,043,068
		Savings & Loans: 0.2%
2,886		Washington Mutual, Inc.	116,537
			116,537

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.9%
1,300	@	Advanced Micro Devices, Inc.	$16,978
1,260	@	Altera Corp.	25,187
750		Analog Devices, Inc.	25,868
3,860		Applied Materials, Inc.	70,715
600	@	Broadcom Corp.	19,242
14,710		Intel Corp.	281,402
500		KLA-Tencor Corp.	26,660
600		Linear Technology Corp.	18,954
770		Maxim Integrated Products	22,638
2,600	@	Micron Technology, Inc.	31,408
740		National Semiconductor Corp.	17,864
750	@	Novellus Systems, Inc.	24,015
800	@	Nvidia Corp.	23,024
1,900	@	Teradyne, Inc.	31,426
2,900		Texas Instruments, Inc.	87,290
800		Xilinx, Inc.	20,584
			743,255
		Software: 1.5%
1,560	@	Adobe Systems, Inc.	65,052
740	@	Autodesk, Inc.	27,824
1,230		Automatic Data Processing, Inc.	59,532
1,550	@	BMC Software, Inc.	47,725
1,340		CA, Inc.	34,719
500	@	Citrix Systems, Inc.	16,015
2,190	@	Compuware Corp.	20,783
690	@	Electronic Arts, Inc.	34,748
2,338		First Data Corp.	62,892
450	@	Fiserv, Inc.	23,877
1,440	@	Intuit, Inc.	39,398
20,860		Microsoft Corp.	581,368
9,880	@	Oracle Corp.	179,124
950		Paychex, Inc.	35,977
			1,229,034
		Telecommunications: 2.6%
1,000	@	ADC Telecommunications, Inc.	16,740
300		Alltel Corp.	18,600
16,211		AT&T, Inc.	639,200
1,380	@	Avaya, Inc.	16,298
560		CenturyTel, Inc.	25,306
16,760	@	Cisco Systems, Inc.	427,883
1,200		Citizens Communications Co.	17,940
4,340	@	Corning, Inc.	98,692
352		Embarq Corp.	19,835
1,300	@	Juniper Networks, Inc.	25,584
7,300		Motorola, Inc.	128,991
4,580		Qualcomm, Inc.	195,383
3,900	@	Qwest Communications International, Inc.	35,061
7,054		Sprint Nextel Corp.	133,744
7,050		Verizon Communications, Inc.	267,336
			2,066,593
		Toys/Games/Hobbies: 0.0%
1,100		Mattel, Inc.	30,327
			30,327
		Transportation: 0.7%
600		Burlington Northern Santa Fe Corp.	48,258
400		CH Robinson Worldwide, Inc.	19,100
720		CSX Corp.	28,836
1,150		FedEx Corp.	123,545
1,050		Norfolk Southern Corp.	53,130
300		Ryder System, Inc.	14,802
700		Union Pacific Corp.	71,085
2,300		United Parcel Service, Inc.	161,230
			519,986
		Total Common Stock
		(Cost $31,907,954)	33,735,490

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.4%
		Federal Home Loan Mortgage Corporation: 19.3%
$17,000,000	^^	4.950%, due 03/15/09	$15,479,418
			15,479,418
		Federal National Mortgage Association: 35.1%
30,500,000	^^	5.040%, due 12/15/08	28,042,249
			28,042,249
		Total U.S. Government Agency Obligations
		(Cost $44,617,939)	43,521,667

		PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2		as of March 31, 2007 (Unaudited) (continued)
Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 2.4%
		U.S. Treasury STRIP: 2.4%
$2,068,000	^	4.670%, due 11/15/08		$1,919,948

		Total U.S. Treasury Obligations
		(Cost $1,921,977)		1,919,948

		Total Long-Term Investments
		(Cost $78,447,870)		79,177,105
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreement: 1.1%
849,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $849,378 to be received upon repurchase (Collateralized by $843,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $866,795, due 04/15/15)		849,000
		Total Short-Term Investments (Cost $849,000)		849,000
		Total Investments in Securities (Cost $79,296,870)*	100.1%	$80,026,105
		Other Assets and Liabilities - Net	(0.1)	(81,231)
		Net Assets	100.0%	$79,944,874

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
*	Cost for federal income tax purposes is $79,671,333.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,083,092
	Gross Unrealized Depreciation	(1,728,320)
	Net Unrealized Appreciation	$354,772

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 40.2%
		Advertising: 0.1%
1,210		Omnicom Group	$123,880
			123,880
		Aerospace/Defense: 1.0%
2,780		Boeing Co.	247,170
1,100		General Dynamics Corp.	84,040
500		Goodrich Corp.	25,740
550		L-3 Communications Holdings, Inc.	48,109
1,650		Lockheed Martin Corp.	160,083
1,620		Northrop Grumman Corp.	120,236
2,713		Raytheon Co.	142,324
3,960		United Technologies Corp.	257,400
			1,085,102
		Agriculture: 0.7%
7,430		Altria Group, Inc.	652,428
2,030		Archer-Daniels-Midland Co.	74,501
1,040		Reynolds American, Inc.	64,906
900		UST, Inc.	52,182
			844,017
		Apparel: 0.2%
2,020	@	Coach, Inc.	101,101
620		Jones Apparel Group, Inc.	19,053
510		Liz Claiborne, Inc.	21,854
610		Nike, Inc.	64,819
300		Polo Ralph Lauren Corp.	26,445
			233,272
		Auto Manufacturers: 0.2%
6,900	@	Ford Motor Co.	54,441
1,900		General Motors Corp.	58,216
1,150		Paccar, Inc.	84,410
			197,067
		Auto Parts & Equipment: 0.1%
800	@	Goodyear Tire & Rubber Co.	24,952
480		Johnson Controls, Inc.	45,418
			70,370
		Banks: 2.8%
17,824		Bank of America Corp.	909,380
2,560		Bank of New York Co., Inc.	103,808
1,843		BB&T Corp.	75,600
1,531		Capital One Financial Corp.	115,529
710		Comerica, Inc.	41,975
1,800		Fifth Third Bancorp.	69,642
380		First Horizon National Corp.	15,781
3,060		Huntington Bancshares, Inc.	66,861
1,350		Keycorp.	50,585
300		M&T Bank Corp.	34,749
680		Marshall & Ilsley Corp.	31,491
1,470		Mellon Financial Corp.	63,416
2,830		National City Corp.	105,418
400		Northern Trust Corp.	24,056
1,050		PNC Financial Services Group, Inc.	75,569
3,440		Regions Financial Corp.	121,673
950		State Street Corp.	61,513
1,030		SunTrust Banks, Inc.	85,531
1,152		Synovus Financial Corp.	37,256
6,160		US Bancorp.	215,415
7,429		Wachovia Corp.	408,966
13,180		Wells Fargo & Co.	453,787
300		Zions Bancorp.	25,356
			3,193,357
		Beverages: 0.8%
3,630		Anheuser-Busch Cos., Inc.	183,170
6,770		Coca-Cola Co.	324,960
300		Molson Coors Brewing Co.	28,386
1,580		Pepsi Bottling Group, Inc.	50,386
5,370		PepsiCo, Inc.	341,317
			928,219
		Biotechnology: 0.4%
4,200	@	Amgen, Inc.	234,696
1,100	@	Biogen Idec, Inc.	48,818
1,160	@	Celgene Corp.	60,854
850	@	Genzyme Corp.	51,017

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
1,200	@	Medimmune, Inc.	$43,668
			439,053
		Building Materials: 0.0%
1,420		Masco Corp.	38,908
			38,908
		Chemicals: 0.7%
350		Air Products & Chemicals, Inc.	25,886
500		Ashland, Inc.	32,800
2,880		Dow Chemical Co.	132,077
700		Ecolab, Inc.	30,100
2,700		EI DuPont de Nemours & Co.	133,461
1,430		International Flavors & Fragrances, Inc.	67,525
2,120		Monsanto Co.	116,515
1,070		PPG Industries, Inc.	75,232
400		Praxair, Inc.	25,184
800		Sherwin-Williams Co.	52,832
1,500		Sigma-Aldrich Corp.	62,280
			753,892
		Coal: 0.1%
700		Consol Energy, Inc.	27,391
940		Peabody Energy Corp.	37,826
			65,217
		Commercial Services: 0.3%
700	@	Apollo Group, Inc.	30,730
1,100	@	Convergys Corp.	27,951
740		Equifax, Inc.	26,973
1,600		McKesson Corp.	93,664
1,500		Moody’s Corp.	93,090
590		Robert Half International, Inc.	21,836
1,000		RR Donnelley & Sons Co.	36,590
2,440		Western Union Co.	53,558
			384,392
		Computers: 1.8%
400	@	Affiliated Computer Services, Inc.	23,552
3,100	@	Apple, Inc.	288,021
300	@	Cognizant Technology Solutions Corp.	26,481
650	@	Computer Sciences Corp.	33,885
10,750	@	Dell, Inc.	249,508
1,700		Electronic Data Systems Corp.	47,056
9,290	@	EMC Corp.	128,667
10,380		Hewlett-Packard Co.	416,653
6,070		International Business Machines Corp.	572,158
420	@	Lexmark International, Inc.	24,553
600	@	NCR Corp.	28,662
1,310	@	Network Appliance, Inc.	47,841
900	@	Sandisk Corp.	39,420
12,200	@	Sun Microsystems, Inc.	73,322
2,420	@	Unisys Corp.	20,401
			2,020,180
		Cosmetics/Personal Care: 0.9%
1,500		Avon Products, Inc.	55,890
1,730		Colgate-Palmolive Co.	115,547
900		Estee Lauder Cos., Inc.	43,965
11,972		Procter & Gamble Co.	756,152
			971,554
		Distribution/Wholesale: 0.0%
300		WW Grainger, Inc.	23,172
			23,172
		Diversified Financial Services: 3.5%
4,290		American Express Co.	241,956
1,378		Ameriprise Financial, Inc.	78,739
450		Bear Stearns Cos., Inc.	67,658
3,450		Charles Schwab Corp.	63,101
130		Chicago Mercantile Exchange Holdings, Inc.	69,220
1,250		CIT Group, Inc.	66,150
19,240		Citigroup, Inc.	987,782
2,530		Countrywide Financial Corp.	85,109
1,200	@	E*Trade Financial Corp.	25,464
3,390		Fannie Mae	185,026
660		Federated Investors, Inc.	24,235
570		Franklin Resources, Inc.	68,873
2,500		Freddie Mac	148,725
1,560		Goldman Sachs Group, Inc.	322,343
1,100		Janus Capital Group, Inc.	23,001
13,900		JP Morgan Chase & Co.	672,482
200		Legg Mason, Inc.	18,842
2,260		Lehman Brothers Holdings, Inc.	158,358
3,480		Merrill Lynch & Co., Inc.	284,212

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
4,640		Morgan Stanley	$365,446
1,050		SLM Corp.	42,945
			3,999,667
		Electric: 1.2%
3,230	@	AES Corp.	69,510
600	@	Allegheny Energy, Inc.	29,484
1,830		American Electric Power Co., Inc.	89,213
1,750		Centerpoint Energy, Inc.	31,395
330		Constellation Energy Group, Inc.	28,694
300		Dominion Resources, Inc.	26,631
500		DTE Energy Co.	23,950
2,100		Duke Energy Corp.	42,609
1,490		Edison International	73,204
1,700		Entergy Corp.	178,364
1,900		Exelon Corp.	130,549
1,920		FirstEnergy Corp.	127,181
700		FPL Group, Inc.	42,819
1,620		PG&E Corp.	78,197
600		PPL Corp.	24,540
1,200		Progress Energy, Inc.	60,528
1,500		Public Service Enterprise Group, Inc.	124,560
1,400		TECO Energy, Inc.	24,094
1,660		TXU Corp.	106,406
4,070		Xcel Energy, Inc.	100,488
			1,412,416
		Electrical Components & Equipment: 0.1%
3,620		Emerson Electric Co.	155,986
			155,986
		Electronics: 0.1%
1,270	@	Agilent Technologies, Inc.	42,786
820		Applera Corp. - Applied Biosystems Group	24,247
960	@	Thermo Electron Corp.	44,880
400	@	Waters Corp.	23,200
			135,113
		Entertainment: 0.0%
950		International Game Technology	38,361
			38,361
		Environmental Control: 0.1%
2,600		Waste Management, Inc.	89,466
			89,466
		Food: 0.4%
1,400		Campbell Soup Co.	54,530
2,900		General Mills, Inc.	168,838
1,170		HJ Heinz Co.	55,130
920		Kellogg Co.	47,316
1,100		Kroger Co.	31,075
500		McCormick & Co., Inc.	19,260
1,450		Safeway, Inc.	53,128
700		Sysco Corp.	23,681
500		Whole Foods Market, Inc.	22,425
			475,383
		Forest Products & Paper: 0.1%
1,600		International Paper Co.	58,240
650		MeadWestvaco Corp.	20,046
1,000		Temple-Inland, Inc.	59,740
			138,026
		Gas: 0.2%
600		KeySpan Corp.	24,690
2,500		Nicor, Inc.	121,050
2,300		NiSource, Inc.	56,212
980		Sempra Energy	59,790
			261,742
		Hand/Machine Tools: 0.1%
400		Black & Decker Corp.	32,648
990		Snap-On, Inc.	47,619
1,070		Stanley Works	59,235
			139,502
		Healthcare - Products: 1.1%
2,990		Baxter International, Inc.	157,483
570		Becton Dickinson & Co.	43,827
900		Biomet, Inc.	38,241
4,100	@	Boston Scientific Corp.	59,614
330		CR Bard, Inc.	26,238
9,910		Johnson & Johnson	597,177
4,000		Medtronic, Inc.	196,240
600	@	St. Jude Medical, Inc.	22,566
700		Stryker Corp.	46,424
500	@	Varian Medical Systems, Inc.	23,845

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
800	@	Zimmer Holdings, Inc.	$68,328
			1,279,983
		Healthcare - Services: 0.7%
2,380		Aetna, Inc.	104,220
890	@	Coventry Health Care, Inc.	49,885
900	@	Humana, Inc.	52,218
600	@	Laboratory Corp. of America Holdings	43,578
520		Quest Diagnostics	25,932
5,350		UnitedHealth Group, Inc.	283,390
2,600	@	WellPoint, Inc.	210,860
			770,083
		Home Builders: 0.0%
800		D.R. Horton, Inc.	17,600
500		KB Home	21,335
			38,935
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	28,824
300		Whirlpool Corp.	25,473
			54,297
		Household Products/Wares: 0.2%
300		Avery Dennison Corp.	19,278
400		Clorox Co.	25,476
2,350		Kimberly-Clark Corp.	160,952
			205,706
		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	31,090
			31,090
		Insurance: 2.3%
1,510	@@	ACE Ltd.	86,161
1,720		Aflac, Inc.	80,943
2,500		Allstate Corp.	150,150
540		AMBAC Financial Group, Inc.	46,651
9,290		American International Group, Inc.	624,474
1,200		AON Corp.	45,552
2,740		Chubb Corp.	141,576
360		Cigna Corp.	51,358
2,700		Genworth Financial, Inc.	94,338
1,300		Hartford Financial Services Group, Inc.	124,254
1,020		Lincoln National Corp.	69,146
2,670		Loews Corp.	121,298
1,300		Marsh & McLennan Cos., Inc.	38,077
380		MBIA, Inc.	24,886
3,490		Metlife, Inc.	220,394
380		MGIC Investment Corp.	22,390
1,590		Principal Financial Group	95,193
3,940		Progressive Corp.	85,971
2,340		Prudential Financial, Inc.	211,208
660		Safeco Corp.	43,844
380		Torchmark Corp.	24,924
2,580		Travelers Cos., Inc.	133,567
700	@@	XL Capital Ltd.	48,972
			2,585,327
		Internet: 0.7%
1,000	@	Amazon.com, Inc.	39,790
3,650	@	eBay, Inc.	120,998
800	@	Google, Inc.	366,528
700	@	IAC/InterActiveCorp.	26,397
3,417	@	Symantec Corp.	59,114
1,100	@	VeriSign, Inc.	27,632
3,500	@	Yahoo!, Inc.	109,515
			749,974
		Iron/Steel: 0.2%
300		Allegheny Technologies, Inc.	32,007
1,740		Nucor Corp.	113,326
670		United States Steel Corp.	66,444
			211,777
		Leisure Time: 0.1%
1,500		Carnival Corp.	70,290
1,050		Harley-Davidson, Inc.	61,688
600		Sabre Holdings Corp.	19,650
			151,628
		Lodging: 0.1%
700		Harrah’s Entertainment, Inc.	59,115
1,000		Marriott International, Inc.	48,960
370		Starwood Hotels & Resorts Worldwide, Inc.	23,995
			132,070
		Machinery - Construction & Mining: 0.2%
2,300		Caterpillar, Inc.	154,169

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining (continued)
400	@	Terex Corp.	$28,704
			182,873
		Machinery - Diversified: 0.2%
450		Cummins, Inc.	65,124
700		Deere & Co.	76,048
530		Rockwell Automation, Inc.	31,731
			172,903
		Media: 1.2%
2,130		CBS Corp. - Class B	65,157
1,800		Clear Channel Communications, Inc.	63,072
8,550	@	Comcast Corp.	221,873
2,500	@	DIRECTV Group, Inc.	57,675
800		Gannett Co., Inc.	45,032
2,300		McGraw-Hill Cos., Inc.	144,624
400		Meredith Corp.	22,956
9,850		News Corp., Inc. - Class A	227,732
8,600		Time Warner, Inc.	169,592
700		Tribune Co.	22,477
1,500	@	Viacom - Class B	61,665
8,940		Walt Disney Co.	307,804
			1,409,659
		Mining: 0.2%
1,500		Alcoa, Inc.	50,850
1,665		Freeport-McMoRan Copper & Gold, Inc.	110,206
1,200		Newmont Mining Corp.	50,388
			211,444
		Miscellaneous Manufacturing: 2.1%
1,970		3M Co.	150,567
1,280		Cooper Industries Ltd.	57,587
820		Danaher Corp.	58,589
660		Dover Corp.	32,215
2,200		Eastman Kodak Co.	49,632
1,530		Eaton Corp.	127,847
35,770		General Electric Co.	1,264,811
3,730		Honeywell International, Inc.	171,804
1,400		Illinois Tool Works, Inc.	72,240
560		ITT Corp.	33,779
600		Pall Corp.	22,800
660		Parker Hannifin Corp.	56,965
440		Textron, Inc.	39,512
7,000	@@	Tyco International Ltd.	220,850
			2,359,198
		Office/Business Equipment: 0.1%
500		Pitney Bowes, Inc.	22,695
4,620	@	Xerox Corp.	78,032
			100,727
		Oil & Gas: 3.4%
1,660		Anadarko Petroleum Corp.	71,347
300		Apache Corp.	21,210
700		Chesapeake Energy Corp.	21,616
9,417		Chevron Corp.	696,481
5,377		ConocoPhillips	367,518
1,460		Devon Energy Corp.	101,061
1,000		ENSCO International, Inc.	54,400
420		EOG Resources, Inc.	29,963
22,100		ExxonMobil Corp.	1,667,445
600		Hess Corp.	33,282
1,910		Marathon Oil Corp.	188,765
400		Murphy Oil Corp.	21,360
400		Noble Corp.	31,472
3,620		Occidental Petroleum Corp.	178,502
700		Sunoco, Inc.	49,308
1,000	@	Transocean, Inc.	81,700
2,800		Valero Energy Corp.	180,572
1,100		XTO Energy, Inc.	60,291
			3,856,293
		Oil & Gas Services: 0.5%
300		Baker Hughes, Inc.	19,839
900		BJ Services Co.	25,110
4,900		Halliburton Co.	155,526
1,000	@	National Oilwell Varco, Inc.	77,790
4,200		Schlumberger Ltd.	290,220
			568,485
		Packaging & Containers: 0.1%
440		Ball Corp.	20,174
700		Bemis Co.	23,373
1,800	@	Pactiv Corp.	60,732
			104,279

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 2.4%
4,800		Abbott Laboratories	$267,840
500		Allergan, Inc.	55,410
1,700		AmerisourceBergen Corp.	89,675
400	@	Barr Pharmaceuticals, Inc.	18,540
5,500		Bristol-Myers Squibb Co.	152,680
1,340		Cardinal Health, Inc.	97,753
2,900		Eli Lilly & Co.	155,759
310	@	Express Scripts, Inc.	25,023
1,500	@	Forest Laboratories, Inc.	77,160
1,700	@	Gilead Sciences, Inc.	130,050
800	@	Hospira, Inc.	32,720
1,910	@	King Pharmaceuticals, Inc.	37,570
1,000	@	Medco Health Solutions, Inc.	72,530
8,440		Merck & Co., Inc.	372,795
1,500		Mylan Laboratories	31,710
25,980		Pfizer, Inc.	656,255
6,950		Schering-Plough Corp.	177,295
4,680		Wyeth	234,140
			2,684,905
		Pipelines: 0.2%
2,300		El Paso Corp.	33,281
400		Kinder Morgan, Inc.	42,580
300		Questar Corp.	26,763
1,600		Spectra Energy Corp.	42,032
1,870		Williams Cos., Inc.	53,220
			197,876
		Real Estate: 0.0%
700	@	CB Richard Ellis Group, Inc.	23,926
803	@	Realogy Corp.	23,777
			47,703
		Real Estate Investment Trusts: 0.3%
400		Apartment Investment & Management Co.	23,076
400		Boston Properties, Inc.	46,960
440		Developers Diversified Realty Corp.	27,676
1,700		Host Hotels & Resorts, Inc.	44,727
500		Kimco Realty Corp.	24,370
900		Prologis	58,437
200		Public Storage, Inc.	18,934
600		Simon Property Group, Inc.	66,750
200		Vornado Realty Trust	23,868
			334,798
		Retail: 2.4%
310		Abercrombie & Fitch Co.	23,461
400	@	Autozone, Inc.	51,256
1,325		Best Buy Co., Inc.	64,554
1,600	@	Big Lots, Inc.	50,048
2,050		Circuit City Stores, Inc.	37,987
1,580		Costco Wholesale Corp.	85,067
3,571		CVS Corp.	121,914
720		Darden Restaurants, Inc.	29,657
1,100		Dollar General Corp.	23,265
1,300		Family Dollar Stores, Inc.	38,506
2,764		Federated Department Stores, Inc.	124,518
2,420		Gap, Inc.	41,648
6,190		Home Depot, Inc.	227,421
800		JC Penney Co., Inc.	65,728
1,900	@	Kohl’s Corp.	145,559
5,180		Lowe’s Cos., Inc.	163,118
4,330		McDonald’s Corp.	195,067
1,800		Nordstrom, Inc.	95,292
870	@	Office Depot, Inc.	30,572
400		OfficeMax, Inc.	21,096
1,100		RadioShack Corp.	29,733
290	@	Sears Holding Corp.	52,246
2,505		Staples, Inc.	64,729
2,480	@	Starbucks Corp.	77,773
2,960		Target Corp.	175,410
2,070		TJX Cos., Inc.	55,807
3,580		Walgreen Co.	164,286
9,270		Wal-Mart Stores, Inc.	435,227
700		Wendy’s International, Inc.	21,910
930		Yum! Brands, Inc.	53,717
			2,766,572
		Savings & Loans: 0.1%
3,923		Washington Mutual, Inc.	158,411
			158,411

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 0.9%
1,800	@	Advanced Micro Devices, Inc.	$23,508
1,640	@	Altera Corp.	32,784
970		Analog Devices, Inc.	33,455
5,310		Applied Materials, Inc.	97,279
800	@	Broadcom Corp.	25,656
19,980		Intel Corp.	382,217
700		KLA-Tencor Corp.	37,324
900		Linear Technology Corp.	28,431
1,040		Maxim Integrated Products	30,576
3,550	@	Micron Technology, Inc.	42,884
1,050		National Semiconductor Corp.	25,347
1,050	@	Novellus Systems, Inc.	33,621
1,200	@	Nvidia Corp.	34,536
2,550	@	Teradyne, Inc.	42,177
4,000		Texas Instruments, Inc.	120,400
1,100		Xilinx, Inc.	28,303
			1,018,498
		Software: 1.5%
2,210	@	Adobe Systems, Inc.	92,157
1,050	@	Autodesk, Inc.	39,480
1,660		Automatic Data Processing, Inc.	80,344
2,070	@	BMC Software, Inc.	63,735
1,740		CA, Inc.	45,083
700	@	Citrix Systems, Inc.	22,421
3,050	@	Compuware Corp.	28,945
970	@	Electronic Arts, Inc.	48,849
3,140		First Data Corp.	84,466
710	@	Fiserv, Inc.	37,673
2,060	@	Intuit, Inc.	56,362
28,320		Microsoft Corp.	789,278
13,430	@	Oracle Corp.	243,486
1,310		Paychex, Inc.	49,610
			1,681,889
		Telecommunications: 2.5%
1,400	@	ADC Telecommunications, Inc.	23,436
400		Alltel Corp.	24,800
22,020		AT&T, Inc.	868,249
1,850	@	Avaya, Inc.	21,849
860		CenturyTel, Inc.	38,863
22,790	@	Cisco Systems, Inc.	581,829
1,600		Citizens Communications Co.	23,920
5,870	@	Corning, Inc.	133,484
481		Embarq Corp.	27,104
1,900	@	Juniper Networks, Inc.	37,392
9,880		Motorola, Inc.	174,580
6,240		Qualcomm, Inc.	266,198
5,400	@	Qwest Communications International, Inc.	48,546
9,535		Sprint Nextel Corp.	180,784
9,550		Verizon Communications, Inc.	362,136
			2,813,170
		Toys/Games/Hobbies: 0.0%
1,350		Mattel, Inc.	37,220
			37,220
		Transportation: 0.6%
670		Burlington Northern Santa Fe Corp.	53,888
500		CH Robinson Worldwide, Inc.	23,875
920		CSX Corp.	36,846
1,500		FedEx Corp.	161,145
1,470		Norfolk Southern Corp.	74,382
500		Ryder System, Inc.	24,670
900		Union Pacific Corp.	91,395
3,100		United Parcel Service, Inc.	217,310
			683,511
		Total Common Stock
		(Cost $41,644,802)	45,818,598

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 55.4%
		Federal Home Loan Mortgage Corporation: 37.6%
$2,875,000	^	4.910%, due 03/15/09	$2,617,843
44,200,000	^^	4.950%, due 03/15/09	40,246,487
			42,864,330
		Federal National Mortgage Association: 17.8%
2,091,000	^	4.900%, due 06/15/09	1,881,407
20,400,000	^	4.940%, due 06/15/09	18,337,968
			20,219,375
		Total U.S. Government Agency Obligations
		(Cost $65,504,478)	63,083,705

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 3.5%
		U.S. Treasury STRIP: 3.5%
$4,260,000	^^	4.750%, due 11/15/08		$3,950,017

		Total U.S. Treasury Obligations
		(Cost $3,951,031)		3,950,017

		Total Long-Term Investments
		(Cost $111,100,311)		112,852,320
SHORT-TERM INVESTMENTS: 1.0%
		Mutual Fund: 0.4%
500,000	**	ING Institutional Prime Money Market Fund		500,000
		Total Mutual Fund
		(Cost $500,000)		500,000
		Repurchase Agreement: 0.6%
655,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $655,291 to be received upon repurchase (Collateralized by $650,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $668,347, due 04/15/15)		655,000

		Total Repurchase Agreement
		(Cost $655,000)		655,000

		Total Short-Term Investments
		(Cost $1,155,000)		1,155,000

		Total Investments in Securities
		(Cost $112,255,311)*	100.1%	$114,007,320
		Other Assets and Liabilities - Net	(0.1)	(98,641)
		Net Assets	100.0%	$113,908,679

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	^^	Principal Only (PO) Security
	*	Cost for federal income tax purposes is $112,788,128.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,556,386
		Gross Unrealized Depreciation		(3,337,194)
		Net Unrealized Appreciation		$1,219,192

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 51.8%
		Advertising: 0.1%
700		Omnicom Group	$71,666
			71,666
		Aerospace/Defense: 1.3%
1,750		Boeing Co.	155,593
750		General Dynamics Corp.	57,300
300		Goodrich Corp.	15,444
350		L-3 Communications Holdings, Inc.	30,615
1,060		Lockheed Martin Corp.	102,841
1,040		Northrop Grumman Corp.	77,189
1,659		Raytheon Co.	87,031
2,550		United Technologies Corp.	165,750
			691,763
		Agriculture: 1.0%
4,800		Altria Group, Inc.	421,488
1,340		Archer-Daniels-Midland Co.	49,178
700		Reynolds American, Inc.	43,687
600		UST, Inc.	34,788
			549,141
		Apparel: 0.3%
1,440	@	Coach, Inc.	72,072
450		Jones Apparel Group, Inc.	13,829
300		Liz Claiborne, Inc.	12,855
320		Nike, Inc.	34,003
200		Polo Ralph Lauren Corp.	17,630
			150,389
		Auto Manufacturers: 0.2%
4,300	@	Ford Motor Co.	33,927
1,400		General Motors Corp.	42,896
700		Paccar, Inc.	51,380
			128,203
		Auto Parts & Equipment: 0.1%
400	@	Goodyear Tire & Rubber Co.	12,476
300		Johnson Controls, Inc.	28,386
			40,862
		Banks: 3.7%
11,303		Bank of America Corp.	576,679
1,600		Bank of New York Co., Inc.	64,880
1,335		BB&T Corp.	54,762
969		Capital One Financial Corp.	73,121
550		Comerica, Inc.	32,516
1,000		Fifth Third Bancorp.	38,690
350		First Horizon National Corp.	14,536
1,750		Huntington Bancshares, Inc.	38,238
850		Keycorp.	31,850
150		M&T Bank Corp.	17,375
500		Marshall & Ilsley Corp.	23,155
900		Mellon Financial Corp.	38,826
1,790		National City Corp.	66,678
200		Northern Trust Corp.	12,028
700		PNC Financial Services Group, Inc.	50,379
2,037		Regions Financial Corp.	72,049
650		State Street Corp.	42,088
650		SunTrust Banks, Inc.	53,976
713		Synovus Financial Corp.	23,058
3,750		US Bancorp.	131,138
4,776		Wachovia Corp.	262,919
8,400		Wells Fargo & Co.	289,212
200		Zions Bancorp.	16,904
			2,025,057
		Beverages: 1.1%
2,250		Anheuser-Busch Cos., Inc.	113,535
4,200		Coca-Cola Co.	201,600
200		Molson Coors Brewing Co.	18,924
1,000		Pepsi Bottling Group, Inc.	31,890
3,390		PepsiCo, Inc.	215,468
			581,417
		Biotechnology: 0.5%
2,600	@	Amgen, Inc.	145,288
700	@	Biogen Idec, Inc.	31,066
850	@	Celgene Corp.	44,591
600	@	Genzyme Corp.	36,012

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
700	@	Medimmune, Inc.	$25,473
			282,430
		Building Materials: 0.0%
950		Masco Corp.	26,030
			26,030
		Chemicals: 0.8%
150		Air Products & Chemicals, Inc.	11,094
300		Ashland, Inc.	19,680
1,850		Dow Chemical Co.	84,841
400		Ecolab, Inc.	17,200
1,700		EI DuPont de Nemours & Co.	84,031
900		International Flavors & Fragrances, Inc.	42,498
1,340		Monsanto Co.	73,646
710		PPG Industries, Inc.	49,920
200		Praxair, Inc.	12,592
550		Sherwin-Williams Co.	36,322
900		Sigma-Aldrich Corp.	37,368
			469,192
		Coal: 0.1%
400		Consol Energy, Inc.	15,652
580		Peabody Energy Corp.	23,339
			38,991
		Commercial Services: 0.4%
400	@	Apollo Group, Inc.	17,560
700	@	Convergys Corp.	17,787
410		Equifax, Inc.	14,945
850		McKesson Corp.	49,759
1,000		Moody’s Corp.	62,060
400		Robert Half International, Inc.	14,804
600		RR Donnelley & Sons Co.	21,954
1,500		Western Union Co.	32,925
			231,794
		Computers: 2.3%
200	@	Affiliated Computer Services, Inc.	11,776
1,900	@	Apple, Inc.	176,529
110	@	Cognizant Technology Solutions Corp.	9,710
500	@	Computer Sciences Corp.	26,065
6,600	@	Dell, Inc.	153,186
1,050		Electronic Data Systems Corp.	29,064
6,700	@	EMC Corp.	92,795
6,750		Hewlett-Packard Co.	270,945
3,750		International Business Machines Corp.	353,475
300	@	Lexmark International, Inc.	17,538
400	@	NCR Corp.	19,108
850	@	Network Appliance, Inc.	31,042
500	@	Sandisk Corp.	21,900
8,600	@	Sun Microsystems, Inc.	51,686
1,500	@	Unisys Corp.	12,645
			1,277,464
		Cosmetics/Personal Care: 1.1%
900		Avon Products, Inc.	33,534
1,050		Colgate-Palmolive Co.	70,130
600		Estee Lauder Cos., Inc.	29,310
7,637		Procter & Gamble Co.	482,353
			615,327
		Distribution/Wholesale: 0.0%
150		WW Grainger, Inc.	11,586
			11,586
		Diversified Financial Services: 4.5%
2,700		American Express Co.	152,280
680		Ameriprise Financial, Inc.	38,855
280		Bear Stearns Cos., Inc.	42,098
2,500		Charles Schwab Corp.	45,725
80		Chicago Mercantile Exchange Holdings, Inc.	42,597
900		CIT Group, Inc.	47,628
12,300		Citigroup, Inc.	631,482
1,600		Countrywide Financial Corp.	53,824
700	@	E*Trade Financial Corp.	14,854
2,350		Fannie Mae	128,263
450		Federated Investors, Inc.	16,524
300		Franklin Resources, Inc.	36,249
1,500		Freddie Mac	89,235
950		Goldman Sachs Group, Inc.	196,299
700		Janus Capital Group, Inc.	14,637
8,800		JP Morgan Chase & Co.	425,744
100		Legg Mason, Inc.	9,421
1,380		Lehman Brothers Holdings, Inc.	96,697
2,250		Merrill Lynch & Co., Inc.	183,758

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
2,800		Morgan Stanley	$220,528
650		SLM Corp.	26,585
			2,513,283
		Electric: 1.6%
2,300	@	AES Corp.	49,496
400	@	Allegheny Energy, Inc.	19,656
1,350		American Electric Power Co., Inc.	65,813
1,100		Centerpoint Energy, Inc.	19,734
200		Constellation Energy Group, Inc.	17,390
200		Dominion Resources, Inc.	17,754
300		DTE Energy Co.	14,370
1,200		Duke Energy Corp.	24,348
900		Edison International	44,217
1,100		Entergy Corp.	115,412
1,200		Exelon Corp.	82,452
1,050		FirstEnergy Corp.	69,552
200		FPL Group, Inc.	12,234
950		PG&E Corp.	45,857
400		PPL Corp.	16,360
700		Progress Energy, Inc.	35,308
900		Public Service Enterprise Group, Inc.	74,736
900		TECO Energy, Inc.	15,489
980		TXU Corp.	62,818
2,550		Xcel Energy, Inc.	62,960
			865,956
		Electrical Components & Equipment: 0.2%
2,300		Emerson Electric Co.	99,107
			99,107
		Electronics: 0.2%
800	@	Agilent Technologies, Inc.	26,952
500		Applera Corp. - Applied Biosystems Group	14,785
800	@	Thermo Electron Corp.	37,400
250	@	Waters Corp.	14,500
			93,637
		Entertainment: 0.0%
300		International Game Technology	12,114
			12,114
		Environmental Control: 0.1%
1,600		Waste Management, Inc.	55,056
			55,056
		Food: 0.5%
900		Campbell Soup Co.	35,055
1,800		General Mills, Inc.	104,796
700		HJ Heinz Co.	32,984
600		Kellogg Co.	30,858
700		Kroger Co.	19,775
350		McCormick & Co., Inc.	13,482
900		Safeway, Inc.	32,976
400		Sysco Corp.	13,532
300		Whole Foods Market, Inc.	13,455
			296,913
		Forest Products & Paper: 0.2%
1,000		International Paper Co.	36,400
500		MeadWestvaco Corp.	15,420
700		Temple-Inland, Inc.	41,818
			93,638
		Gas: 0.3%
400		KeySpan Corp.	16,460
1,600		Nicor, Inc.	77,472
1,300		NiSource, Inc.	31,772
650		Sempra Energy	39,657
			165,361
		Hand/Machine Tools: 0.2%
260		Black & Decker Corp.	21,221
600		Snap-On, Inc.	28,860
700		Stanley Works	38,752
			88,833
		Healthcare - Products: 1.5%
1,850		Baxter International, Inc.	97,440
290		Becton Dickinson & Co.	22,298
500		Biomet, Inc.	21,245
2,500	@	Boston Scientific Corp.	36,350
250		CR Bard, Inc.	19,878
6,300		Johnson & Johnson	379,638
2,500		Medtronic, Inc.	122,650
400	@	St. Jude Medical, Inc.	15,044
500		Stryker Corp.	33,160
300	@	Varian Medical Systems, Inc.	14,307

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
500	@	Zimmer Holdings, Inc.	$42,705
			804,715
		Healthcare - Services: 0.9%
1,490		Aetna, Inc.	65,247
680	@	Coventry Health Care, Inc.	38,114
650	@	Humana, Inc.	37,713
300	@	Laboratory Corp. of America Holdings	21,789
300		Quest Diagnostics	14,961
3,390		UnitedHealth Group, Inc.	179,568
1,590	@	WellPoint, Inc.	128,949
			486,341
		Home Builders: 0.0%
500		D.R. Horton, Inc.	11,000
300		KB Home	12,801
			23,801
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	19,216
200		Whirlpool Corp.	16,982
			36,198
		Household Products/Wares: 0.2%
200		Avery Dennison Corp.	12,852
200		Clorox Co.	12,738
1,500		Kimberly-Clark Corp.	102,735
			128,325
		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	20,209
			20,209
		Insurance: 2.9%
1,080	@@	ACE Ltd.	61,625
1,050		Aflac, Inc.	49,413
1,590		Allstate Corp.	95,495
300		AMBAC Financial Group, Inc.	25,917
5,750		American International Group, Inc.	386,515
700		AON Corp.	26,572
1,760		Chubb Corp.	90,939
220		Cigna Corp.	31,385
1,700		Genworth Financial, Inc.	59,398
800		Hartford Financial Services Group, Inc.	76,464
564		Lincoln National Corp.	38,234
1,700		Loews Corp.	77,231
800		Marsh & McLennan Cos., Inc.	23,432
250		MBIA, Inc.	16,373
2,080		Metlife, Inc.	131,352
200		MGIC Investment Corp.	11,784
950		Principal Financial Group	56,877
2,480		Progressive Corp.	54,114
1,460		Prudential Financial, Inc.	131,780
500		Safeco Corp.	33,215
300		Torchmark Corp.	19,677
1,580		Travelers Cos., Inc.	81,797
500	@@	XL Capital Ltd.	34,980
			1,614,569
		Internet: 0.8%
600	@	Amazon.com, Inc.	23,874
2,300	@	eBay, Inc.	76,245
500	@	Google, Inc.	229,080
500	@	IAC/InterActiveCorp.	18,855
2,122	@	Symantec Corp.	36,711
700	@	VeriSign, Inc.	17,584
1,900	@	Yahoo!, Inc.	59,451
			461,800
		Iron/Steel: 0.2%
200		Allegheny Technologies, Inc.	21,338
1,000		Nucor Corp.	65,130
300		United States Steel Corp.	29,751
			116,219
		Leisure Time: 0.2%
950		Carnival Corp.	44,517
700		Harley-Davidson, Inc.	41,125
250		Sabre Holdings Corp.	8,188
			93,830
		Lodging: 0.1%
300		Harrah’s Entertainment, Inc.	25,335
440		Marriott International, Inc.	21,542
250		Starwood Hotels & Resorts Worldwide, Inc.	16,213
			63,090
		Machinery - Construction & Mining: 0.2%
1,400		Caterpillar, Inc.	93,842

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining (continued)
300	@	Terex Corp.	$21,528
			115,370
		Machinery - Diversified: 0.2%
250		Cummins, Inc.	36,180
300		Deere & Co.	32,592
350		Rockwell Automation, Inc.	20,955
			89,727
		Media: 1.6%
1,425		CBS Corp. - Class B	43,591
1,100		Clear Channel Communications, Inc.	38,544
5,350	@	Comcast Corp.	138,833
1,700	@	DIRECTV Group, Inc.	39,219
600		Gannett Co., Inc.	33,774
1,420		McGraw-Hill Cos., Inc.	89,290
200		Meredith Corp.	11,478
6,050		News Corp., Inc. - Class A	139,876
5,200		Time Warner, Inc.	102,544
400		Tribune Co.	12,844
900	@	Viacom - Class B	36,999
5,450		Walt Disney Co.	187,644
			874,636
		Mining: 0.2%
900		Alcoa, Inc.	30,510
971		Freeport-McMoRan Copper & Gold, Inc	64,270
700		Newmont Mining Corp.	29,393
			124,173
		Miscellaneous Manufacturing: 2.6%
1,200		3M Co.	91,716
700		Cooper Industries Ltd.	31,493
350		Danaher Corp.	25,008
450		Dover Corp.	21,965
1,400		Eastman Kodak Co.	31,584
950		Eaton Corp.	79,382
22,750		General Electric Co.	804,418
2,350		Honeywell International, Inc.	108,241
900		Illinois Tool Works, Inc.	46,440
500		ITT Corp.	30,160
300		Pall Corp.	11,400
300		Parker Hannifin Corp.	25,893
250		Textron, Inc.	22,450
4,300	@@	Tyco International Ltd.	135,665
			1,465,815
		Office/Business Equipment: 0.1%
300		Pitney Bowes, Inc.	13,617
3,600	@	Xerox Corp.	60,804
			74,421
		Oil & Gas: 4.5%
1,000		Anadarko Petroleum Corp.	42,980
200		Apache Corp.	14,140
400		Chesapeake Energy Corp.	12,352
5,943		Chevron Corp.	439,544
3,435		ConocoPhillips	234,782
1,000		Devon Energy Corp.	69,220
500		ENSCO International, Inc.	27,200
250		EOG Resources, Inc.	17,835
14,200		ExxonMobil Corp.	1,071,390
500		Hess Corp.	27,735
1,400		Marathon Oil Corp.	138,362
200		Murphy Oil Corp.	10,680
300		Noble Corp.	23,604
2,300		Occidental Petroleum Corp.	113,413
500		Sunoco, Inc.	35,220
600	@	Transocean, Inc.	49,020
1,700		Valero Energy Corp.	109,633
800		XTO Energy, Inc.	43,848
			2,480,958
		Oil & Gas Services: 0.7%
200		Baker Hughes, Inc.	13,226
500		BJ Services Co.	13,950
3,100		Halliburton Co.	98,394
600	@	National Oilwell Varco, Inc.	46,674
2,700		Schlumberger Ltd.	186,570
			358,814
		Packaging & Containers: 0.1%
500		Ball Corp.	22,925
400		Bemis Co.	13,356
1,000	@	Pactiv Corp.	33,740
			70,021

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 3.1%
3,100		Abbott Laboratories	$172,980
300		Allergan, Inc.	33,246
880		AmerisourceBergen Corp.	46,420
300	@	Barr Pharmaceuticals, Inc.	13,905
3,900		Bristol-Myers Squibb Co.	108,264
880		Cardinal Health, Inc.	64,196
1,800		Eli Lilly & Co.	96,678
210	@	Express Scripts, Inc.	16,951
1,000	@	Forest Laboratories, Inc.	51,440
1,100	@	Gilead Sciences, Inc.	84,150
400	@	Hospira, Inc.	16,360
1,190	@	King Pharmaceuticals, Inc.	23,407
600	@	Medco Health Solutions, Inc.	43,518
5,200		Merck & Co., Inc.	229,684
950		Mylan Laboratories	20,083
16,900		Pfizer, Inc.	426,894
4,250		Schering-Plough Corp.	108,418
2,800		Wyeth	140,084
			1,696,678
		Pipelines: 0.2%
1,400		El Paso Corp.	20,258
200		Kinder Morgan, Inc.	21,290
200		Questar Corp.	17,842
1,000		Spectra Energy Corp.	26,270
1,350		Williams Cos., Inc.	38,421
			124,081
		Real Estate: 0.1%
400	@	CB Richard Ellis Group, Inc.	13,672
502	@	Realogy Corp.	14,864
			28,536
		Real Estate Investment Trusts: 0.3%
200		Apartment Investment & Management Co.	11,538
200		Boston Properties, Inc.	23,480
250		Developers Diversified Realty Corp.	15,725
1,000		Host Hotels & Resorts, Inc.	26,310
300		Kimco Realty Corp.	14,622
700		Prologis	45,451
100		Public Storage, Inc.	9,467
300		Simon Property Group, Inc.	33,375
100		Vornado Realty Trust	11,934
			191,902
		Retail: 3.1%
170		Abercrombie & Fitch Co.	12,866
200	@	Autozone, Inc.	25,628
875		Best Buy Co., Inc.	42,630
600	@	Big Lots, Inc.	18,768
1,250		Circuit City Stores, Inc.	23,163
1,100		Costco Wholesale Corp.	59,224
2,203		CVS Corp.	75,210
450		Darden Restaurants, Inc.	18,536
600		Dollar General Corp.	12,690
800		Family Dollar Stores, Inc.	23,696
1,966		Federated Department Stores, Inc.	88,568
1,550		Gap, Inc.	26,676
3,970		Home Depot, Inc.	145,858
500		JC Penney Co., Inc.	41,080
1,100	@	Kohl’s Corp.	84,271
3,200		Lowe’s Cos., Inc.	100,768
2,750		McDonald’s Corp.	123,888
1,000		Nordstrom, Inc.	52,940
500	@	Office Depot, Inc.	17,570
300		OfficeMax, Inc.	15,822
600		RadioShack Corp.	16,218
160	@	Sears Holding Corp.	28,826
1,400		Staples, Inc.	36,176
1,750	@	Starbucks Corp.	54,880
1,800		Target Corp.	106,668
1,500		TJX Cos., Inc.	40,440
2,200		Walgreen Co.	100,958
5,900		Wal-Mart Stores, Inc.	277,005
400		Wendy’s International, Inc.	12,520
700		Yum! Brands, Inc.	40,432
			1,723,975
		Savings & Loans: 0.2%
2,476		Washington Mutual, Inc.	99,981
			99,981

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.1%
1,100	@	Advanced Micro Devices, Inc.	$14,366
1,050	@	Altera Corp.	20,990
550		Analog Devices, Inc.	18,970
3,350		Applied Materials, Inc.	61,372
500	@	Broadcom Corp.	16,035
12,700		Intel Corp.	242,951
600		KLA-Tencor Corp.	31,992
500		Linear Technology Corp.	15,795
600		Maxim Integrated Products	17,640
2,250	@	Micron Technology, Inc.	27,180
650		National Semiconductor Corp.	15,691
600	@	Novellus Systems, Inc.	19,212
700	@	Nvidia Corp.	20,146
1,650	@	Teradyne, Inc.	27,291
2,200		Texas Instruments, Inc.	66,220
700		Xilinx, Inc.	18,011
			633,862
		Software: 1.9%
1,060	@	Adobe Systems, Inc.	44,202
600	@	Autodesk, Inc.	22,560
1,350		Automatic Data Processing, Inc.	65,340
950	@	BMC Software, Inc.	29,251
1,050		CA, Inc.	27,206
400	@	Citrix Systems, Inc.	12,812
1,900	@	Compuware Corp.	18,031
650	@	Electronic Arts, Inc.	32,734
1,700		First Data Corp.	45,730
500	@	Fiserv, Inc.	26,530
800	@	Intuit, Inc.	21,888
18,200		Microsoft Corp.	507,234
8,500	@	Oracle Corp.	154,105
800		Paychex, Inc.	30,296
			1,037,919
		Telecommunications: 3.2%
800	@	ADC Telecommunications, Inc.	13,392
200		Alltel Corp.	12,400
13,851		AT&T, Inc.	546,145
1,200	@	Avaya, Inc.	14,172
450		CenturyTel, Inc.	20,336
14,500	@	Cisco Systems, Inc.	370,185
1,000		Citizens Communications Co.	14,950
3,550	@	Corning, Inc.	80,727
552		Embarq Corp.	31,105
1,200	@	Juniper Networks, Inc.	23,616
6,010		Motorola, Inc.	106,197
3,900		Qualcomm, Inc.	166,374
3,400	@	Qwest Communications International, Inc.	30,566
5,846		Sprint Nextel Corp.	110,840
6,000		Verizon Communications, Inc.	227,520
			1,768,525
		Toys/Games/Hobbies: 0.0%
850		Mattel, Inc.	23,435
			23,435
		Transportation: 0.7%
350		Burlington Northern Santa Fe Corp.	28,151
300		CH Robinson Worldwide, Inc.	14,325
480		CSX Corp.	19,224
950		FedEx Corp.	102,059
900		Norfolk Southern Corp.	45,540
300		Ryder System, Inc.	14,802
550		Union Pacific Corp.	55,853
1,800		United Parcel Service, Inc.	126,180
			406,134
		Total Common Stock
		(Cost $ 26,354,589)	28,713,270

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.2%
		Federal National Mortgage Association: 43.2%
$26,600,000	^	4.940%, due 06/15/09	$23,911,272

		Total U.S. Government Agency Obligations
		(Cost $ 24,079,067)	23,911,272

U.S. TREASURY OBLIGATIONS: 4.4%
		U.S. Treasury STRIP: 4.4%
2,710,000	^^	Discount Note, due 08/15/09	2,434,846

	PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2007 (Unaudited) (continued)
Principal Amount			Value
	Total U.S. Treasury Obligations
	(Cost $ 2,436,107)		$2,434,846

	Total Long-Term Investments
	(Cost $52,869,763)		55,059,388
SHORT-TERM INVESTMENTS: 5.7%
	Repurchase Agreement: 0.7%
$381,000	Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $381,170 to be received upon repurchase (Collateralized by $378,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $388,670, due 04/15/15)		381,000
	Total Short-Term Investments
	(Cost $381,000)		381,000
	Total Investments in Securities
	(Cost $53,250,763)*	100.1%	$55,440,388
	Other Assets and Liabilities - Net	(0.1)	(67,678)
	Net Assets	100.0%	$55,372,710

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest Only (IO) Security
^^	Principal Only (PO) Security.
*	Cost for federal income tax purposes is $53,531,995.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$2,598,642
	Gross Unrealized Depreciation		(690,249)
	Net Unrealized Appreciation		$1,908,393

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 82.3%
		Advertising: 0.2%
780		Omnicom Group	$79,856
			79,856
		Aerospace/Defense: 1.9%
1,580		Boeing Co.	140,478
800		General Dynamics Corp.	61,120
350		Goodrich Corp.	18,018
350		L-3 Communications Holdings, Inc.	30,615
1,030		Lockheed Martin Corp.	99,931
1,010		Northrop Grumman Corp.	74,962
1,523		Raytheon Co.	79,897
2,530		United Technologies Corp.	164,450
			669,471
		Agriculture: 1.5%
4,580		Altria Group, Inc.	402,170
1,280		Archer-Daniels-Midland Co.	46,976
500		Reynolds American, Inc.	31,205
550		UST, Inc.	31,889
			512,240
		Apparel: 0.4%
1,360	@	Coach, Inc.	68,068
340		Jones Apparel Group, Inc.	10,448
340		Liz Claiborne, Inc.	14,569
420		Nike, Inc.	44,629
200		Polo Ralph Lauren Corp.	17,630
			155,344
		Auto Manufacturers: 0.4%
4,420	@	Ford Motor Co.	34,874
1,200		General Motors Corp.	36,768
825		Paccar, Inc.	60,555
			132,197
		Auto Parts & Equipment: 0.1%
400	@	Goodyear Tire & Rubber Co.	12,476
390		Johnson Controls, Inc.	36,902
			49,378
		Banks: 5.8%
11,243		Bank of America Corp.	573,618
1,430		Bank of New York Co., Inc.	57,987
1,155		BB&T Corp.	47,378
996		Capital One Financial Corp.	75,158
390		Comerica, Inc.	23,057
1,200		Fifth Third Bancorp.	46,428
350		First Horizon National Corp.	14,536
1,800		Huntington Bancshares, Inc.	39,330
880		Keycorp.	32,974
160		M&T Bank Corp.	18,533
480		Marshall & Ilsley Corp.	22,229
990		Mellon Financial Corp.	42,709
1,720		National City Corp.	64,070
300		Northern Trust Corp.	18,042
550		PNC Financial Services Group, Inc.	39,584
2,250		Regions Financial Corp.	79,583
640		State Street Corp.	41,440
840		SunTrust Banks, Inc.	69,754
716		Synovus Financial Corp.	23,155
3,820		US Bancorp.	133,585
4,625		Wachovia Corp.	254,606
8,340		Wells Fargo & Co.	287,146
230		Zions Bancorp.	19,440
			2,024,342
		Beverages: 1.6%
2,290		Anheuser-Busch Cos., Inc.	115,553
4,100		Coca-Cola Co.	196,800
200		Molson Coors Brewing Co.	18,924
940		Pepsi Bottling Group, Inc.	29,977
3,300		PepsiCo, Inc.	209,748
			571,002
		Biotechnology: 0.8%
2,630	@	Amgen, Inc.	146,964
750	@	Biogen Idec, Inc.	33,285
750	@	Celgene Corp.	39,345
410	@	Genzyme Corp.	24,608

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
800	@	Medimmune, Inc.	$29,112
			273,314
		Building Materials: 0.1%
950		Masco Corp.	26,030
			26,030
		Chemicals: 1.3%
230		Air Products & Chemicals, Inc.	17,011
300		Ashland, Inc.	19,680
1,680		Dow Chemical Co.	77,045
400		Ecolab, Inc.	17,200
1,550		EI DuPont de Nemours & Co.	76,617
930		International Flavors & Fragrances, Inc.	43,915
1,380		Monsanto Co.	75,845
600		PPG Industries, Inc.	42,186
200		Praxair, Inc.	12,592
440		Sherwin-Williams Co.	29,058
900		Sigma-Aldrich Corp.	37,368
			448,517
		Coal: 0.1%
400		Consol Energy, Inc.	15,652
630		Peabody Energy Corp.	25,351
			41,003
		Commercial Services: 0.7%
400	@	Apollo Group, Inc.	17,560
700	@	Convergys Corp.	17,787
490		Equifax, Inc.	17,861
860		McKesson Corp.	50,344
1,020		Moody’s Corp.	63,301
310		Robert Half International, Inc.	11,473
600		RR Donnelley & Sons Co.	21,954
1,700		Western Union Co.	37,315
			237,595
		Computers: 3.7%
1,900	@	Apple, Inc.	176,529
230	@	Cognizant Technology Solutions Corp.	20,302
340	@	Computer Sciences Corp.	17,724
6,760	@	Dell, Inc.	156,900
1,100		Electronic Data Systems Corp.	30,448
6,770	@	EMC Corp.	93,765
6,830		Hewlett-Packard Co.	274,156
3,860		International Business Machines Corp.	363,844
350	@	Lexmark International, Inc.	20,461
360	@	NCR Corp.	17,197
890	@	Network Appliance, Inc.	32,503
550	@	Sandisk Corp.	24,090
7,800	@	Sun Microsystems, Inc.	46,878
1,600	@	Unisys Corp.	13,488
			1,288,285
		Cosmetics/Personal Care: 1.7%
700		Avon Products, Inc.	26,082
1,050		Colgate-Palmolive Co.	70,130
550		Estee Lauder Cos., Inc.	26,868
7,592		Procter & Gamble Co.	479,511
			602,591
		Distribution/Wholesale: 0.1%
260		WW Grainger, Inc.	20,082
			20,082
		Diversified Financial Services: 7.3%
2,720		American Express Co.	153,408
784		Ameriprise Financial, Inc.	44,798
260		Bear Stearns Cos., Inc.	39,091
2,200		Charles Schwab Corp.	40,238
80		Chicago Mercantile Exchange Holdings, Inc.	42,597
850		CIT Group, Inc.	44,982
12,400		Citigroup, Inc.	636,616
1,450		Countrywide Financial Corp.	48,778
700	@	E*Trade Financial Corp.	14,854
2,230		Fannie Mae	121,713
350		Federated Investors, Inc.	12,852
350		Franklin Resources, Inc.	42,291
1,550		Freddie Mac	92,210
1,060		Goldman Sachs Group, Inc.	219,028
750		Janus Capital Group, Inc.	15,683
8,750		JP Morgan Chase & Co.	423,325
200		Legg Mason, Inc.	18,842
1,360		Lehman Brothers Holdings, Inc.	95,295
1,990		Merrill Lynch & Co., Inc.	162,523
2,870		Morgan Stanley	226,041

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
700		SLM Corp.	$28,630
			2,523,795
		Electric: 2.5%
2,150	@	AES Corp.	46,268
300	@	Allegheny Energy, Inc.	14,742
1,130		American Electric Power Co., Inc.	55,088
1,100		Centerpoint Energy, Inc.	19,734
210		Constellation Energy Group, Inc.	18,260
200		Dominion Resources, Inc.	17,754
300		DTE Energy Co.	14,370
1,300		Duke Energy Corp.	26,377
980		Edison International	48,147
1,100		Entergy Corp.	115,412
1,200		Exelon Corp.	82,452
1,250		FirstEnergy Corp.	82,800
200		FPL Group, Inc.	12,234
940		PG&E Corp.	45,374
400		PPL Corp.	16,360
800		Progress Energy, Inc.	40,352
1,000		Public Service Enterprise Group, Inc.	83,040
900		TECO Energy, Inc.	15,489
1,120		TXU Corp.	71,792
2,310		Xcel Energy, Inc.	57,034
			883,079
		Electrical Components & Equipment: 0.3%
2,300		Emerson Electric Co.	99,107
			99,107
		Electronics: 0.2%
830	@	Agilent Technologies, Inc.	27,963
550		Applera Corp. - Applied Biosystems Group	16,264
580	@	Thermo Electron Corp.	27,115
290	@	Waters Corp.	16,820
			88,162
		Entertainment: 0.0%
350		International Game Technology	14,133
			14,133
		Environmental Control: 0.1%
1,480		Waste Management, Inc.	50,927
			50,927
		Food: 0.9%
900		Campbell Soup Co.	35,055
1,780		General Mills, Inc.	103,632
750		HJ Heinz Co.	35,340
590		Kellogg Co.	30,344
710		Kroger Co.	20,058
300		McCormick & Co., Inc.	11,556
1,000		Safeway, Inc.	36,640
400		Sysco Corp.	13,532
300		Whole Foods Market, Inc.	13,455
			299,612
		Forest Products & Paper: 0.2%
1,000		International Paper Co.	36,400
380		MeadWestvaco Corp.	11,719
560		Temple-Inland, Inc.	33,454
			81,573
		Gas: 0.5%
400		KeySpan Corp.	16,460
1,500		Nicor, Inc.	72,630
1,300		NiSource, Inc.	31,772
810		Sempra Energy	49,418
			170,280
		Hand/Machine Tools: 0.3%
300		Black & Decker Corp.	24,486
660		Snap-On, Inc.	31,746
610		Stanley Works	33,770
			90,002
		Healthcare - Products: 2.2%
1,750		Baxter International, Inc.	92,173
310		Becton Dickinson & Co.	23,836
600		Biomet, Inc.	25,494
2,550	@	Boston Scientific Corp.	37,077
280		CR Bard, Inc.	22,263
6,250		Johnson & Johnson	376,625
2,400		Medtronic, Inc.	117,744
300	@	St. Jude Medical, Inc.	11,283
400		Stryker Corp.	26,528
300	@	Varian Medical Systems, Inc.	14,307
400	@	Zimmer Holdings, Inc.	34,164
			781,494

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 1.3%
1,360	@	Aetna, Inc.	$59,554
465	@	Coventry Health Care, Inc.	26,063
450	@	Humana, Inc.	26,109
300		Laboratory Corp. of America Holdings	21,789
320		Quest Diagnostics	15,958
3,320	@	UnitedHealth Group, Inc.	175,860
1,540		WellPoint, Inc.	124,894
			450,227
		Home Builders: 0.1%
500		D.R. Horton, Inc.	11,000
300		KB Home	12,801
			23,801
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	19,216
200		Whirlpool Corp.	16,982
			36,198
		Household Products/Wares: 0.4%
300		Avery Dennison Corp.	19,278
200		Clorox Co.	12,738
1,500		Kimberly-Clark Corp.	102,735
			134,751
		Housewares: 0.1%
600		Newell Rubbermaid, Inc.	18,654
			18,654
		Insurance: 4.5%
990	@@	ACE Ltd.	56,489
1,050		Aflac, Inc.	49,413
1,720		Allstate Corp.	103,303
350		AMBAC Financial Group, Inc.	30,237
5,720		American International Group, Inc.	384,498
750		AON Corp.	28,470
1,530		Chubb Corp.	79,055
240		Cigna Corp.	34,238
1,500		Genworth Financial, Inc.	52,410
810		Hartford Financial Services Group, Inc.	77,420
490		Lincoln National Corp.	33,217
1,580		Loews Corp.	71,779
900		Marsh & McLennan Cos., Inc.	26,361
250		MBIA, Inc.	16,373
2,020		Metlife, Inc.	127,563
290		MGIC Investment Corp.	17,087
1,010		Principal Financial Group	60,469
2,170		Progressive Corp.	47,349
1,430		Prudential Financial, Inc.	129,072
370		Safeco Corp.	24,579
280		Torchmark Corp.	18,365
1,440		Travelers Cos., Inc.	74,549
400	@@	XL Capital Ltd.	27,984
			1,570,280
		Internet: 1.3%
650	@	Amazon.com, Inc.	25,864
2,280	@	eBay, Inc.	75,582
450	@	Google, Inc.	206,172
400	@	IAC/InterActiveCorp.	15,084
2,198	@	Symantec Corp.	38,025
650	@	VeriSign, Inc.	16,328
2,300	@	Yahoo!, Inc.	71,967
			449,022
		Iron/Steel: 0.4%
200		Allegheny Technologies, Inc.	21,338
1,100		Nucor Corp.	71,643
350		United States Steel Corp.	34,710
			127,691
		Leisure Time: 0.3%
960		Carnival Corp.	44,986
590		Harley-Davidson, Inc.	34,663
310		Sabre Holdings Corp.	10,153
			89,802
		Lodging: 0.2%
400		Harrah’s Entertainment, Inc.	33,780
630		Marriott International, Inc.	30,845
260		Starwood Hotels & Resorts Worldwide, Inc.	16,861
			81,486
		Machinery - Construction & Mining: 0.3%
1,350	@	Caterpillar, Inc.	90,491
300		Terex Corp.	21,528
			112,019

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 0.3%
200		Cummins, Inc.	$28,944
400		Deere & Co.	43,456
280		Rockwell Automation, Inc.	16,764
			89,164
		Media: 2.5%
1,260		CBS Corp. - Class B	38,543
1,100		Clear Channel Communications, Inc.	38,544
5,800	@	Comcast Corp.	150,510
1,600	@	DIRECTV Group, Inc.	36,912
600		Gannett Co., Inc.	33,774
1,380		McGraw-Hill Cos., Inc.	86,774
200		Meredith Corp.	11,478
6,000		News Corp., Inc. - Class A	138,720
5,300		Time Warner, Inc.	104,516
400		Tribune Co.	12,844
1,000	@	Viacom - Class B	41,110
5,480		Walt Disney Co.	188,676
			882,401
		Mining: 0.4%
1,000		Alcoa, Inc.	33,900
1,021		Freeport-McMoRan Copper & Gold, Inc.	67,580
800		Newmont Mining Corp.	33,592
			135,072
		Miscellaneous Manufacturing: 4.2%
1,290		3M Co.	98,595
720		Cooper Industries Ltd.	32,393
430		Danaher Corp.	30,724
380		Dover Corp.	18,548
1,450		Eastman Kodak Co.	32,712
1,010		Eaton Corp.	84,396
22,630		General Electric Co.	800,184
2,290		Honeywell International, Inc.	105,477
800		Illinois Tool Works, Inc.	41,280
300		ITT Corp.	18,096
300		Pall Corp.	11,400
400		Parker Hannifin Corp.	34,524
340		Textron, Inc.	30,532
4,300	@@	Tyco International Ltd.	135,665
			1,474,526
		Office/Business Equipment: 0.2%
300		Pitney Bowes, Inc.	13,617
2,750	@	Xerox Corp.	46,448
			60,065
		Oil & Gas: 7.1%
1,010		Anadarko Petroleum Corp.	43,410
200		Apache Corp.	14,140
400		Chesapeake Energy Corp.	12,352
5,975		Chevron Corp.	441,911
3,401		ConocoPhillips	232,458
1,010		Devon Energy Corp.	69,912
600		ENSCO International, Inc.	32,640
400		EOG Resources, Inc.	28,536
14,140		ExxonMobil Corp.	1,066,863
400		Hess Corp.	22,188
1,180		Marathon Oil Corp.	116,619
300		Murphy Oil Corp.	16,020
300		Noble Corp.	23,604
2,300		Occidental Petroleum Corp.	113,413
400		Sunoco, Inc.	28,176
600	@	Transocean, Inc.	49,020
1,660		Valero Energy Corp.	107,053
650		XTO Energy, Inc.	35,627
			2,453,942
		Oil & Gas Services: 1.1%
300		Baker Hughes, Inc.	19,839
500		BJ Services Co.	13,950
3,400		Halliburton Co.	107,916
600	@	National Oilwell Varco, Inc.	46,674
2,700		Schlumberger Ltd.	186,570
			374,949
		Packaging & Containers: 0.2%
480		Ball Corp.	22,008
400		Bemis Co.	13,356
1,350	@	Pactiv Corp.	45,549
			80,913

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 4.9%
3,250		Abbott Laboratories	$181,350
300		Allergan, Inc.	33,246
820		AmerisourceBergen Corp.	43,255
350	@	Barr Pharmaceuticals, Inc.	16,223
3,900		Bristol-Myers Squibb Co.	108,264
910		Cardinal Health, Inc.	66,385
1,700		Eli Lilly & Co.	91,307
210	@	Express Scripts, Inc.	16,951
1,000	@	Forest Laboratories, Inc.	51,440
1,090	@	Gilead Sciences, Inc.	83,385
500	@	Hospira, Inc.	20,450
1,240	@	King Pharmaceuticals, Inc.	24,391
600	@	Medco Health Solutions, Inc.	43,518
5,210		Merck & Co., Inc.	230,126
1,000		Mylan Laboratories	21,140
16,830		Pfizer, Inc.	425,126
4,250		Schering-Plough Corp.	108,418
2,940		Wyeth	147,088
			1,712,063
		Pipelines: 0.4%
1,500		El Paso Corp.	21,705
300		Kinder Morgan, Inc.	31,935
200		Questar Corp.	17,842
1,100		Spectra Energy Corp.	28,897
1,190		Williams Cos., Inc.	33,867
			134,246
		Real Estate: 0.1%
400	@	CB Richard Ellis Group, Inc.	13,672
402	@	Realogy Corp.	11,903
			25,575
		Real Estate Investment Trusts: 0.6%
300		Apartment Investment & Management Co.	17,307
200		Boston Properties, Inc.	23,480
260		Developers Diversified Realty Corp.	16,354
1,000		Host Hotels & Resorts, Inc.	26,310
300		Kimco Realty Corp.	14,622
500		Prologis	32,465
200		Public Storage, Inc.	18,934
400		Simon Property Group, Inc.	44,500
100		Vornado Realty Trust	11,934
			205,906
		Retail: 4.9%
180		Abercrombie & Fitch Co.	13,622
200	@	Autozone, Inc.	25,628
885		Best Buy Co., Inc.	43,117
600	@	Big Lots, Inc.	18,768
1,280		Circuit City Stores, Inc.	23,718
890		Costco Wholesale Corp.	47,918
2,386		CVS Corp.	81,458
440		Darden Restaurants, Inc.	18,124
700		Dollar General Corp.	14,805
750		Family Dollar Stores, Inc.	22,215
1,878		Federated Department Stores, Inc.	84,604
1,640		Gap, Inc.	28,224
3,910		Home Depot, Inc.	143,653
410		JC Penney Co., Inc.	33,686
1,200	@	Kohl’s Corp.	91,932
3,140		Lowe’s Cos., Inc.	98,879
2,730		McDonald’s Corp.	122,987
1,200		Nordstrom, Inc.	63,528
490	@	Office Depot, Inc.	17,219
300		OfficeMax, Inc.	15,822
700		RadioShack Corp.	18,921
190	@	Sears Holding Corp.	34,230
1,695		Staples, Inc.	43,799
1,430	@	Starbucks Corp.	44,845
1,780		Target Corp.	105,483
1,290		TJX Cos., Inc.	34,778
2,280		Walgreen Co.	104,629
5,830		Wal-Mart Stores, Inc.	273,719
340		Wendy’s International, Inc.	10,642
490		Yum! Brands, Inc.	28,302
			1,709,255
		Savings & Loans: 0.3%
2,466		Washington Mutual, Inc.	99,577
			99,577
		Semiconductors: 1.8%
1,050	@	Advanced Micro Devices, Inc.	13,713

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
990	@	Altera Corp.	$19,790
630		Analog Devices, Inc.	21,729
3,110		Applied Materials, Inc.	56,975
500	@	Broadcom Corp.	16,035
12,630		Intel Corp.	241,612
400		KLA-Tencor Corp.	21,328
500		Linear Technology Corp.	15,795
600		Maxim Integrated Products	17,640
2,350	@	Micron Technology, Inc.	28,388
650		National Semiconductor Corp.	15,691
650	@	Novellus Systems, Inc.	20,813
750	@	Nvidia Corp.	21,585
1,700	@	Teradyne, Inc.	28,118
2,500		Texas Instruments, Inc.	75,250
750		Xilinx, Inc.	19,298
			633,760
		Software: 3.0%
1,350	@	Adobe Systems, Inc.	56,295
670	@	Autodesk, Inc.	25,192
960		Automatic Data Processing, Inc.	46,464
930	@	BMC Software, Inc.	28,635
1,140		CA, Inc.	29,537
400	@	Citrix Systems, Inc.	12,812
1,930	@	Compuware Corp.	18,316
580	@	Electronic Arts, Inc.	29,209
2,000		First Data Corp.	53,800
390	@	Fiserv, Inc.	20,693
1,220	@	Intuit, Inc.	33,379
18,260		Microsoft Corp.	508,906
8,470	@	Oracle Corp.	153,561
810		Paychex, Inc.	30,675
			1,047,474
		Telecommunications: 5.1%
800	@	ADC Telecommunications, Inc.	13,392
200		Alltel Corp.	12,400
13,914		AT&T, Inc.	548,629
1,230	@	Avaya, Inc.	14,526
460		CenturyTel, Inc.	20,787
14,500	@	Cisco Systems, Inc.	370,185
1,000		Citizens Communications Co.	14,950
3,290	@	Corning, Inc.	74,815
351		Embarq Corp.	19,779
1,300	@	Juniper Networks, Inc.	25,584
6,040		Motorola, Inc.	106,727
3,870		Qualcomm, Inc.	165,094
3,500	@	Qwest Communications International, Inc.	31,465
5,883		Sprint Nextel Corp.	111,542
6,050		Verizon Communications, Inc.	229,416
			1,759,291
		Toys/Games/Hobbies: 0.1%
790		Mattel, Inc.	21,780
			21,780
		Transportation: 1.2%
410		Burlington Northern Santa Fe Corp.	32,976
300		CH Robinson Worldwide, Inc.	14,325
600		CSX Corp.	24,030
1,010		FedEx Corp.	108,504
990		Norfolk Southern Corp.	50,094
300		Ryder System, Inc.	14,802
500		Union Pacific Corp.	50,775
1,900		United Parcel Service, Inc.	133,190
			428,696
		Total Common Stock
		(Cost $26,899,216)	28,635,997

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.5%
		Other U.S. Agency Obligations: 2.5%
$1,070,000		Financing Corp., 5.160%, due 10/06/11	$865,465

		Total U.S. Government Agency Obligations
		(Cost $888,959)	865,465

U.S. TREASURY OBLIGATIONS: 14.2%
		U.S. Treasury STRIP: 14.2%
6,000,000	^	4.450%, due 08/15/11	4,948,200

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
	Total U.S. Treasury Obligations
	(Cost $ 4,969,068 )		$4,948,200

	Total Long-Term Investments
	(Cost $32,757,243)		34,449,662
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreement: 1.1%
$377,000

Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $377,168 to be received upon repurchase (Collateralized by $374,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $384,557, due 04/15/15)

			377,000

	Total Short-Term Investments
	(Cost $377,000)		377,000

	Total Investments in Securities
	(Cost $33,134,243)*	100.1%	$34,826,662
	Other Assets and Liabilities - Net	(0.1)	(48,346)
	Net Assets	100.0%	$34,778,316

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $ 33,591,906.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$1,716,157
	Gross Unrealized Depreciation		(481,401)
	Net Unrealized Appreciation		$1,234,756

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 77.3%
		Advertising: 0.2%
1,476		Omnicom Group	$151,113
			151,113
		Aerospace/Defense: 1.8%
3,339		Boeing Co.	296,870
1,300		General Dynamics Corp.	99,320
440		Goodrich Corp.	22,651
599		L-3 Communications Holdings, Inc.	52,395
2,025		Lockheed Martin Corp.	196,466
1,959		Northrop Grumman Corp.	145,397
3,352		Raytheon Co.	175,846
4,830		United Technologies Corp.	313,950
			1,302,895
		Agriculture: 1.4%
9,060		Altria Group, Inc.	795,559
2,613		Archer-Daniels-Midland Co.	95,897
1,196		Reynolds American, Inc.	74,642
980		UST, Inc.	56,820
			1,022,918
		Apparel: 0.4%
2,578	@	Coach, Inc.	129,029
730		Jones Apparel Group, Inc.	22,433
607		Liz Claiborne, Inc.	26,010
824		Nike, Inc.	87,558
400		Polo Ralph Lauren Corp.	35,260
			300,290
		Auto Manufacturers: 0.3%
8,501	@	Ford Motor Co.	67,073
2,300		General Motors Corp.	70,472
1,470		Paccar, Inc.	107,898
			245,443
		Auto Parts & Equipment: 0.1%
900	@	Goodyear Tire & Rubber Co.	28,071
677		Johnson Controls, Inc.	64,058
			92,129
		Banks: 5.4%
21,769		Bank of America Corp.	1,110,654
2,848		Bank of New York Co., Inc.	115,486
1,980		BB&T Corp.	81,220
1,671		Capital One Financial Corp.	126,094
1,021		Comerica, Inc.	60,362
2,000		Fifth Third Bancorp.	77,380
666		First Horizon National Corp.	27,659
3,441		Huntington Bancshares, Inc.	75,186
1,604		Keycorp.	60,102
339		M&T Bank Corp.	39,266
999		Marshall & Ilsley Corp.	46,264
1,635		Mellon Financial Corp.	70,534
3,522		National City Corp.	131,195
500		Northern Trust Corp.	30,070
1,275		PNC Financial Services Group, Inc.	91,762
4,210		Regions Financial Corp.	148,908
1,138		State Street Corp.	73,686
1,131		SunTrust Banks, Inc.	93,918
1,370		Synovus Financial Corp.	44,306
7,459		US Bancorp.	260,841
9,055		Wachovia Corp.	498,478
16,134		Wells Fargo & Co.	555,494
408		Zions Bancorp.	34,484
			3,853,349
		Beverages: 1.6%
4,305		Anheuser-Busch Cos., Inc.	217,230
8,243		Coca-Cola Co.	395,664
400		Molson Coors Brewing Co.	37,848
1,947		Pepsi Bottling Group, Inc.	62,090
6,477		PepsiCo, Inc.	411,678
			1,124,510
		Biotechnology: 0.7%
5,018	@	Amgen, Inc.	280,406
1,360	@	Biogen Idec, Inc.	60,357
1,360	@	Celgene Corp.	71,346

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
1,012	@	Genzyme Corp.	$60,740
1,400	@	Medimmune, Inc.	50,946
			523,795
		Building Materials: 0.1%
1,783		Masco Corp.	48,854
			48,854
		Chemicals: 1.2%
362		Air Products & Chemicals, Inc.	26,774
500		Ashland, Inc.	32,800
3,492		Dow Chemical Co.	160,143
900		Ecolab, Inc.	38,700
3,280		EI DuPont de Nemours & Co.	162,130
1,555		International Flavors & Fragrances, Inc.	73,427
2,638		Monsanto Co.	144,984
1,153		PPG Industries, Inc.	81,067
400		Praxair, Inc.	25,184
893		Sherwin-Williams Co.	58,974
1,700		Sigma-Aldrich Corp.	70,584
			874,767
		Coal: 0.1%
800		Consol Energy, Inc.	31,304
1,130		Peabody Energy Corp.	45,471
			76,775
		Commercial Services: 0.6%
760	@	Apollo Group, Inc.	33,364
1,300	@	Convergys Corp.	33,033
983		Equifax, Inc.	35,830
2,034		McKesson Corp.	119,070
1,676		Moody’s Corp.	104,013
674		Robert Half International, Inc.	24,945
1,100		RR Donnelley & Sons Co.	40,249
3,057		Western Union Co.	67,101
			457,605
		Computers: 3.4%
400	@	Affiliated Computer Services, Inc.	23,552
3,700	@	Apple, Inc.	343,767
300	@	Cognizant Technology Solutions Corp.	26,481
716	@	Computer Sciences Corp.	37,325
12,923	@	Dell, Inc.	299,943
2,083		Electronic Data Systems Corp.	57,657
11,353	@	EMC Corp.	157,239
13,353		Hewlett-Packard Co.	535,989
7,370		International Business Machines Corp.	694,696
527	@	Lexmark International, Inc.	30,808
708	@	NCR Corp.	33,821
1,562	@	Network Appliance, Inc.	57,044
1,080	@	Sandisk Corp.	47,304
13,520	@	Sun Microsystems, Inc.	81,255
2,981	@	Unisys Corp.	25,130
			2,452,011
		Cosmetics/Personal Care: 1.7%
1,620		Avon Products, Inc.	60,361
2,108		Colgate-Palmolive Co.	140,793
1,140		Estee Lauder Cos., Inc.	55,689
14,718		Procter & Gamble Co.	929,589
			1,186,432
		Distribution/Wholesale: 0.0%
345		WW Grainger, Inc.	26,648
			26,648
		Diversified Financial Services: 6.8%
5,198		American Express Co.	293,167
1,575		Ameriprise Financial, Inc.	89,996
486		Bear Stearns Cos., Inc.	73,070
4,240		Charles Schwab Corp.	77,550
190		Chicago Mercantile Exchange Holdings, Inc.	101,167
1,506		CIT Group, Inc.	79,698
23,555		Citigroup, Inc.	1,209,314
2,840		Countrywide Financial Corp.	95,538
1,500	@	E*Trade Financial Corp.	31,830
4,098		Fannie Mae	223,669
830		Federated Investors, Inc.	30,478
716		Franklin Resources, Inc.	86,514
2,880		Freddie Mac	171,331
2,016		Goldman Sachs Group, Inc.	416,566
1,300		Janus Capital Group, Inc.	27,183
17,040		JP Morgan Chase & Co.	824,395
300		Legg Mason, Inc.	28,263

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
2,694		Lehman Brothers Holdings, Inc.	$188,769
4,182		Merrill Lynch & Co., Inc.	341,544
5,525		Morgan Stanley	435,149
1,298		SLM Corp.	53,088
			4,878,279
		Electric: 2.3%
3,646	@	AES Corp.	78,462
710	@	Allegheny Energy, Inc.	34,889
2,015		American Electric Power Co., Inc.	98,231
2,130		Centerpoint Energy, Inc.	38,212
405		Constellation Energy Group, Inc.	35,215
300		Dominion Resources, Inc.	26,631
600		DTE Energy Co.	28,740
3,400		Duke Energy Corp.	68,986
1,590		Edison International	78,117
2,200		Entergy Corp.	230,824
2,360		Exelon Corp.	162,156
2,352		FirstEnergy Corp.	155,796
500		FPL Group, Inc.	30,585
1,802		PG&E Corp.	86,983
800		PPL Corp.	32,720
1,400		Progress Energy, Inc.	70,616
1,438		Public Service Enterprise Group, Inc.	119,412
1,700		TECO Energy, Inc.	29,257
2,052		TXU Corp.	131,533
4,459		Xcel Energy, Inc.	110,093
			1,647,458
		Electrical Components & Equipment: 0.3%
4,442		Emerson Electric Co.	191,406
			191,406
		Electronics: 0.2%
1,576	@	Agilent Technologies, Inc.	53,095
1,061		Applera Corp. - Applied Biosystems Group	31,374
1,447	@	Thermo Electron Corp.	67,647
322	@	Waters Corp.	18,676
			170,792
		Entertainment: 0.0%
710		International Game Technology	28,670
			28,670
		Environmental Control: 0.1%
2,879		Waste Management, Inc.	99,066
			99,066
		Food: 0.8%
1,521		Campbell Soup Co.	59,243
3,546		General Mills, Inc.	206,448
1,388		HJ Heinz Co.	65,403
1,092		Kellogg Co.	56,162
1,352		Kroger Co.	38,194
765		McCormick & Co., Inc.	29,468
1,860		Safeway, Inc.	68,150
800		Sysco Corp.	27,064
560		Whole Foods Market, Inc.	25,116
			575,248
		Forest Products & Paper: 0.2%
1,940		International Paper Co.	70,616
751		MeadWestvaco Corp.	23,161
1,144		Temple-Inland, Inc.	68,343
			162,120
		Gas: 0.4%
700		KeySpan Corp.	28,805
3,200		Nicor, Inc.	154,944
2,500		NiSource, Inc.	61,100
1,050		Sempra Energy	64,061
			308,910
		Hand/Machine Tools: 0.2%
426		Black & Decker Corp.	34,770
1,259		Snap-On, Inc.	60,558
1,208		Stanley Works	66,875
			162,203
		Healthcare - Products: 2.2%
3,643		Baxter International, Inc.	191,877
704		Becton Dickinson & Co.	54,131
1,100		Biomet, Inc.	46,739
4,420	@	Boston Scientific Corp.	64,267
335		CR Bard, Inc.	26,636
12,259		Johnson & Johnson	738,727
4,800		Medtronic, Inc.	235,488

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
700	@	St. Jude Medical, Inc.	$26,327
900		Stryker Corp.	59,688
500	@	Varian Medical Systems, Inc.	23,845
920	@	Zimmer Holdings, Inc.	78,577
			1,546,302
		Healthcare - Services: 1.3%
2,584		Aetna, Inc.	113,153
1,100	@	Coventry Health Care, Inc.	61,655
1,076	@	Humana, Inc.	62,430
754	@	Laboratory Corp. of America Holdings	54,763
584		Quest Diagnostics	29,124
6,470		UnitedHealth Group, Inc.	342,716
3,048	@	WellPoint, Inc.	247,193
			911,034
		Home Builders: 0.1%
1,100		D.R. Horton, Inc.	24,200
600		KB Home	25,602
			49,802
		Home Furnishings: 0.1%
340		Harman International Industries, Inc.	32,667
340		Whirlpool Corp.	28,869
			61,536
		Household Products/Wares: 0.4%
420		Avery Dennison Corp.	26,989
400		Clorox Co.	25,476
2,904		Kimberly-Clark Corp.	198,895
			251,360
		Housewares: 0.1%
1,185		Newell Rubbermaid, Inc.	36,842
			36,842
		Insurance: 4.3%
1,639	@@	ACE Ltd.	93,521
1,856		Aflac, Inc.	87,343
3,464		Allstate Corp.	208,048
455		AMBAC Financial Group, Inc.	39,307
11,243		American International Group, Inc.	755,754
1,380		AON Corp.	52,385
3,384		Chubb Corp.	174,851
513		Cigna Corp.	73,185
3,280		Genworth Financial, Inc.	114,603
1,422		Hartford Financial Services Group, Inc.	135,915
1,170		Lincoln National Corp.	79,314
3,301		Loews Corp.	149,964
1,700		Marsh & McLennan Cos., Inc.	49,793
393		MBIA, Inc.	25,738
4,272		Metlife, Inc.	269,777
413		MGIC Investment Corp.	24,334
1,976		Principal Financial Group	118,303
4,432		Progressive Corp.	96,706
2,643		Prudential Financial, Inc.	238,557
859		Safeco Corp.	57,063
519		Torchmark Corp.	34,041
3,017		Travelers Cos., Inc.	156,190
800	@@	XL Capital Ltd.	55,968
			3,090,660
		Internet: 1.3%
1,240	@	Amazon.com, Inc.	49,340
4,464	@	eBay, Inc.	147,982
980	@	Google, Inc.	448,997
1,000	@	IAC/InterActiveCorp.	37,710
4,241	@	Symantec Corp.	73,369
1,420	@	VeriSign, Inc.	35,670
3,900	@	Yahoo!, Inc.	122,031
			915,099
		Iron/Steel: 0.4%
400		Allegheny Technologies, Inc.	42,676
2,134		Nucor Corp.	138,987
693		United States Steel Corp.	68,725
			250,388
		Leisure Time: 0.2%
1,664		Carnival Corp.	77,975
1,176		Harley-Davidson, Inc.	69,090
551		Sabre Holdings Corp.	18,045
			165,110
		Lodging: 0.2%
700		Harrah’s Entertainment, Inc.	59,115
722		Marriott International, Inc.	35,349

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Lodging (continued)
365		Starwood Hotels & Resorts Worldwide, Inc.	$23,670
			118,134
		Machinery - Construction & Mining: 0.3%
2,680		Caterpillar, Inc.	179,640
500	@	Terex Corp.	35,880
			215,520
		Machinery - Diversified: 0.3%
504		Cummins, Inc.	72,939
920		Deere & Co.	99,949
638		Rockwell Automation, Inc.	38,197
			211,085
		Media: 2.4%
2,430		CBS Corp. - Class B	74,334
2,140		Clear Channel Communications, Inc.	74,986
10,470	@	Comcast Corp.	271,697
3,100	@	DIRECTV Group, Inc.	71,517
1,100		Gannett Co., Inc.	61,919
2,700		McGraw-Hill Cos., Inc.	169,776
400		Meredith Corp.	22,956
11,840		News Corp., Inc. - Class A	273,741
10,300		Time Warner, Inc.	203,116
900		Tribune Co.	28,899
1,700	@	Viacom - Class B	69,887
10,914		Walt Disney Co.	375,769
			1,698,597
		Mining: 0.3%
1,900		Alcoa, Inc.	64,410
1,536		Freeport-McMoRan Copper & Gold, Inc.	101,668
1,400		Newmont Mining Corp.	58,786
			224,864
		Miscellaneous Manufacturing: 4.0%
2,450		3M Co.	187,254
1,486		Cooper Industries Ltd.	66,855
972		Danaher Corp.	69,449
907		Dover Corp.	44,271
2,640		Eastman Kodak Co.	59,558
1,678		Eaton Corp.	140,214
43,863		General Electric Co.	1,550,991
4,586		Honeywell International, Inc.	211,231
1,600		Illinois Tool Works, Inc.	82,560
664		ITT Corp.	40,052
700		Pall Corp.	26,600
726		Parker Hannifin Corp.	62,661
524		Textron, Inc.	47,055
8,400	@@	Tyco International Ltd.	265,020
			2,853,771
		Office/Business Equipment: 0.2%
600		Pitney Bowes, Inc.	27,234
5,167	@	Xerox Corp.	87,271
			114,505
		Oil & Gas: 6.6%
1,742		Anadarko Petroleum Corp.	74,871
400		Apache Corp.	28,280
800		Chesapeake Energy Corp.	24,704
11,681		Chevron Corp.	863,927
6,572		ConocoPhillips	449,196
1,640		Devon Energy Corp.	113,521
1,100		ENSCO International, Inc.	59,840
432		EOG Resources, Inc.	30,819
27,095		ExxonMobil Corp.	2,044,318
700		Hess Corp.	38,829
2,327		Marathon Oil Corp.	229,977
500		Murphy Oil Corp.	26,700
500		Noble Corp.	39,340
4,464		Occidental Petroleum Corp.	220,120
770		Sunoco, Inc.	54,239
1,100	@	Transocean, Inc.	89,870
3,366		Valero Energy Corp.	217,073
1,360		XTO Energy, Inc.	74,542
			4,680,166
		Oil & Gas Services: 1.0%
400		Baker Hughes, Inc.	26,452
1,100		BJ Services Co.	30,690
5,964		Halliburton Co.	189,297
1,200	@	National Oilwell Varco, Inc.	93,348
5,140		Schlumberger Ltd.	355,174
			694,961

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 0.2%
536		Ball Corp.	$24,576
800		Bemis Co.	26,712
2,500	@	Pactiv Corp.	84,350
			135,638
		Pharmaceuticals: 4.6%
5,840		Abbott Laboratories	325,872
500		Allergan, Inc.	55,410
2,066		AmerisourceBergen Corp.	108,982
540	@	Barr Pharmaceuticals, Inc.	25,029
7,500		Bristol-Myers Squibb Co.	208,200
1,503		Cardinal Health, Inc.	109,644
3,600		Eli Lilly & Co.	193,356
410	@	Express Scripts, Inc.	33,095
1,603	@	Forest Laboratories, Inc.	82,458
2,121	@	Gilead Sciences, Inc.	162,257
900	@	Hospira, Inc.	36,810
2,399	@	King Pharmaceuticals, Inc.	47,188
1,100	@	Medco Health Solutions, Inc.	79,783
10,201		Merck & Co., Inc.	450,578
1,900		Mylan Laboratories	40,166
32,535		Pfizer, Inc.	821,834
8,420		Schering-Plough Corp.	214,794
5,534		Wyeth	276,866
			3,272,322
		Pipelines: 0.3%
2,800		El Paso Corp.	40,516
400		Kinder Morgan, Inc.	42,580
400		Questar Corp.	35,684
1,900		Spectra Energy Corp.	49,913
2,208		Williams Cos., Inc.	62,840
			231,533
		Real Estate: 0.1%
700	@	CB Richard Ellis Group, Inc.	23,926
1,004	@	Realogy Corp.	29,728
			53,654
		Real Estate Investment Trusts: 0.6%
322		Apartment Investment & Management Co.	18,576
500		Boston Properties, Inc.	58,700
500		Developers Diversified Realty Corp.	31,450
1,900		Host Hotels & Resorts, Inc.	49,989
500		Kimco Realty Corp.	24,370
1,100		Prologis	71,423
300		Public Storage, Inc.	28,401
800		Simon Property Group, Inc.	89,000
200		Vornado Realty Trust	23,868
			395,777
		Retail: 4.7%
350		Abercrombie & Fitch Co.	26,488
470	@	Autozone, Inc.	60,226
1,435		Best Buy Co., Inc.	69,913
1,200	@	Big Lots, Inc.	37,536
2,498		Circuit City Stores, Inc.	46,288
2,334		Costco Wholesale Corp.	125,663
3,835		CVS Corp.	130,927
957		Darden Restaurants, Inc.	39,419
1,300		Dollar General Corp.	27,495
1,540		Family Dollar Stores, Inc.	45,615
3,458		Federated Department Stores, Inc.	155,783
3,003		Gap, Inc.	51,682
7,541		Home Depot, Inc.	277,056
884		JC Penney Co., Inc.	72,629
2,310	@	Kohl’s Corp.	176,969
6,186		Lowe’s Cos., Inc.	194,797
5,775		McDonald’s Corp.	260,164
2,202		Nordstrom, Inc.	116,574
979	@	Office Depot, Inc.	34,402
400		OfficeMax, Inc.	21,096
1,300		RadioShack Corp.	35,139
400	@	Sears Holding Corp.	72,064
2,832		Staples, Inc.	73,179
2,844	@	Starbucks Corp.	89,188
3,554		Target Corp.	210,610
2,608		TJX Cos., Inc.	70,312
4,329		Walgreen Co.	198,658
11,380		Wal-Mart Stores, Inc.	534,291
900		Wendy’s International, Inc.	28,170

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,126		Yum! Brands, Inc.	$65,038
			3,347,371
		Savings & Loans: 0.3%
4,754		Washington Mutual, Inc.	191,967
			191,967
		Semiconductors: 1.7%
2,100	@	Advanced Micro Devices, Inc.	27,426
1,992	@	Altera Corp.	39,820
1,102		Analog Devices, Inc.	38,008
5,945		Applied Materials, Inc.	108,912
1,100	@	Broadcom Corp.	35,277
24,514		Intel Corp.	468,953
900		KLA-Tencor Corp.	47,988
1,000		Linear Technology Corp.	31,590
1,242		Maxim Integrated Products	36,515
4,350	@	Micron Technology, Inc.	52,548
1,291		National Semiconductor Corp.	31,165
1,250	@	Novellus Systems, Inc.	40,025
1,400	@	Nvidia Corp.	40,292
3,150	@	Teradyne, Inc.	52,101
4,900		Texas Instruments, Inc.	147,490
1,360		Xilinx, Inc.	34,993
			1,233,103
		Software: 2.8%
2,416	@	Adobe Systems, Inc.	100,747
1,222	@	Autodesk, Inc.	45,947
1,881		Automatic Data Processing, Inc.	91,040
1,825	@	BMC Software, Inc.	56,192
2,051		CA, Inc.	53,141
800	@	Citrix Systems, Inc.	25,624
3,789	@	Compuware Corp.	35,958
1,231	@	Electronic Arts, Inc.	61,993
3,457		First Data Corp.	92,993
931	@	Fiserv, Inc.	49,399
1,572	@	Intuit, Inc.	43,010
35,264		Microsoft Corp.	982,808
16,405	@	Oracle Corp.	297,423
1,426		Paychex, Inc.	54,003
			1,990,278
		Telecommunications: 4.8%
1,600	@	ADC Telecommunications, Inc.	26,784
440		Alltel Corp.	27,280
27,225		AT&T, Inc.	1,073,482
2,264	@	Avaya, Inc.	26,738
908		CenturyTel, Inc.	41,033
28,545	@	Cisco Systems, Inc.	728,754
1,860		Citizens Communications Co.	27,807
7,050	@	Corning, Inc.	160,317
565		Embarq Corp.	31,838
2,400	@	Juniper Networks, Inc.	47,232
12,013		Motorola, Inc.	212,270
7,534		Qualcomm, Inc.	321,400
6,600	@	Qwest Communications International, Inc.	59,334
11,402		Sprint Nextel Corp.	216,182
11,683		Verizon Communications, Inc.	443,019
			3,443,470
		Toys/Games/Hobbies: 0.1%
1,630		Mattel, Inc.	44,939
			44,939
		Transportation: 1.1%
647		Burlington Northern Santa Fe Corp.	52,038
500		CH Robinson Worldwide, Inc.	23,875
1,064		CSX Corp.	42,613
1,786		FedEx Corp.	191,870
1,544		Norfolk Southern Corp.	78,126
500		Ryder System, Inc.	24,670
1,020		Union Pacific Corp.	103,581
3,800		United Parcel Service, Inc.	266,380
			783,153
		Total Common Stock
		(Cost $51,562,384)	55,176,627

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.0%
		Federal National Mortgage Association: 13.0%
$8,752,000	^	5.190%, due 11/15/11	$7,038,315

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
		Federal National Mortgage Association (continued)
$2,840,000	^	5.230%, due 02/12/12		$2,256,332

		Total U.S. Government Agency Obligations
		(Cost $9,579,587)		9,294,647
U.S. TREASURY OBLIGATIONS: 9.4%
		U.S. Treasury STRIP: 9.4%
8,280,000	^	4.480%, due 02/15/12		6,670,020

		Total U.S. Treasury Obligations
		(Cost $6,690,003)		6,670,020

		Total Long-Term Investments
		(Cost $67,831,974)		71,141,294
SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
273,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $273,121 to be received upon repurchase (Collateralized by $271,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $278,649, due 04/15/15)		273,000

		Total Short-Term Investments
		(Cost $273,000)		273,000

		Total Investments in Securities
		(Cost $68,104,974)*	100.1%	$71,414,294
		Other Assets and Liabilities - Net	(0.1)	(56,106)
		Net Assets	100.0%	$71,358,188

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^	Interest Only (IO) Security

	*	Cost for federal income tax purposes is $69,004,737 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,613,040
		Gross Unrealized Depreciation		(1,203,483)
		Net Unrealized Appreciation		$2,409,557

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 78.1%
		Advertising: 0.2%
1,060		Omnicom Group	$108,523
			108,523
		Aerospace/Defense: 1.8%
2,410		Boeing Co.	214,273
1,040		General Dynamics Corp.	79,456
360		Goodrich Corp.	18,533
610		L-3 Communications Holdings, Inc.	53,357
1,450		Lockheed Martin Corp.	140,679
1,316		Northrop Grumman Corp.	97,674
2,317		Raytheon Co.	121,550
3,740		United Technologies Corp.	243,100
			968,622
		Agriculture: 1.5%
6,850		Altria Group, Inc.	601,499
1,930		Archer-Daniels-Midland Co.	70,831
840		Reynolds American, Inc.	52,424
760		UST, Inc.	44,065
			768,819
		Apparel: 0.5%
2,110	@	Coach, Inc.	105,606
630		Jones Apparel Group, Inc.	19,360
430		Liz Claiborne, Inc.	18,426
660		Nike, Inc.	70,132
300		Polo Ralph Lauren Corp.	26,445
			239,969
		Auto Manufacturers: 0.3%
6,150	@	Ford Motor Co.	48,524
1,600		General Motors Corp.	49,024
990		Paccar, Inc.	72,666
			170,214
		Auto Parts & Equipment: 0.1%
600	@	Goodyear Tire & Rubber Co.	18,714
360		Johnson Controls, Inc.	34,063
			52,777
		Banks: 5.5%
16,375		Bank of America Corp.	835,453
2,200		Bank of New York Co., Inc.	89,210
1,840		BB&T Corp.	75,477
1,294		Capital One Financial Corp.	97,645
610		Comerica, Inc.	36,063
1,800		Fifth Third Bancorp.	69,642
480		First Horizon National Corp.	19,934
2,570		Huntington Bancshares, Inc.	56,155
1,150		Keycorp.	43,091
130		M&T Bank Corp.	15,058
610		Marshall & Ilsley Corp.	28,249
1,330		Mellon Financial Corp.	57,376
2,660		National City Corp.	99,085
400		Northern Trust Corp.	24,056
830		PNC Financial Services Group, Inc.	59,735
3,232		Regions Financial Corp.	114,316
730		State Street Corp.	47,268
950		SunTrust Banks, Inc.	78,888
990		Synovus Financial Corp.	32,017
5,550		US Bancorp.	194,084
6,846		Wachovia Corp.	376,872
12,060		Wells Fargo & Co.	415,226
260		Zions Bancorp.	21,975
			2,886,875
		Beverages: 1.6%
3,240		Anheuser-Busch Cos., Inc.	163,490
6,200		Coca-Cola Co.	297,600
300		Molson Coors Brewing Co.	28,386
1,460		Pepsi Bottling Group, Inc.	46,559
4,880		PepsiCo, Inc.	310,173
			846,208
		Biotechnology: 0.7%
3,820	@	Amgen, Inc.	213,462
920	@	Biogen Idec, Inc.	40,830
860	@	Celgene Corp.	45,116

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
660	@	Genzyme Corp.	$39,613
1,000	@	Medimmune, Inc.	36,390
			375,411
		Building Materials: 0.1%
1,260		Masco Corp.	34,524
			34,524
		Chemicals: 1.3%
270		Air Products & Chemicals, Inc.	19,969
400		Ashland, Inc.	26,240
2,710		Dow Chemical Co.	124,281
600		Ecolab, Inc.	25,800
2,440		EI DuPont de Nemours & Co.	120,609
1,190		International Flavors & Fragrances, Inc.	56,192
1,980		Monsanto Co.	108,821
880		PPG Industries, Inc.	61,873
300		Praxair, Inc.	18,888
880		Sherwin-Williams Co.	58,115
1,300		Sigma-Aldrich Corp.	53,976
			674,764
		Coal: 0.1%
600		Consol Energy, Inc.	23,478
840		Peabody Energy Corp.	33,802
			57,280
		Commercial Services: 0.6%
560	@	Apollo Group, Inc.	24,584
1,000	@	Convergys Corp.	25,410
690		Equifax, Inc.	25,151
1,070		McKesson Corp.	62,638
1,280		Moody’s Corp.	79,437
570		Robert Half International, Inc.	21,096
800		RR Donnelley & Sons Co.	29,272
2,240		Western Union Co.	49,168
			316,756
		Computers: 3.4%
300	@	Affiliated Computer Services, Inc.	17,664
3,000	@	Apple, Inc.	278,730
250	@	Cognizant Technology Solutions Corp.	22,068
510	@	Computer Sciences Corp.	26,586
9,700	@	Dell, Inc.	225,137
1,510		Electronic Data Systems Corp.	41,797
8,460	@	EMC Corp.	117,171
9,510		Hewlett-Packard Co.	381,731
5,470		International Business Machines Corp.	515,602
330	@	Lexmark International, Inc.	19,292
470	@	NCR Corp.	22,452
1,120	@	Network Appliance, Inc.	40,902
760	@	Sandisk Corp.	33,288
10,060	@	Sun Microsystems, Inc.	60,461
2,110	@	Unisys Corp.	17,787
			1,820,668
		Cosmetics/Personal Care: 1.7%
1,280		Avon Products, Inc.	47,693
1,660		Colgate-Palmolive Co.	110,871
860		Estee Lauder Cos., Inc.	42,011
11,003		Procter & Gamble Co.	694,949
			895,524
		Distribution/Wholesale: 0.0%
310		WW Grainger, Inc.	23,944
			23,944
		Diversified Financial Services: 6.8%
3,890		American Express Co.	219,396
1,134		Ameriprise Financial, Inc.	64,797
320		Bear Stearns Cos., Inc.	48,112
3,080		Charles Schwab Corp.	56,333
140		Chicago Mercantile Exchange Holdings, Inc.	74,544
930		CIT Group, Inc.	49,216
17,600		Citigroup, Inc.	903,584
2,020		Countrywide Financial Corp.	67,953
1,020	@	E*Trade Financial Corp.	21,644
3,100		Fannie Mae	169,198
540		Federated Investors, Inc.	19,829
630		Franklin Resources, Inc.	76,123
2,260		Freddie Mac	134,447
1,390		Goldman Sachs Group, Inc.	287,216
980		Janus Capital Group, Inc.	20,492
12,680		JP Morgan Chase & Co.	613,458
200		Legg Mason, Inc.	18,842

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
1,980		Lehman Brothers Holdings, Inc.	$138,739
3,200		Merrill Lynch & Co., Inc.	261,344
4,260		Morgan Stanley	335,518
920		SLM Corp.	37,628
			3,618,413
		Electric: 2.3%
2,920	@	AES Corp.	62,838
560	@	Allegheny Energy, Inc.	27,518
1,810		American Electric Power Co., Inc.	88,238
1,600		Centerpoint Energy, Inc.	28,704
330		Constellation Energy Group, Inc.	28,694
200		Dominion Resources, Inc.	17,754
400		DTE Energy Co.	19,160
1,800		Duke Energy Corp.	36,522
1,270		Edison International	62,395
1,500		Entergy Corp.	157,380
1,760		Exelon Corp.	120,930
1,350		FirstEnergy Corp.	89,424
300		FPL Group, Inc.	18,351
1,340		PG&E Corp.	64,682
500		PPL Corp.	20,450
1,000		Progress Energy, Inc.	50,440
1,360		Public Service Enterprise Group, Inc.	112,934
1,200		TECO Energy, Inc.	20,652
1,340		TXU Corp.	85,894
3,700		Xcel Energy, Inc.	91,353
			1,204,313
		Electrical Components & Equipment: 0.3%
3,320		Emerson Electric Co.	143,059
			143,059
		Electronics: 0.3%
1,060	@	Agilent Technologies, Inc.	35,711
760		Applera Corp. - Applied Biosystems Group	22,473
1,160	@	Thermo Electron Corp.	54,230
360	@	Waters Corp.	20,880
			133,294
		Entertainment: 0.1%
770		International Game Technology	31,093
			31,093
		Environmental Control: 0.1%
2,080		Waste Management, Inc.	71,573
			71,573
		Food: 0.8%
1,230		Campbell Soup Co.	47,909
2,650		General Mills, Inc.	154,283
1,020		HJ Heinz Co.	48,062
810		Kellogg Co.	41,658
920		Kroger Co.	25,990
540		McCormick & Co., Inc.	20,801
1,280		Safeway, Inc.	46,899
600		Sysco Corp.	20,298
360		Whole Foods Market, Inc.	16,146
			422,046
		Forest Products & Paper: 0.2%
1,480		International Paper Co.	53,872
610		MeadWestvaco Corp.	18,812
840		Temple-Inland, Inc.	50,182
			122,866
		Gas: 0.4%
500		KeySpan Corp.	20,575
2,300		Nicor, Inc.	111,366
1,900		NiSource, Inc.	46,436
790		Sempra Energy	48,198
			226,575
		Hand/Machine Tools: 0.2%
300		Black & Decker Corp.	24,486
840		Snap-On, Inc.	40,404
870		Stanley Works	48,163
			113,053
		Healthcare - Products: 2.2%
2,780		Baxter International, Inc.	146,423
460		Becton Dickinson & Co.	35,369
800		Biomet, Inc.	33,992
3,600	@	Boston Scientific Corp.	52,344
300		CR Bard, Inc.	23,853
9,240		Johnson & Johnson	556,802
3,500		Medtronic, Inc.	171,710

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
500	@	St. Jude Medical, Inc.	$18,805
600		Stryker Corp.	39,792
400	@	Varian Medical Systems, Inc.	19,076
780	@	Zimmer Holdings, Inc.	66,620
			1,164,786
		Healthcare - Services: 1.3%
2,160		Aetna, Inc.	94,586
705	@	Coventry Health Care, Inc.	39,515
700	@	Humana, Inc.	40,614
530	@	Laboratory Corp. of America Holdings	38,494
400		Quest Diagnostics	19,948
4,960		UnitedHealth Group, Inc.	262,731
2,280	@	WellPoint, Inc.	184,908
			680,796
		Home Builders: 0.1%
800		D.R. Horton, Inc.	17,600
400		KB Home	17,068
			34,668
		Home Furnishings: 0.1%
320		Harman International Industries, Inc.	30,746
220		Whirlpool Corp.	18,680
			49,426
		Household Products/Wares: 0.4%
300		Avery Dennison Corp.	19,278
300		Clorox Co.	19,107
2,160		Kimberly-Clark Corp.	147,938
			186,323
		Housewares: 0.1%
900		Newell Rubbermaid, Inc.	27,981
			27,981
		Insurance: 4.3%
1,260	@@	ACE Ltd.	71,896
1,800		Aflac, Inc.	84,708
2,500		Allstate Corp.	150,150
400		AMBAC Financial Group, Inc.	34,556
8,350		American International Group, Inc.	561,287
1,020		AON Corp.	38,719
2,440		Chubb Corp.	126,075
330		Cigna Corp.	47,078
2,140		Genworth Financial, Inc.	74,772
1,090		Hartford Financial Services Group, Inc.	104,182
829		Lincoln National Corp.	56,198
2,400		Loews Corp.	109,032
1,200		Marsh & McLennan Cos., Inc.	35,148
360		MBIA, Inc.	23,576
3,180		Metlife, Inc.	200,817
310		MGIC Investment Corp.	18,265
1,360		Principal Financial Group	81,423
3,220		Progressive Corp.	70,260
2,040		Prudential Financial, Inc.	184,130
640		Safeco Corp.	42,515
310		Torchmark Corp.	20,333
2,290		Travelers Cos., Inc.	118,553
600	@@	XL Capital Ltd.	41,976
			2,295,649
		Internet: 1.3%
920	@	Amazon.com, Inc.	36,607
3,350	@	eBay, Inc.	111,053
760	@	Google, Inc.	348,202
700	@	IAC/InterActiveCorp.	26,397
2,975	@	Symantec Corp.	51,468
920	@	VeriSign, Inc.	23,110
3,200	@	Yahoo!, Inc.	100,128
			696,965
		Iron/Steel: 0.4%
300		Allegheny Technologies, Inc.	32,007
1,660		Nucor Corp.	108,116
660		United States Steel Corp.	65,452
			205,575
		Leisure Time: 0.2%
1,350		Carnival Corp.	63,261
800		Harley-Davidson, Inc.	47,000
510		Sabre Holdings Corp.	16,703
			126,964
		Lodging: 0.2%
700		Harrah’s Entertainment, Inc.	59,115
520		Marriott International, Inc.	25,459

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Lodging (continued)
270		Starwood Hotels & Resorts Worldwide, Inc.	$17,510
			102,084
		Machinery - Construction & Mining: 0.3%
2,020		Caterpillar, Inc.	135,401
400	@	Terex Corp.	28,704
			164,105
		Machinery - Diversified: 0.3%
340		Cummins, Inc.	49,205
680		Deere & Co.	73,875
470		Rockwell Automation, Inc.	28,139
			151,219
		Media: 2.4%
1,745		CBS Corp. - Class B	53,380
1,580		Clear Channel Communications, Inc.	55,363
7,930	@	Comcast Corp.	205,784
2,200	@	DIRECTV Group, Inc.	50,754
700		Gannett Co., Inc.	39,403
2,110		McGraw-Hill Cos., Inc.	132,677
300		Meredith Corp.	17,217
8,750		News Corp., Inc. - Class A	202,300
7,700		Time Warner, Inc.	151,844
600		Tribune Co.	19,266
1,400	@	Viacom - Class B	57,554
8,250		Walt Disney Co.	284,048
			1,269,590
		Mining: 0.3%
1,300		Alcoa, Inc.	44,070
1,368		Freeport-McMoRan Copper & Gold, Inc.	90,548
1,000		Newmont Mining Corp.	41,990
			176,608
		Miscellaneous Manufacturing: 4.0%
1,830		3M Co.	139,867
1,020		Cooper Industries Ltd.	45,890
580		Danaher Corp.	41,441
570		Dover Corp.	27,822
2,000		Eastman Kodak Co.	45,120
1,330		Eaton Corp.	111,135
32,900		General Electric Co.	1,163,332
3,310		Honeywell International, Inc.	152,459
1,100		Illinois Tool Works, Inc.	56,760
480		ITT Corp.	28,954
500		Pall Corp.	19,000
660		Parker Hannifin Corp.	56,965
390		Textron, Inc.	35,022
6,300	@@	Tyco International Ltd.	198,765
			2,122,532
		Office/Business Equipment: 0.2%
400		Pitney Bowes, Inc.	18,156
3,780	@	Xerox Corp.	63,844
			82,000
		Oil & Gas: 6.7%
1,720		Anadarko Petroleum Corp.	73,926
300		Apache Corp.	21,210
600		Chesapeake Energy Corp.	18,528
8,695		Chevron Corp.	643,082
4,962		ConocoPhillips	339,153
1,180		Devon Energy Corp.	81,680
800		ENSCO International, Inc.	43,520
310		EOG Resources, Inc.	22,115
20,360		ExxonMobil Corp.	1,536,162
500		Hess Corp.	27,735
1,790		Marathon Oil Corp.	176,906
400		Murphy Oil Corp.	21,360
400		Noble Corp.	31,472
3,280		Occidental Petroleum Corp.	161,737
580		Sunoco, Inc.	40,855
1,000	@	Transocean, Inc.	81,700
2,480		Valero Energy Corp.	159,935
820		XTO Energy, Inc.	44,944
			3,526,020
		Oil & Gas Services: 1.0%
300		Baker Hughes, Inc.	19,839
800		BJ Services Co.	22,320
4,420		Halliburton Co.	140,291
1,000	@	National Oilwell Varco, Inc.	77,790
3,860		Schlumberger Ltd.	266,726
			526,966

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 0.2%
730		Ball Corp.	$33,471
600		Bemis Co.	20,034
1,960	@	Pactiv Corp.	66,130
			119,635
		Pharmaceuticals: 4.6%
4,320		Abbott Laboratories	241,056
400		Allergan, Inc.	44,328
1,200		AmerisourceBergen Corp.	63,300
340	@	Barr Pharmaceuticals, Inc.	15,759
5,500		Bristol-Myers Squibb Co.	152,680
1,120		Cardinal Health, Inc.	81,704
2,700		Eli Lilly & Co.	145,017
310	@	Express Scripts, Inc.	25,023
1,220	@	Forest Laboratories, Inc.	62,757
1,660	@	Gilead Sciences, Inc.	126,990
700	@	Hospira, Inc.	28,630
1,700	@	King Pharmaceuticals, Inc.	33,439
800	@	Medco Health Solutions, Inc.	58,024
7,620		Merck & Co., Inc.	336,575
1,360		Mylan Laboratories	28,750
24,370		Pfizer, Inc.	615,586
6,240		Schering-Plough Corp.	159,182
4,220		Wyeth	211,127
			2,429,927
		Pipelines: 0.3%
2,100		El Paso Corp.	30,387
300		Kinder Morgan, Inc.	31,935
300		Questar Corp.	26,763
1,500		Spectra Energy Corp.	39,405
1,630		Williams Cos., Inc.	46,390
			174,880
		Real Estate: 0.1%
500	@	CB Richard Ellis Group, Inc.	17,090
708	@	Realogy Corp.	20,964
			38,054
		Real Estate Investment Trusts: 0.5%
320		Apartment Investment & Management Co.	18,461
300		Boston Properties, Inc.	35,220
370		Developers Diversified Realty Corp.	23,273
1,400		Host Hotels & Resorts, Inc.	36,834
400		Kimco Realty Corp.	19,496
800		Prologis	51,944
200		Public Storage, Inc.	18,934
400		Simon Property Group, Inc.	44,500
200		Vornado Realty Trust	23,868
			272,530
		Retail: 4.7%
250		Abercrombie & Fitch Co.	18,920
320	@	Autozone, Inc.	41,005
1,155		Best Buy Co., Inc.	56,272
900	@	Big Lots, Inc.	28,152
1,740		Circuit City Stores, Inc.	32,242
1,390		Costco Wholesale Corp.	74,838
3,087		CVS Corp.	105,390
680		Darden Restaurants, Inc.	28,009
900		Dollar General Corp.	19,035
1,100		Family Dollar Stores, Inc.	32,582
2,938		Federated Department Stores, Inc.	132,357
2,250		Gap, Inc.	38,723
5,620		Home Depot, Inc.	206,479
880		JC Penney Co., Inc.	72,301
1,770	@	Kohl’s Corp.	135,600
4,580		Lowe’s Cos., Inc.	144,224
4,000		McDonald’s Corp.	180,200
1,660		Nordstrom, Inc.	87,880
660	@	Office Depot, Inc.	23,192
300		OfficeMax, Inc.	15,822
900		RadioShack Corp.	24,327
290	@	Sears Holding Corp.	52,246
2,035		Staples, Inc.	52,584
2,060	@	Starbucks Corp.	64,602
2,670		Target Corp.	158,224
1,730		TJX Cos., Inc.	46,641
3,260		Walgreen Co.	149,601
8,520		Wal-Mart Stores, Inc.	400,014
540		Wendy’s International, Inc.	16,902

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
690		Yum! Brands, Inc.	$39,854
			2,478,218
		Savings & Loans: 0.3%
3,525		Washington Mutual, Inc.	142,340
			142,340
		Semiconductors: 1.7%
1,640	@	Advanced Micro Devices, Inc.	21,418
1,500	@	Altera Corp.	29,985
850		Analog Devices, Inc.	29,317
4,850		Applied Materials, Inc.	88,852
800	@	Broadcom Corp.	25,656
18,310		Intel Corp.	350,270
600		KLA-Tencor Corp.	31,992
700		Linear Technology Corp.	22,113
920		Maxim Integrated Products	27,048
3,110	@	Micron Technology, Inc.	37,569
920		National Semiconductor Corp.	22,209
960	@	Novellus Systems, Inc.	30,739
1,040	@	Nvidia Corp.	29,931
2,300	@	Teradyne, Inc.	38,042
3,700		Texas Instruments, Inc.	111,370
1,020		Xilinx, Inc.	26,245
			922,756
		Software: 2.8%
2,100	@	Adobe Systems, Inc.	87,570
980	@	Autodesk, Inc.	36,848
1,400		Automatic Data Processing, Inc.	67,760
1,350	@	BMC Software, Inc.	41,567
1,570		CA, Inc.	40,679
600	@	Citrix Systems, Inc.	19,218
2,760	@	Compuware Corp.	26,192
760	@	Electronic Arts, Inc.	38,274
2,640		First Data Corp.	71,016
610	@	Fiserv, Inc.	32,367
1,720	@	Intuit, Inc.	47,059
25,830		Microsoft Corp.	719,882
12,360	@	Oracle Corp.	224,087
1,110		Paychex, Inc.	42,036
			1,494,555
		Telecommunications: 4.9%
1,200	@	ADC Telecommunications, Inc.	20,088
340		Alltel Corp.	21,080
20,543		AT&T, Inc.	810,010
1,620	@	Avaya, Inc.	19,132
670		CenturyTel, Inc.	30,277
21,460	@	Cisco Systems, Inc.	547,874
1,440		Citizens Communications Co.	21,528
5,290	@	Corning, Inc.	120,295
661		Embarq Corp.	37,247
1,700	@	Juniper Networks, Inc.	33,456
8,780		Motorola, Inc.	155,143
5,520		Qualcomm, Inc.	235,483
4,800	@	Qwest Communications International, Inc.	43,152
8,643		Sprint Nextel Corp.	163,871
8,700		Verizon Communications, Inc.	329,904
			2,588,540
		Toys/Games/Hobbies: 0.1%
1,120		Mattel, Inc.	30,878
			30,878
		Transportation: 1.2%
690		Burlington Northern Santa Fe Corp.	55,497
400		CH Robinson Worldwide, Inc.	19,100
780		CSX Corp.	31,239
1,390		FedEx Corp.	149,328
1,320		Norfolk Southern Corp.	66,792
400		Ryder System, Inc.	19,736
840		Union Pacific Corp.	85,302
2,900		United Parcel Service, Inc.	203,290
			630,284
		Total Common Stock
		(Cost $38,268,533)	41,240,017

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 7.9%
		U.S. Treasury STRIP: 7.9%
$5,220,000	^	4.480%, due 02/15/12	$4,205,013
		Total U.S. Treasury Obligations
		(Cost $4,201,265)	4,205,013

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2007 (Unaudited) (continued)

Principal Amount			Value
OTHER BONDS: 13.4%
	Foreign Government Bonds: 13.4%
$8,900,000 @@	Israel Government International Bond, 4.560%, due 05/15/12		$7,083,136

	Total Other Bonds
	(Cost $7,080,426)		7,083,136

	Total Long-Term Investments
	(Cost $49,550,224)		52,528,166
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Fund: 0.6%
300,000 **	ING Institutional Prime Money Market Fund		300,000
	Total Short-Term Investments
	(Cost $300,000)		300,000

	Total Investments in Securities
	(Cost $49,850,224)*	100.0%	$52,828,166
	Other Assets and Liabilities - Net	(0.0)	(7,650)
	Net Assets	100.0%	$52,820,516

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $50,512,295 .
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$3,009,857
	Gross Unrealized Depreciation		(693,986)
	Net Unrealized Appreciation		$2,315,871

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 80.2%
		Advertising: 0.2%
660		Omnicom Group	$67,571
			67,571
		Aerospace/Defense: 1.9%
1,580		Boeing Co.	140,478
630		General Dynamics Corp.	48,132
340		Goodrich Corp.	17,503
400		L-3 Communications Holdings, Inc.	34,988
950		Lockheed Martin Corp.	92,169
970		Northrop Grumman Corp.	71,993
1,541		Raytheon Co.	80,841
2,250		United Technologies Corp.	146,250
			632,354
		Agriculture: 1.5%
4,270		Altria Group, Inc.	374,949
1,280		Archer-Daniels-Midland Co.	46,976
620		Reynolds American, Inc.	38,694
540		UST, Inc.	31,309
			491,928
		Apparel: 0.4%
1,260	@	Coach, Inc.	63,063
340		Jones Apparel Group, Inc.	10,448
320		Liz Claiborne, Inc.	13,712
350		Nike, Inc.	37,191
200		Polo Ralph Lauren Corp.	17,630
			142,044
		Auto Manufacturers: 0.4%
4,630	@	Ford Motor Co.	36,531
1,200		General Motors Corp.	36,768
635		Paccar, Inc.	46,609
			119,908
		Auto Parts & Equipment: 0.1%
400	@	Goodyear Tire & Rubber Co.	12,476
390		Johnson Controls, Inc.	36,902
			49,378
		Banks: 5.6%
10,193		Bank of America Corp.	520,047
1,360		Bank of New York Co., Inc.	55,148
1,120		BB&T Corp.	45,942
823		Capital One Financial Corp.	62,104
440		Comerica, Inc.	26,013
1,150		Fifth Third Bancorp.	44,494
340		First Horizon National Corp.	14,120
1,720		Huntington Bancshares, Inc.	37,582
830		Keycorp.	31,100
120		M&T Bank Corp.	13,900
440		Marshall & Ilsley Corp.	20,376
880		Mellon Financial Corp.	37,963
1,650		National City Corp.	61,463
200		Northern Trust Corp.	12,028
560		PNC Financial Services Group, Inc.	40,303
2,011		Regions Financial Corp.	71,129
480		State Street Corp.	31,080
730		SunTrust Banks, Inc.	60,619
708		Synovus Financial Corp.	22,897
3,500		US Bancorp.	122,395
4,258		Wachovia Corp.	234,403
7,580		Wells Fargo & Co.	260,979
200		Zions Bancorp.	16,904
			1,842,989
		Beverages: 1.6%
2,010		Anheuser-Busch Cos., Inc.	101,425
3,760		Coca-Cola Co.	180,480
200		Molson Coors Brewing Co.	18,924
1,040		Pepsi Bottling Group, Inc.	33,166
3,110		PepsiCo, Inc.	197,672
			531,667
		Biotechnology: 0.8%
2,340	@	Amgen, Inc.	130,759
730	@	Biogen Idec, Inc.	32,397
600	@	Celgene Corp.	31,476

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
510	@	Genzyme Corp.	$30,610
700	@	Medimmune, Inc.	25,473
			250,715
		Building Materials: 0.1%
950		Masco Corp.	26,030
			26,030
		Chemicals: 1.3%
200		Air Products & Chemicals, Inc.	14,792
320		Ashland, Inc.	20,992
1,700		Dow Chemical Co.	77,962
400		Ecolab, Inc.	17,200
1,530		EI DuPont de Nemours & Co.	75,628
920		International Flavors & Fragrances, Inc.	43,442
1,320		Monsanto Co.	72,547
560		PPG Industries, Inc.	39,374
200		Praxair, Inc.	12,592
420		Sherwin-Williams Co.	27,737
900		Sigma-Aldrich Corp.	37,368
			439,634
		Coal: 0.1%
400		Consol Energy, Inc.	15,652
580		Peabody Energy Corp.	23,339
			38,991
		Commercial Services: 0.7%
390	@	Apollo Group, Inc.	17,121
700	@	Convergys Corp.	17,787
380		Equifax, Inc.	13,851
770		McKesson Corp.	45,076
840		Moody’s Corp.	52,130
390		Robert Half International, Inc.	14,434
600		RR Donnelley & Sons Co.	21,954
1,710		Western Union Co.	37,535
			219,888
		Computers: 3.5%
1,700	@	Apple, Inc.	157,947
160	@	Cognizant Technology Solutions Corp.	14,123
340	@	Computer Sciences Corp.	17,724
6,050	@	Dell, Inc.	140,421
1,120		Electronic Data Systems Corp.	31,002
5,330	@	EMC Corp.	73,821
6,180		Hewlett-Packard Co.	248,065
3,540		International Business Machines Corp.	333,680
320	@	Lexmark International, Inc.	18,707
360	@	NCR Corp.	17,197
780	@	Network Appliance, Inc.	28,486
490	@	Sandisk Corp.	21,462
7,580	@	Sun Microsystems, Inc.	45,556
1,650	@	Unisys Corp.	13,910
			1,162,101
		Cosmetics/Personal Care: 1.6%
650		Avon Products, Inc.	24,219
920		Colgate-Palmolive Co.	61,447
520		Estee Lauder Cos., Inc.	25,402
6,832		Procter & Gamble Co.	431,509
			542,577
		Distribution/Wholesale: 0.0%
220		WW Grainger, Inc.	16,993
			16,993
		Diversified Financial Services: 7.0%
2,390		American Express Co.	134,796
640		Ameriprise Financial, Inc.	36,570
340		Bear Stearns Cos., Inc.	51,119
2,290		Charles Schwab Corp.	41,884
100		Chicago Mercantile Exchange Holdings, Inc.	53,246
740		CIT Group, Inc.	39,161
11,100		Citigroup, Inc.	569,874
1,410		Countrywide Financial Corp.	47,432
780	@	E*Trade Financial Corp.	16,552
1,950		Fannie Mae	106,431
320		Federated Investors, Inc.	11,750
390		Franklin Resources, Inc.	47,124
1,390		Freddie Mac	82,691
960		Goldman Sachs Group, Inc.	198,365
660		Janus Capital Group, Inc.	13,801
8,000		JP Morgan Chase & Co.	387,040
200		Legg Mason, Inc.	18,842
1,190		Lehman Brothers Holdings, Inc.	83,383

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
2,000		Merrill Lynch & Co., Inc.	$163,340
2,610		Morgan Stanley	205,564
630		SLM Corp.	25,767
			2,334,732
		Electric: 2.4%
2,010	@	AES Corp.	43,255
390	@	Allegheny Energy, Inc.	19,165
1,100		American Electric Power Co., Inc.	53,625
1,080		Centerpoint Energy, Inc.	19,375
260		Constellation Energy Group, Inc.	22,607
200		Dominion Resources, Inc.	17,754
400		DTE Energy Co.	19,160
1,200		Duke Energy Corp.	24,348
880		Edison International	43,234
1,000		Entergy Corp.	104,920
1,140		Exelon Corp.	78,329
970		FirstEnergy Corp.	64,253
200		FPL Group, Inc.	12,234
930		PG&E Corp.	44,891
400		PPL Corp.	16,360
700		Progress Energy, Inc.	35,308
820		Public Service Enterprise Group, Inc.	68,093
900		TECO Energy, Inc.	15,489
910		TXU Corp.	58,331
2,170		Xcel Energy, Inc.	53,577
			814,308
		Electrical Components & Equipment: 0.3%
2,060		Emerson Electric Co.	88,765
			88,765
		Electronics: 0.3%
870	@	Agilent Technologies, Inc.	29,310
540		Applera Corp. - Applied Biosystems Group	15,968
530	@	Thermo Electron Corp.	24,778
340	@	Waters Corp.	19,720
			89,776
		Entertainment: 0.0%
380		International Game Technology	15,344
			15,344
		Environmental Control: 0.1%
1,420		Waste Management, Inc.	48,862
			48,862
		Food: 0.9%
890		Campbell Soup Co.	34,666
1,550		General Mills, Inc.	90,241
760		HJ Heinz Co.	35,811
560		Kellogg Co.	28,801
710		Kroger Co.	20,058
390		McCormick & Co., Inc.	15,023
980		Safeway, Inc.	35,907
400		Sysco Corp.	13,532
340		Whole Foods Market, Inc.	15,249
			289,288
		Forest Products & Paper: 0.3%
1,100		International Paper Co.	40,040
440		MeadWestvaco Corp.	13,570
620		Temple-Inland, Inc.	37,039
			90,649
		Gas: 0.5%
400		KeySpan Corp.	16,460
1,500		Nicor, Inc.	72,630
1,300		NiSource, Inc.	31,772
580		Sempra Energy	35,386
			156,248
		Hand/Machine Tools: 0.2%
210		Black & Decker Corp.	17,140
600		Snap-On, Inc.	28,860
620		Stanley Works	34,323
			80,323
		Healthcare - Products: 2.2%
1,690		Baxter International, Inc.	89,012
290		Becton Dickinson & Co.	22,298
500		Biomet, Inc.	21,245
2,460	@	Boston Scientific Corp.	35,768
220		CR Bard, Inc.	17,492
5,650		Johnson & Johnson	340,469
2,200		Medtronic, Inc.	107,932
400	@	St. Jude Medical, Inc.	15,044

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
400		Stryker Corp.	$26,528
300	@	Varian Medical Systems, Inc.	14,307
360	@	Zimmer Holdings, Inc.	30,748
			720,843
		Healthcare - Services: 1.3%
1,300		Aetna, Inc.	56,927
600	@	Coventry Health Care, Inc.	33,630
580	@	Humana, Inc.	33,652
340	@	Laboratory Corp. of America Holdings	24,694
390		Quest Diagnostics	19,449
2,930		UnitedHealth Group, Inc.	155,202
1,470	@	WellPoint, Inc.	119,217
			442,771
		Home Builders: 0.1%
500		D.R. Horton, Inc.	11,000
300		KB Home	12,801
			23,801
		Home Furnishings: 0.1%
220		Harman International Industries, Inc.	21,138
200		Whirlpool Corp.	16,982
			38,120
		Household Products/Wares: 0.4%
200		Avery Dennison Corp.	12,852
200		Clorox Co.	12,738
1,400		Kimberly-Clark Corp.	95,886
			121,476
		Housewares: 0.1%
660		Newell Rubbermaid, Inc.	20,519
			20,519
		Insurance: 4.5%
940	@@	ACE Ltd.	53,636
1,050		Aflac, Inc.	49,413
1,580		Allstate Corp.	94,895
390		AMBAC Financial Group, Inc.	33,692
5,170		American International Group, Inc.	347,527
710		AON Corp.	26,952
1,560		Chubb Corp.	80,605
270		Cigna Corp.	38,518
1,530		Genworth Financial, Inc.	53,458
680		Hartford Financial Services Group, Inc.	64,994
504		Lincoln National Corp.	34,166
1,570		Loews Corp.	71,325
900		Marsh & McLennan Cos., Inc.	26,361
240		MBIA, Inc.	15,718
1,970		Metlife, Inc.	124,406
210		MGIC Investment Corp.	12,373
910		Principal Financial Group	54,482
2,210		Progressive Corp.	48,222
1,280		Prudential Financial, Inc.	115,533
420		Safeco Corp.	27,901
290		Torchmark Corp.	19,021
1,400		Travelers Cos., Inc.	72,478
400	@@	XL Capital Ltd.	27,984
			1,493,660
		Internet: 1.4%
580	@	Amazon.com, Inc.	23,078
2,040	@	eBay, Inc.	67,626
490	@	Google, Inc.	224,498
400	@	IAC/InterActiveCorp.	15,084
2,041	@	Symantec Corp.	35,309
770	@	VeriSign, Inc.	19,342
2,200	@	Yahoo!, Inc.	68,838
			453,775
		Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	21,338
900		Nucor Corp.	58,617
320		United States Steel Corp.	31,734
			111,689
		Leisure Time: 0.3%
1,030		Carnival Corp.	48,266
510		Harley-Davidson, Inc.	29,963
320		Sabre Holdings Corp.	10,480
			88,709
		Lodging: 0.2%
400		Harrah’s Entertainment, Inc.	33,780
380		Marriott International, Inc.	18,605
240		Starwood Hotels & Resorts Worldwide, Inc.	15,564
			67,949

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 0.3%
1,240		Caterpillar, Inc.	$83,117
300	@	Terex Corp.	21,528
			104,645
		Machinery - Diversified: 0.3%
200		Cummins, Inc.	28,944
390		Deere & Co.	42,370
390		Rockwell Automation, Inc.	23,349
			94,663
		Media: 2.4%
1,240		CBS Corp. - Class B	37,932
1,020		Clear Channel Communications, Inc.	35,741
5,260	@	Comcast Corp.	136,497
1,600	@	DIRECTV Group, Inc.	36,912
500		Gannett Co., Inc.	28,145
1,280		McGraw-Hill Cos., Inc.	80,486
200		Meredith Corp.	11,478
5,410		News Corp., Inc. - Class A	125,079
4,700		Time Warner, Inc.	92,684
400		Tribune Co.	12,844
1,000	@	Viacom - Class B	41,110
5,040		Walt Disney Co.	173,527
			812,435
		Mining: 0.4%
1,000		Alcoa, Inc.	33,900
887		Freeport-McMoRan Copper & Gold, Inc.	58,711
700		Newmont Mining Corp.	29,393
			122,004
		Miscellaneous Manufacturing: 4.1%
1,090		3M Co.	83,309
740		Cooper Industries Ltd.	33,293
410		Danaher Corp.	29,295
340		Dover Corp.	16,595
1,410		Eastman Kodak Co.	31,810
840		Eaton Corp.	70,190
20,500		General Electric Co.	724,874
2,020		Honeywell International, Inc.	93,041
800		Illinois Tool Works, Inc.	41,280
340		ITT Corp.	20,509
300		Pall Corp.	11,400
440		Parker Hannifin Corp.	37,976
320		Textron, Inc.	28,736
3,900	@@	Tyco International Ltd.	123,045
			1,345,353
		Office/Business Equipment: 0.2%
300		Pitney Bowes, Inc.	13,617
2,600	@	Xerox Corp.	43,914
			57,531
		Oil & Gas: 6.8%
1,080		Anadarko Petroleum Corp.	46,418
200		Apache Corp.	14,140
400		Chesapeake Energy Corp.	12,352
5,377		Chevron Corp.	397,683
3,143		ConocoPhillips	214,824
830		Devon Energy Corp.	57,453
600		ENSCO International, Inc.	32,640
260		EOG Resources, Inc.	18,548
12,760		ExxonMobil Corp.	962,742
400		Hess Corp.	22,188
1,230		Marathon Oil Corp.	121,561
300		Murphy Oil Corp.	16,020
300		Noble Corp.	23,604
2,080		Occidental Petroleum Corp.	102,565
390		Sunoco, Inc.	27,472
500	@	Transocean, Inc.	40,850
1,550		Valero Energy Corp.	99,960
710		XTO Energy, Inc.	38,915
			2,249,935
		Oil & Gas Services: 1.0%
200		Baker Hughes, Inc.	13,226
500		BJ Services Co.	13,950
3,100		Halliburton Co.	98,394
700	@	National Oilwell Varco, Inc.	54,453
2,370		Schlumberger Ltd.	163,767
			343,790

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 0.2%
490		Ball Corp.	$22,467
400		Bemis Co.	13,356
1,190	@	Pactiv Corp.	40,151
			75,974
		Pharmaceuticals: 4.7%
2,720		Abbott Laboratories	151,776
300		Allergan, Inc.	33,246
840		AmerisourceBergen Corp.	44,310
320	@	Barr Pharmaceuticals, Inc.	14,832
3,500		Bristol-Myers Squibb Co.	97,160
770		Cardinal Health, Inc.	56,172
1,700		Eli Lilly & Co.	91,307
210	@	Express Scripts, Inc.	16,951
960	@	Forest Laboratories, Inc.	49,382
950	@	Gilead Sciences, Inc.	72,675
500	@	Hospira, Inc.	20,450
1,230	@	King Pharmaceuticals, Inc.	24,194
600	@	Medco Health Solutions, Inc.	43,518
4,700		Merck & Co., Inc.	207,599
960		Mylan Laboratories	20,294
15,230		Pfizer, Inc.	384,710
3,850		Schering-Plough Corp.	98,214
2,660		Wyeth	133,080
			1,559,870
		Pipelines: 0.4%
1,500		El Paso Corp.	21,705
200		Kinder Morgan, Inc.	21,290
200		Questar Corp.	17,842
1,100		Spectra Energy Corp.	28,897
1,220		Williams Cos., Inc.	34,721
			124,455
		Real Estate: 0.1%
400	@	CB Richard Ellis Group, Inc.	13,672
502	@	Realogy Corp.	14,864
			28,536
		Real Estate Investment Trusts: 0.6%
220		Apartment Investment & Management Co.	12,692
200		Boston Properties, Inc.	23,480
250		Developers Diversified Realty Corp.	15,725
1,000		Host Hotels & Resorts, Inc.	26,310
300		Kimco Realty Corp.	14,622
500		Prologis	32,465
200		Public Storage, Inc.	18,934
400		Simon Property Group, Inc.	44,500
100		Vornado Realty Trust	11,934
			200,662
		Retail: 4.9%
170		Abercrombie & Fitch Co.	12,866
200	@	Autozone, Inc.	25,628
840		Best Buy Co., Inc.	40,925
600	@	Big Lots, Inc.	18,768
1,190		Circuit City Stores, Inc.	22,051
1,020		Costco Wholesale Corp.	54,917
2,183		CVS Corp.	74,528
410		Darden Restaurants, Inc.	16,888
600		Dollar General Corp.	12,690
740		Family Dollar Stores, Inc.	21,919
1,780		Federated Department Stores, Inc.	80,189
1,520		Gap, Inc.	26,159
3,510		Home Depot, Inc.	128,957
410		JC Penney Co., Inc.	33,686
1,080	@	Kohl’s Corp.	82,739
2,920		Lowe’s Cos., Inc.	91,951
2,740		McDonald’s Corp.	123,437
1,060		Nordstrom, Inc.	56,116
480	@	Office Depot, Inc.	16,867
350		OfficeMax, Inc.	18,459
600		RadioShack Corp.	16,218
210	@	Sears Holding Corp.	37,834
1,660		Staples, Inc.	42,894
1,560	@	Starbucks Corp.	48,922
1,580		Target Corp.	93,631
1,320		TJX Cos., Inc.	35,587
2,080		Walgreen Co.	95,451
5,350		Wal-Mart Stores, Inc.	251,183
440		Wendy’s International, Inc.	13,772
530		Yum! Brands, Inc.	30,613
			1,625,845

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.3%
2,180		Washington Mutual, Inc.	$88,028
			88,028
		Semiconductors: 1.8%
1,040	@	Advanced Micro Devices, Inc.	13,582
1,030	@	Altera Corp.	20,590
630		Analog Devices, Inc.	21,729
2,840		Applied Materials, Inc.	52,029
500	@	Broadcom Corp.	16,035
11,470		Intel Corp.	219,421
400		KLA-Tencor Corp.	21,328
500		Linear Technology Corp.	15,795
660		Maxim Integrated Products	19,404
2,190	@	Micron Technology, Inc.	26,455
720		National Semiconductor Corp.	17,381
650	@	Novellus Systems, Inc.	20,813
750	@	Nvidia Corp.	21,585
1,600	@	Teradyne, Inc.	26,464
2,300		Texas Instruments, Inc.	69,230
810		Xilinx, Inc.	20,841
			602,682
		Software: 2.9%
1,340	@	Adobe Systems, Inc.	55,878
620	@	Autodesk, Inc.	23,312
920		Automatic Data Processing, Inc.	44,528
910	@	BMC Software, Inc.	28,019
1,100		CA, Inc.	28,501
400	@	Citrix Systems, Inc.	12,812
1,910	@	Compuware Corp.	18,126
610	@	Electronic Arts, Inc.	30,720
1,910		First Data Corp.	51,379
440	@	Fiserv, Inc.	23,346
880	@	Intuit, Inc.	24,077
16,500		Microsoft Corp.	459,855
7,690	@	Oracle Corp.	139,420
830		Paychex, Inc.	31,432
			971,405
		Telecommunications: 4.8%
800	@	ADC Telecommunications, Inc.	13,392
170		Alltel Corp.	10,540
12,556		AT&T, Inc.	495,083
1,140	@	Avaya, Inc.	13,463
440		CenturyTel, Inc.	19,884
13,170	@	Cisco Systems, Inc.	336,230
830		Citizens Communications Co.	12,409
3,170	@	Corning, Inc.	72,086
377		Embarq Corp.	21,244
1,300	@	Juniper Networks, Inc.	25,584
5,420		Motorola, Inc.	95,771
3,540		Qualcomm, Inc.	151,016
3,600	@	Qwest Communications International, Inc.	32,364
5,323		Sprint Nextel Corp.	100,924
5,460		Verizon Communications, Inc.	207,043
			1,607,033
		Toys/Games/Hobbies: 0.1%
930		Mattel, Inc.	25,640
			25,640
		Transportation: 1.2%
330		Burlington Northern Santa Fe Corp.	26,542
300		CH Robinson Worldwide, Inc.	14,325
580		CSX Corp.	23,229
870		FedEx Corp.	93,464
890		Norfolk Southern Corp.	45,034
300		Ryder System, Inc.	14,802
470		Union Pacific Corp.	47,729
1,800		United Parcel Service, Inc.	126,180
			391,305
		Total Common Stock
		(Cost $ 25,099,955)	26,598,166

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.5%
	Other U.S. Agency Obligations: 6.5%
$2,721,000	Financing Corp., 5.150%, due 03/26/12	$2,158,202
	Total U.S. Government Agency Obligations
	(Cost $ 2,116,699)	2,158,202

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 12.4%
		U.S. Treasury STRIP: 12.4%
$5,223,000	^	4.480%, due 08/15/12		$4,115,045
		Total U.S. Treasury Obligations
		(Cost $ 4,134,015)		4,115,045
		Total Long-Term Investments
		(Cost $31,350,669)		32,871,413
SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreement: 1.0%
328,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $328,146 to be received upon repurchase (Collateralized by $326,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $335,202, due 04/15/15)		328,000
		Total Short-Term Investments
		(Cost $328,000)		328,000
		Total Investments in Securities
		(Cost $31,678,669)*	100.1%	$33,199,413
		Other Assets and Liabilities - Net	(0.1)	(28,005)
		Net Assets	100.0%	$33,171,408

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^	Interest Only (IO) Security

	*	Cost for federal income tax purposes is $32,059,762.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,592,902
		Gross Unrealized Depreciation		(453,251)
		Net Unrealized Appreciation		$1,139,651

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 79.4%
		Advertising: 0.2%
610		Omnicom Group	$62,452
			62,452
		Aerospace/Defense: 1.9%
1,350		Boeing Co.	120,029
520		General Dynamics Corp.	39,728
300		Goodrich Corp.	15,444
260		L-3 Communications Holdings, Inc.	22,742
880		Lockheed Martin Corp.	85,378
800		Northrop Grumman Corp.	59,376
1,260		Raytheon Co.	66,100
1,990		United Technologies Corp.	129,350
			538,147
		Agriculture: 1.5%
3,830		Altria Group, Inc.	336,312
1,000		Archer-Daniels-Midland Co.	36,700
480		Reynolds American, Inc.	29,957
300		UST, Inc.	17,394
			420,363
		Apparel: 0.4%
1,000	@	Coach, Inc.	50,050
410		Jones Apparel Group, Inc.	12,599
310		Liz Claiborne, Inc.	13,284
270		Nike, Inc.	28,690
100		Polo Ralph Lauren Corp.	8,815
			113,438
		Auto Manufacturers: 0.3%
3,520	@	Ford Motor Co.	27,773
900		General Motors Corp.	27,576
625		Paccar, Inc.	45,875
			101,224
		Auto Parts & Equipment: 0.1%
400	@	Goodyear Tire & Rubber Co.	12,476
170		Johnson Controls, Inc.	16,085
			28,561
		Banks: 5.6%
9,047		Bank of America Corp.	461,578
1,320		Bank of New York Co., Inc.	53,526
940		BB&T Corp.	38,559
732		Capital One Financial Corp.	55,237
390		Comerica, Inc.	23,057
900		Fifth Third Bancorp.	34,821
300		First Horizon National Corp.	12,459
1,670		Huntington Bancshares, Inc.	36,490
630		Keycorp.	23,606
140		M&T Bank Corp.	16,216
420		Marshall & Ilsley Corp.	19,450
820		Mellon Financial Corp.	35,375
1,300		National City Corp.	48,425
200		Northern Trust Corp.	12,028
390		PNC Financial Services Group, Inc.	28,068
1,769		Regions Financial Corp.	62,570
590		State Street Corp.	38,203
460		SunTrust Banks, Inc.	38,198
490		Synovus Financial Corp.	15,847
3,010		US Bancorp.	105,260
3,821		Wachovia Corp.	210,346
6,660		Wells Fargo & Co.	229,304
120		Zions Bancorp.	10,142
			1,608,765
		Beverages: 1.6%
1,930		Anheuser-Busch Cos., Inc.	97,388
3,310		Coca-Cola Co.	158,880
100		Molson Coors Brewing Co.	9,462
740		Pepsi Bottling Group, Inc.	23,599
2,570		PepsiCo, Inc.	163,349
			452,678
		Biotechnology: 0.7%
2,100	@	Amgen, Inc.	117,348
530	@	Biogen Idec, Inc.	23,521
500	@	Celgene Corp.	26,230

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
410	@	Genzyme Corp.	$24,608
500	@	Medimmune, Inc.	18,195
			209,902
		Building Materials: 0.1%
680		Masco Corp.	18,632
			18,632
		Chemicals: 1.3%
170		Air Products & Chemicals, Inc.	12,573
300		Ashland, Inc.	19,680
1,290		Dow Chemical Co.	59,159
400		Ecolab, Inc.	17,200
1,300		EI DuPont de Nemours & Co.	64,259
720		International Flavors & Fragrances, Inc.	33,998
1,120		Monsanto Co.	61,555
600		PPG Industries, Inc.	42,186
200		Praxair, Inc.	12,592
480		Sherwin-Williams Co.	31,699
700		Sigma-Aldrich Corp.	29,064
			383,965
		Coal: 0.1%
400		Consol Energy, Inc.	15,652
540		Peabody Energy Corp.	21,730
			37,382
		Commercial Services: 0.7%
400	@	Apollo Group, Inc.	17,560
500	@	Convergys Corp.	12,705
390		Equifax, Inc.	14,216
740		McKesson Corp.	43,320
820		Moody’s Corp.	50,889
300		Robert Half International, Inc.	11,103
500		RR Donnelley & Sons Co.	18,295
1,290		Western Union Co.	28,316
			196,404
		Computers: 3.6%
200	@	Affiliated Computer Services, Inc.	11,776
1,700	@	Apple, Inc.	157,947
200	@	Cognizant Technology Solutions Corp.	17,654
310	@	Computer Sciences Corp.	16,160
5,290	@	Dell, Inc.	122,781
880		Electronic Data Systems Corp.	24,358
4,660	@	EMC Corp.	64,541
5,410		Hewlett-Packard Co.	217,157
3,060		International Business Machines Corp.	288,436
280	@	Lexmark International, Inc.	16,369
310	@	NCR Corp.	14,809
560	@	Network Appliance, Inc.	20,451
450	@	Sandisk Corp.	19,710
6,100	@	Sun Microsystems, Inc.	36,661
1,160	@	Unisys Corp.	9,779
			1,038,589
		Cosmetics/Personal Care: 1.8%
700		Avon Products, Inc.	26,082
940		Colgate-Palmolive Co.	62,783
600		Estee Lauder Cos., Inc.	29,310
6,164		Procter & Gamble Co.	389,318
			507,493
		Distribution/Wholesale: 0.0%
190		WW Grainger, Inc.	14,676
			14,676
		Diversified Financial Services: 7.0%
2,180		American Express Co.	122,952
766		Ameriprise Financial, Inc.	43,769
200		Bear Stearns Cos., Inc.	30,070
1,650		Charles Schwab Corp.	30,179
70		Chicago Mercantile Exchange Holdings, Inc.	37,272
650		CIT Group, Inc.	34,398
9,770		Citigroup, Inc.	501,592
1,010		Countrywide Financial Corp.	33,976
530	@	E*Trade Financial Corp.	11,247
1,870		Fannie Mae	102,065
410		Federated Investors, Inc.	15,055
290		Franklin Resources, Inc.	35,041
1,350		Freddie Mac	80,312
800		Goldman Sachs Group, Inc.	165,304
500		Janus Capital Group, Inc.	10,455
7,150		JP Morgan Chase & Co.	345,917
100		Legg Mason, Inc.	9,421

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
1,100		Lehman Brothers Holdings, Inc.	$77,077
1,810		Merrill Lynch & Co., Inc.	147,823
2,250		Morgan Stanley	177,210
540		SLM Corp.	22,086
			2,033,221
		Electric: 2.4%
1,630	@	AES Corp.	35,078
350	@	Allegheny Energy, Inc.	17,199
960		American Electric Power Co., Inc.	46,800
880		Centerpoint Energy, Inc.	15,787
200		Constellation Energy Group, Inc.	17,390
100		Dominion Resources, Inc.	8,877
300		DTE Energy Co.	14,370
1,000		Duke Energy Corp.	20,290
790		Edison International	38,813
900		Entergy Corp.	94,428
850		Exelon Corp.	58,404
850		FirstEnergy Corp.	56,304
200		FPL Group, Inc.	12,234
820		PG&E Corp.	39,581
300		PPL Corp.	12,270
600		Progress Energy, Inc.	30,264
790		Public Service Enterprise Group, Inc.	65,602
700		TECO Energy, Inc.	12,047
890		TXU Corp.	57,049
2,200		Xcel Energy, Inc.	54,318
			707,105
		Electrical Components & Equipment: 0.3%
1,880		Emerson Electric Co.	81,009
			81,009
		Electronics: 0.2%
620	@	Agilent Technologies, Inc.	20,888
440		Applera Corp. - Applied Biosystems Group	13,011
460	@	Thermo Electron Corp.	21,505
210	@	Waters Corp.	12,180
			67,584
		Entertainment: 0.0%
300		International Game Technology	12,114
			12,114
		Environmental Control: 0.2%
1,320		Waste Management, Inc.	45,421
			45,421
		Food: 0.8%
630		Campbell Soup Co.	24,539
1,380		General Mills, Inc.	80,344
630		HJ Heinz Co.	29,686
630		Kellogg Co.	32,401
480		Kroger Co.	13,560
350		McCormick & Co., Inc.	13,482
650		Safeway, Inc.	23,816
300		Sysco Corp.	10,149
300		Whole Foods Market, Inc.	13,455
			241,432
		Forest Products & Paper: 0.3%
800		International Paper Co.	29,120
360		MeadWestvaco Corp.	11,102
590		Temple-Inland, Inc.	35,247
			75,469
		Gas: 0.5%
300		KeySpan Corp.	12,345
1,300		Nicor, Inc.	62,946
1,000		NiSource, Inc.	24,440
630		Sempra Energy	38,436
			138,167
		Hand/Machine Tools: 0.3%
210		Black & Decker Corp.	17,140
600		Snap-On, Inc.	28,860
590		Stanley Works	32,662
			78,662
		Healthcare - Products: 2.2%
1,440		Baxter International, Inc.	75,845
370		Becton Dickinson & Co.	28,449
500		Biomet, Inc.	21,245
2,000	@	Boston Scientific Corp.	29,080
150		CR Bard, Inc.	11,927
4,960		Johnson & Johnson	298,890
2,000		Medtronic, Inc.	98,120

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
300	@	St. Jude Medical, Inc.	$11,283
400		Stryker Corp.	26,528
200	@	Varian Medical Systems, Inc.	9,538
300	@	Zimmer Holdings, Inc.	25,623
			636,528
		Healthcare - Services: 1.3%
1,060		Aetna, Inc.	46,417
455	@	Coventry Health Care, Inc.	25,503
630	@	Humana, Inc.	36,553
300	@	Laboratory Corp. of America Holdings	21,789
250		Quest Diagnostics	12,468
2,580		UnitedHealth Group, Inc.	136,663
1,250	@	WellPoint, Inc.	101,375
			380,768

		Home Builders: 0.1%
500		D.R. Horton, Inc.	11,000
200		KB Home	8,534
			19,534
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	9,608
80		Whirlpool Corp.	6,793
			16,401
		Household Products/Wares: 0.4%
200		Avery Dennison Corp.	12,852
200		Clorox Co.	12,738
1,180		Kimberly-Clark Corp.	80,818
			106,408
		Housewares: 0.0%
470		Newell Rubbermaid, Inc.	14,612
			14,612
		Insurance: 4.4%
860	@@	ACE Ltd.	49,072
970		Aflac, Inc.	45,648
1,390		Allstate Corp.	83,483
220		AMBAC Financial Group, Inc.	19,006
4,660		American International Group, Inc.	313,245
520		AON Corp.	19,739
1,290		Chubb Corp.	66,654
150		Cigna Corp.	21,399
1,100		Genworth Financial, Inc.	38,434
620		Hartford Financial Services Group, Inc.	59,260
649		Lincoln National Corp.	43,996
1,310		Loews Corp.	59,513
600		Marsh & McLennan Cos., Inc.	17,574
150		MBIA, Inc.	9,824
1,690		Metlife, Inc.	106,724
230		MGIC Investment Corp.	13,552
810		Principal Financial Group	48,495
2,120		Progressive Corp.	46,258
1,130		Prudential Financial, Inc.	101,994
330		Safeco Corp.	21,922
230		Torchmark Corp.	15,086
1,360		Travelers Cos., Inc.	70,407
200	@@	XL Capital Ltd.	13,992
			1,285,277
		Internet: 1.3%
500	@	Amazon.com, Inc.	19,895
1,970	@	eBay, Inc.	65,306
400	@	Google, Inc.	183,264
400	@	IAC/InterActiveCorp.	15,084
1,670	@	Symantec Corp.	28,891
500	@	VeriSign, Inc.	12,560
1,700	@	Yahoo!, Inc.	53,193
			378,193
		Iron/Steel: 0.3%
100		Allegheny Technologies, Inc.	10,669
760		Nucor Corp.	49,499
240		United States Steel Corp.	23,801
			83,969
		Leisure Time: 0.3%
830		Carnival Corp.	38,894
590		Harley-Davidson, Inc.	34,663
300		Sabre Holdings Corp.	9,825
			83,382
		Lodging: 0.2%
300		Harrah’s Entertainment, Inc.	25,335
380		Marriott International, Inc.	18,605

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Lodging (continued)
230		Starwood Hotels & Resorts Worldwide, Inc.	$14,916
			58,856
		Machinery - Construction & Mining: 0.3%
1,100		Caterpillar, Inc.	73,733
200	@	Terex Corp.	14,352
			88,085
		Machinery - Diversified: 0.3%
190		Cummins, Inc.	27,497
300		Deere & Co.	32,592
290		Rockwell Automation, Inc.	17,362
			77,451
		Media: 2.4%
1,030		CBS Corp. - Class B	31,508
860		Clear Channel Communications, Inc.	30,134
4,100	@	Comcast Corp.	106,395
1,400	@	DIRECTV Group, Inc.	32,298
600		Gannett Co., Inc.	33,774
1,220		McGraw-Hill Cos., Inc.	76,714
200		Meredith Corp.	11,478
4,700		News Corp., Inc. - Class A	108,664
3,800		Time Warner, Inc.	74,936
400		Tribune Co.	12,844
700	@	Viacom - Class B	28,777
4,470		Walt Disney Co.	153,902
			701,424
		Mining: 0.3%
700		Alcoa, Inc.	23,730
721		Freeport-McMoRan Copper & Gold, Inc.	47,723
500		Newmont Mining Corp.	20,995
			92,448
		Miscellaneous Manufacturing: 4.2%
890		3M Co.	68,023
700		Cooper Industries Ltd.	31,493
420		Danaher Corp.	30,009
400		Dover Corp.	19,524
1,100		Eastman Kodak Co.	24,816
790		Eaton Corp.	66,012
18,310		General Electric Co.	647,425
1,850		Honeywell International, Inc.	85,211
700		Illinois Tool Works, Inc.	36,120
370		ITT Corp.	22,318
300		Pall Corp.	11,400
380		Parker Hannifin Corp.	32,798
220		Textron, Inc.	19,756
3,400	@@	Tyco International Ltd.	107,270
			1,202,175
		Office/Business Equipment: 0.1%
200		Pitney Bowes, Inc.	9,078
2,100	@	Xerox Corp.	35,469
			44,547
		Oil & Gas: 6.6%
780		Anadarko Petroleum Corp.	33,524
200		Apache Corp.	14,140
300		Chesapeake Energy Corp.	9,264
4,730		Chevron Corp.	349,831
2,759		ConocoPhillips	188,578
820		Devon Energy Corp.	56,760
300		ENSCO International, Inc.	16,320
150		EOG Resources, Inc.	10,701
11,130		ExxonMobil Corp.	839,759
300		Hess Corp.	16,641
1,020		Marathon Oil Corp.	100,807
200		Murphy Oil Corp.	10,680
200		Noble Corp.	15,736
1,820		Occidental Petroleum Corp.	89,744
200		Sunoco, Inc.	14,088
400	@	Transocean, Inc.	32,680
1,330		Valero Energy Corp.	85,772
600		XTO Energy, Inc.	32,886
			1,917,911
		Oil & Gas Services: 1.1%
200		Baker Hughes, Inc.	13,226
500		BJ Services Co.	13,950
2,780		Halliburton Co.	88,237
600	@	National Oilwell Varco, Inc.	46,674
2,150		Schlumberger Ltd.	148,565
			310,652

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 0.2%
180		Ball Corp.	$8,253
400		Bemis Co.	13,356
800	@	Pactiv Corp.	26,992
			48,601
		Pharmaceuticals: 4.7%
2,340		Abbott Laboratories	130,572
200		Allergan, Inc.	22,164
800		AmerisourceBergen Corp.	42,200
200	@	Barr Pharmaceuticals, Inc.	9,270
3,100		Bristol-Myers Squibb Co.	86,056
700		Cardinal Health, Inc.	51,065
1,500		Eli Lilly & Co.	80,565
110	@	Express Scripts, Inc.	8,879
860	@	Forest Laboratories, Inc.	44,238
860	@	Gilead Sciences, Inc.	65,790
400	@	Hospira, Inc.	16,360
970	@	King Pharmaceuticals, Inc.	19,080
600	@	Medco Health Solutions, Inc.	43,518
4,130		Merck & Co., Inc.	182,422
740		Mylan Laboratories	15,644
13,640		Pfizer, Inc.	344,546
3,450		Schering-Plough Corp.	88,010
2,290		Wyeth	114,569
			1,364,948
		Pipelines: 0.3%
1,200		El Paso Corp.	17,364
200		Kinder Morgan, Inc.	21,290
100		Questar Corp.	8,921
800		Spectra Energy Corp.	21,016
950		Williams Cos., Inc.	27,037
			95,628
		Real Estate: 0.1%
300	@	CB Richard Ellis Group, Inc.	10,254
401	@	Realogy Corp.	11,874
			22,128
		Real Estate Investment Trusts: 0.6%
210		Apartment Investment & Management Co.	12,115
200		Boston Properties, Inc.	23,480
200		Developers Diversified Realty Corp.	12,580
800		Host Hotels & Resorts, Inc.	21,048
200		Kimco Realty Corp.	9,748
500		Prologis	32,465
100		Public Storage, Inc.	9,467
300		Simon Property Group, Inc.	33,375
100		Vornado Realty Trust	11,934
			166,212
		Retail: 4.8%
140		Abercrombie & Fitch Co.	10,595
180	@	Autozone, Inc.	23,065
770		Best Buy Co., Inc.	37,514
750	@	Big Lots, Inc.	23,460
1,030		Circuit City Stores, Inc.	19,086
970		Costco Wholesale Corp.	52,225
1,685		CVS Corp.	57,526
430		Darden Restaurants, Inc.	17,712
500		Dollar General Corp.	10,575
590		Family Dollar Stores, Inc.	17,476
1,500		Federated Department Stores, Inc.	67,575
1,250		Gap, Inc.	21,513
2,820		Home Depot, Inc.	103,607
350		JC Penney Co., Inc.	28,756
960	@	Kohl’s Corp.	73,546
2,410		Lowe’s Cos., Inc.	75,891
2,370		McDonald’s Corp.	106,769
830		Nordstrom, Inc.	43,940
430	@	Office Depot, Inc.	15,110
200		OfficeMax, Inc.	10,548
500		RadioShack Corp.	13,515
150	@	Sears Holding Corp.	27,024
1,260		Staples, Inc.	32,558
1,290	@	Starbucks Corp.	40,454
1,380		Target Corp.	81,779
1,010		TJX Cos., Inc.	27,230
1,790		Walgreen Co.	82,143
4,740		Wal-Mart Stores, Inc.	222,543
440		Wendy’s International, Inc.	13,772

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
450		Yum! Brands, Inc.	$25,992
			1,383,499
		Savings & Loans: 0.3%
1,986		Washington Mutual, Inc.	80,195
			80,195
		Semiconductors: 1.8%
900	@	Advanced Micro Devices, Inc.	11,754
820	@	Altera Corp.	16,392
430		Analog Devices, Inc.	14,831
2,980		Applied Materials, Inc.	54,594
500	@	Broadcom Corp.	16,035
10,100		Intel Corp.	193,213
400		KLA-Tencor Corp.	21,328
400		Linear Technology Corp.	12,636
540		Maxim Integrated Products	15,876
1,750	@	Micron Technology, Inc.	21,140
520		National Semiconductor Corp.	12,553
500	@	Novellus Systems, Inc.	16,010
540	@	Nvidia Corp.	15,541
1,300	@	Teradyne, Inc.	21,502
1,800		Texas Instruments, Inc.	54,180
500		Xilinx, Inc.	12,865
			510,450
		Software: 2.8%
1,110	@	Adobe Systems, Inc.	46,287
510	@	Autodesk, Inc.	19,176
850		Automatic Data Processing, Inc.	41,140
710	@	BMC Software, Inc.	21,861
890		CA, Inc.	23,060
300	@	Citrix Systems, Inc.	9,609
1,530	@	Compuware Corp.	14,520
530	@	Electronic Arts, Inc.	26,691
1,690		First Data Corp.	45,461
430	@	Fiserv, Inc.	22,816
950	@	Intuit, Inc.	25,992
13,340		Microsoft Corp.	371,786
6,770	@	Oracle Corp.	122,740
570		Paychex, Inc.	21,586
			812,725
		Telecommunications: 4.8%
600	@	ADC Telecommunications, Inc.	10,044
200		Alltel Corp.	12,400
10,993		AT&T, Inc.	433,454
880	@	Avaya, Inc.	10,393
370		CenturyTel, Inc.	16,720
11,550	@	Cisco Systems, Inc.	294,872
800		Citizens Communications Co.	11,960
3,220	@	Corning, Inc.	73,223
242		Embarq Corp.	13,637
1,000	@	Juniper Networks, Inc.	19,680
4,770		Motorola, Inc.	84,286
3,050		Qualcomm, Inc.	130,113
2,700	@	Qwest Communications International, Inc.	24,273
4,590		Sprint Nextel Corp.	87,026
4,640		Verizon Communications, Inc.	175,949
			1,398,030
		Toys/Games/Hobbies: 0.1%
620		Mattel, Inc.	17,093
			17,093
		Transportation: 1.1%
320		Burlington Northern Santa Fe Corp.	25,738
200		CH Robinson Worldwide, Inc.	9,550
420		CSX Corp.	16,821
770		FedEx Corp.	82,721
780		Norfolk Southern Corp.	39,468
200		Ryder System, Inc.	9,868
460		Union Pacific Corp.	46,713
1,400		United Parcel Service, Inc.	98,140
			329,019
		Total Common Stock
		(Cost $21,679,995)	22,940,004

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.1%
		Federal National Mortgage Association: 15.1%
$5,700,000	^	5.390%, due 11/15/12	$4,359,269
		Total U.S. Government Agency Obligations
		(Cost $4,506,134)	4,359,269

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 5.3%
		U.S. Treasury STRIP: 5.3%
$1,963,000	^	4.480%, due 08/15/12		$1,546,589
		Total U.S. Treasury Obligations
		(Cost $ 1,552,711)		1,546,589
		Total Long-Term Investments
		(Cost $27,738,840)		28,845,862

SHORT-TERM INVESTMENTS: 0.3%
		Repurchase Agreement: 0.3%
86,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $86,038 to be received upon repurchase (Collateralized by $86,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $88,427, due 04/15/15)		86,000
		Total Short-Term Investments
		(Cost $86,000)		86,000

		Total Investments in Securities
		(Cost $27,824,840)*	100.1%	$28,931,862
		Other Assets and Liabilities - Net	(0.1)	(28,214)
		Net Assets	100.0%	$28,903,648

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^	Interest Only (IO) Security
	*	Cost for federal income tax purposes is $28,141,672 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,293,903
		Gross Unrealized Depreciation		(503,713)
		Net Unrealized Appreciation		$790,190

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 73.9%
		Advertising: 0.2%
480		Omnicom Group	$49,142
			49,142
		Aerospace/Defense: 1.8%
1,100		Boeing Co.	97,801
440		General Dynamics Corp.	33,616
180		Goodrich Corp.	9,266
250		L-3 Communications Holdings, Inc.	21,868
730		Lockheed Martin Corp.	70,825
690		Northrop Grumman Corp.	51,212
1,340		Raytheon Co.	70,296
1,730		United Technologies Corp.	112,450
			467,334
		Agriculture: 1.4%
3,300		Altria Group, Inc.	289,773
890		Archer-Daniels-Midland Co.	32,663
340		Reynolds American, Inc.	21,219
280		UST, Inc.	16,234
			359,889
		Apparel: 0.4%
870	@	Coach, Inc.	43,544
300		Jones Apparel Group, Inc.	9,219
200		Liz Claiborne, Inc.	8,570
240		Nike, Inc.	25,502
100		Polo Ralph Lauren Corp.	8,815
			95,650
		Auto Manufacturers: 0.3%
2,960	@	Ford Motor Co.	23,354
840		General Motors Corp.	25,738
530		Paccar, Inc.	38,902
			87,994
		Auto Parts & Equipment: 0.1%
300	@	Goodyear Tire & Rubber Co.	9,357
180		Johnson Controls, Inc.	17,032
			26,389
		Banks: 5.3%
7,922		Bank of America Corp.	404,180
1,140		Bank of New York Co., Inc.	46,227
900		BB&T Corp.	36,918
663		Capital One Financial Corp.	50,030
280		Comerica, Inc.	16,554
860		Fifth Third Bancorp.	33,273
300		First Horizon National Corp.	12,459
1,390		Huntington Bancshares, Inc.	30,372
600		Keycorp.	22,482
120		M&T Bank Corp.	13,900
280		Marshall & Ilsley Corp.	12,967
730		Mellon Financial Corp.	31,492
1,300		National City Corp.	48,425
200		Northern Trust Corp.	12,028
520		PNC Financial Services Group, Inc.	37,424
1,460		Regions Financial Corp.	51,640
480		State Street Corp.	31,080
490		SunTrust Banks, Inc.	40,690
380		Synovus Financial Corp.	12,289
2,270		US Bancorp.	79,382
3,249		Wachovia Corp.	178,857
5,820		Wells Fargo & Co.	200,383
150		Zions Bancorp.	12,678
			1,415,730
		Beverages: 1.4%
1,570		Anheuser-Busch Cos., Inc.	79,222
2,550		Coca-Cola Co.	122,400
100		Molson Coors Brewing Co.	9,462
680		Pepsi Bottling Group, Inc.	21,685
2,360		PepsiCo, Inc.	150,002
			382,771
		Biotechnology: 0.7%
1,750	@	Amgen, Inc.	97,790
420	@	Biogen Idec, Inc.	18,640
450	@	Celgene Corp.	23,607

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
340	@	Genzyme Corp.	$20,407
500	@	Medimmune, Inc.	18,195
			178,639
		Building Materials: 0.1%
630		Masco Corp.	17,262
			17,262
		Chemicals: 1.2%
160		Air Products & Chemicals, Inc.	11,834
200		Ashland, Inc.	13,120
1,130		Dow Chemical Co.	51,822
300		Ecolab, Inc.	12,900
1,150		EI DuPont de Nemours & Co.	56,845
700		International Flavors & Fragrances, Inc.	33,054
1,020		Monsanto Co.	56,059
300		PPG Industries, Inc.	21,093
500		Sherwin-Williams Co.	33,020
700		Sigma-Aldrich Corp.	29,064
			318,811
		Coal: 0.1%
300		Consol Energy, Inc.	11,739
360		Peabody Energy Corp.	14,486
			26,225
		Commercial Services: 0.6%
290	@	Apollo Group, Inc.	12,731
410	@	Convergys Corp.	10,418
280		Equifax, Inc.	10,206
600		McKesson Corp.	35,124
690		Moody’s Corp.	42,821
310		Robert Half International, Inc.	11,473
500		RR Donnelley & Sons Co.	18,295
1,040		Western Union Co.	22,828
			163,896
		Computers: 3.4%
1,500	@	Apple, Inc.	139,365
140	@	Cognizant Technology Solutions Corp.	12,358
340	@	Computer Sciences Corp.	17,724
4,470	@	Dell, Inc.	103,749
710		Electronic Data Systems Corp.	19,653
4,640	@	EMC Corp.	64,264
4,730		Hewlett-Packard Co.	189,862
2,680		International Business Machines Corp.	252,617
180	@	Lexmark International, Inc.	10,523
280	@	NCR Corp.	13,376
790	@	Network Appliance, Inc.	28,851
330	@	Sandisk Corp.	14,454
5,820	@	Sun Microsystems, Inc.	34,978
990	@	Unisys Corp.	8,346
			910,120
		Cosmetics/Personal Care: 1.5%
440		Avon Products, Inc.	16,394
650		Colgate-Palmolive Co.	43,414
480		Estee Lauder Cos., Inc.	23,448
5,220		Procter & Gamble Co.	329,695
			412,951
		Distribution/Wholesale: 0.1%
210		WW Grainger, Inc.	16,220
			16,220
		Diversified Financial Services: 6.6%
1,800		American Express Co.	101,520
490		Ameriprise Financial, Inc.	27,999
200		Bear Stearns Cos., Inc.	30,070
1,710		Charles Schwab Corp.	31,276
60		Chicago Mercantile Exchange Holdings, Inc.	31,948
580		CIT Group, Inc.	30,694
8,530		Citigroup, Inc.	437,930
1,160		Countrywide Financial Corp.	39,022
430	@	E*Trade Financial Corp.	9,125
1,620		Fannie Mae	88,420
300		Federated Investors, Inc.	11,016
210		Franklin Resources, Inc.	25,374
990		Freddie Mac	58,895
760		Goldman Sachs Group, Inc.	157,039
380		Janus Capital Group, Inc.	7,946
6,280		JP Morgan Chase & Co.	303,826
100		Legg Mason, Inc.	9,421
1,020		Lehman Brothers Holdings, Inc.	71,471
1,520		Merrill Lynch & Co., Inc.	124,138

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
1,880		Morgan Stanley	$148,069
400		SLM Corp.	16,360
			1,761,559
		Electric: 2.4%
1,570	@	AES Corp.	33,786
310	@	Allegheny Energy, Inc.	15,233
880		American Electric Power Co., Inc.	42,900
780		Centerpoint Energy, Inc.	13,993
140		Constellation Energy Group, Inc.	12,173
100		Dominion Resources, Inc.	8,877
250		DTE Energy Co.	11,975
800		Duke Energy Corp.	16,232
660		Edison International	32,426
780		Entergy Corp.	81,838
820		Exelon Corp.	56,342
840		FirstEnergy Corp.	55,642
300		FPL Group, Inc.	18,351
690		PG&E Corp.	33,306
300		PPL Corp.	12,270
580		Progress Energy, Inc.	29,255
640		Public Service Enterprise Group, Inc.	53,146
600		TECO Energy, Inc.	10,326
720		TXU Corp.	46,152
1,880		Xcel Energy, Inc.	46,417
			630,640
		Electrical Components & Equipment: 0.3%
1,580		Emerson Electric Co.	68,082
			68,082
		Electronics: 0.2%
540	@	Agilent Technologies, Inc.	18,193
280		Applera Corp. - Applied Biosystems Group	8,280
370	@	Thermo Electron Corp.	17,298
200	@	Waters Corp.	11,600
			55,371
		Entertainment: 0.0%
290		International Game Technology	11,710
			11,710
		Environmental Control: 0.1%
1,070		Waste Management, Inc.	36,819
			36,819
		Food: 0.9%
680		Campbell Soup Co.	26,486
1,400		General Mills, Inc.	81,508
590		HJ Heinz Co.	27,801
490		Kellogg Co.	25,201
430		Kroger Co.	12,148
310		McCormick & Co., Inc.	11,941
690		Safeway, Inc.	25,282
300		Sysco Corp.	10,149
280		Whole Foods Market, Inc.	12,558
			233,074
		Forest Products & Paper: 0.3%
760		International Paper Co.	27,664
300		MeadWestvaco Corp.	9,252
600		Temple-Inland, Inc.	35,844
			72,760
		Gas: 0.4%
350		KeySpan Corp.	14,403
1,100		Nicor, Inc.	53,262
900		NiSource, Inc.	21,996
500		Sempra Energy	30,505
			120,166
		Hand/Machine Tools: 0.2%
120		Black & Decker Corp.	9,794
510		Snap-On, Inc.	24,531
510		Stanley Works	28,234
			62,559
		Healthcare - Products: 1.9%
1,330		Baxter International, Inc.	70,051
190		Becton Dickinson & Co.	14,609
300		Biomet, Inc.	12,747
1,690	@	Boston Scientific Corp.	24,573
100		CR Bard, Inc.	7,951
3,760		Johnson & Johnson	226,578
1,600		Medtronic, Inc.	78,496
300	@	St. Jude Medical, Inc.	11,283
300		Stryker Corp.	19,896

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
200	@	Varian Medical Systems, Inc.	$9,538
330	@	Zimmer Holdings, Inc.	28,185
			503,907
		Healthcare - Services: 1.3%
920		Aetna, Inc.	40,287
490	@	Coventry Health Care, Inc.	27,465
490	@	Humana, Inc.	28,430
190	@	Laboratory Corp. of America Holdings	13,800
290		Quest Diagnostics	14,462
2,390		UnitedHealth Group, Inc.	126,598
1,060	@	WellPoint, Inc.	85,966
			337,008
		Home Builders: 0.1%
300		D.R. Horton, Inc.	6,600
200		KB Home	8,534
			15,134
		Home Furnishings: 0.1%
50		Harman International Industries, Inc.	4,804
110		Whirlpool Corp.	9,340
			14,144
		Household Products/Wares: 0.3%
200		Avery Dennison Corp.	12,852
1,040		Kimberly-Clark Corp.	71,230
			84,082
		Housewares: 0.0%
390		Newell Rubbermaid, Inc.	12,125
			12,125
		Insurance: 4.3%
700	@@	ACE Ltd.	39,942
800		Aflac, Inc.	37,648
1,150		Allstate Corp.	69,069
200		AMBAC Financial Group, Inc.	17,278
4,150		American International Group, Inc.	278,963
580		AON Corp.	22,017
1,330		Chubb Corp.	68,721
110		Cigna Corp.	15,693
1,290		Genworth Financial, Inc.	45,073
580		Hartford Financial Services Group, Inc.	55,436
336		Lincoln National Corp.	22,777
1,130		Loews Corp.	51,336
500		Marsh & McLennan Cos., Inc.	14,645
210		MBIA, Inc.	13,753
1,530		Metlife, Inc.	96,620
200		MGIC Investment Corp.	11,784
690		Principal Financial Group	41,310
1,870		Progressive Corp.	40,803
960		Prudential Financial, Inc.	86,650
310		Safeco Corp.	20,593
200		Torchmark Corp.	13,118
1,170		Travelers Cos., Inc.	60,571
200	@@	XL Capital Ltd.	13,992
			1,137,792
		Internet: 1.2%
500	@	Amazon.com, Inc.	19,895
1,530	@	eBay, Inc.	50,720
330	@	Google, Inc.	151,193
300	@	IAC/InterActiveCorp.	11,313
1,490	@	Symantec Corp.	25,777
430	@	VeriSign, Inc.	10,802
1,300	@	Yahoo!, Inc.	40,677
			310,377
		Iron/Steel: 0.3%
100		Allegheny Technologies, Inc.	10,669
760		Nucor Corp.	49,499
250		United States Steel Corp.	24,793
			84,961
		Leisure Time: 0.3%
770		Carnival Corp.	36,082
490		Harley-Davidson, Inc.	28,788
250		Sabre Holdings Corp.	8,188
			73,058
		Lodging: 0.2%
300		Harrah’s Entertainment, Inc.	25,335
320		Marriott International, Inc.	15,667
200		Starwood Hotels & Resorts Worldwide, Inc.	12,970
			53,972

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
			Machinery - Construction & Mining: 0.3%
990			Caterpillar, Inc.	$66,360
200	@		Terex Corp.	14,352
				80,712
			Machinery - Diversified: 0.2%
110			Cummins, Inc.	15,919
250			Deere & Co.	27,160
280			Rockwell Automation, Inc.	16,764
				59,843
			Media: 2.2%
855			CBS Corp. - Class B	26,154
760			Clear Channel Communications, Inc.	26,630
3,320	@		Comcast Corp.	86,154
1,000	@		DIRECTV Group, Inc.	23,070
280			Gannett Co., Inc.	15,761
930			McGraw-Hill Cos., Inc.	58,478
200			Meredith Corp.	11,478
4,280			News Corp., Inc. - Class A	98,954
3,600			Time Warner, Inc.	70,992
300			Tribune Co.	9,633
700	@		Viacom - Class B	28,777
3,870			Walt Disney Co.	133,244
				589,325
			Mining: 0.3%
600			Alcoa, Inc.	20,340
541		.	Freeport-McMoRan Copper & Gold, Inc	35,809
500			Newmont Mining Corp.	20,995
				77,144
			Miscellaneous Manufacturing: 3.9%
800			3M Co.	61,144
600			Cooper Industries Ltd.	26,994
290			Danaher Corp.	20,721
280			Dover Corp.	13,667
930			Eastman Kodak Co.	20,981
710			Eaton Corp.	59,328
15,790			General Electric Co.	558,321
1,620			Honeywell International, Inc.	74,617
600			Illinois Tool Works, Inc.	30,960
270			ITT Corp.	16,286
200			Pall Corp.	7,600
300			Parker Hannifin Corp.	25,893
210			Textron, Inc.	18,858
2,980	@@		Tyco International Ltd.	94,019
				1,029,389
			Office/Business Equipment: 0.1%
200			Pitney Bowes, Inc.	9,078
1,800	@		Xerox Corp.	30,402
				39,480
			Oil & Gas: 6.3%
810			Anadarko Petroleum Corp.	34,814
300			Chesapeake Energy Corp.	9,264
4,170			Chevron Corp.	308,413
2,423			ConocoPhillips	165,612
570			Devon Energy Corp.	39,455
300			ENSCO International, Inc.	16,320
300			EOG Resources, Inc.	21,402
9,840			ExxonMobil Corp.	742,428
200			Hess Corp.	11,094
870			Marathon Oil Corp.	85,982
200			Murphy Oil Corp.	10,680
100			Noble Corp.	7,868
1,610			Occidental Petroleum Corp.	79,389
280			Sunoco, Inc.	19,723
480	@		Transocean, Inc.	39,216
1,150			Valero Energy Corp.	74,164
420			XTO Energy, Inc.	23,020
				1,688,844
			Oil & Gas Services: 1.0%
200			Baker Hughes, Inc.	13,226
300			BJ Services Co.	8,370
2,330			Halliburton Co.	73,954
550	@		National Oilwell Varco, Inc.	42,785
1,840			Schlumberger Ltd.	127,144
				265,479
			Packaging & Containers: 0.2%
300			Ball Corp.	13,755
300			Bemis Co.	10,017
930	@		Pactiv Corp.	31,378
				55,150

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 4.3%
1,880		Abbott Laboratories	$104,904
200		Allergan, Inc.	22,164
670		AmerisourceBergen Corp.	35,343
180	@	Barr Pharmaceuticals, Inc.	8,343
2,300		Bristol-Myers Squibb Co.	63,848
650		Cardinal Health, Inc.	47,418
1,000		Eli Lilly & Co.	53,710
110	@	Express Scripts, Inc.	8,879
740	@	Forest Laboratories, Inc.	38,066
840	@	Gilead Sciences, Inc.	64,260
300	@	Hospira, Inc.	12,270
900	@	King Pharmaceuticals, Inc.	17,703
500	@	Medco Health Solutions, Inc.	36,265
3,580		Merck & Co., Inc.	158,129
680		Mylan Laboratories	14,375
11,780		Pfizer, Inc.	297,563
3,070		Schering-Plough Corp.	78,316
1,710		Wyeth	85,551
			1,147,107
		Pipelines: 0.3%
940		El Paso Corp.	13,602
200		Kinder Morgan, Inc.	21,290
100		Questar Corp.	8,921
700		Spectra Energy Corp.	18,389
800		Williams Cos., Inc.	22,768
			84,970
		Real Estate: 0.1%
300	@	CB Richard Ellis Group, Inc.	10,254
301	@	Realogy Corp.	8,913
			19,167
		Real Estate Investment Trusts: 0.5%
180		Apartment Investment & Management Co.	10,384
200		Boston Properties, Inc.	23,480
170		Developers Diversified Realty Corp.	10,693
700		Host Hotels & Resorts, Inc.	18,417
200		Kimco Realty Corp.	9,748
350		Prologis	22,726
100		Public Storage, Inc.	9,467
200		Simon Property Group, Inc.	22,250
100		Vornado Realty Trust	11,934
			139,099
		Retail: 4.4%
120		Abercrombie & Fitch Co.	9,082
110	@	Autozone, Inc.	14,095
690		Best Buy Co., Inc.	33,617
650	@	Big Lots, Inc.	20,332
910		Circuit City Stores, Inc.	16,862
820		Costco Wholesale Corp.	44,149
1,271		CVS Corp.	43,392
280		Darden Restaurants, Inc.	11,533
400		Dollar General Corp.	8,460
510		Family Dollar Stores, Inc.	15,106
1,410		Federated Department Stores, Inc.	63,521
970		Gap, Inc.	16,694
2,360		Home Depot, Inc.	86,706
320		JC Penney Co., Inc.	26,291
750	@	Kohl’s Corp.	57,458
1,980		Lowe’s Cos., Inc.	62,350
2,160		McDonald’s Corp.	97,308
880		Nordstrom, Inc.	46,587
360	@	Office Depot, Inc.	12,650
250		OfficeMax, Inc.	13,185
400		RadioShack Corp.	10,812
150	@	Sears Holding Corp.	27,024
990		Staples, Inc.	25,582
1,030	@	Starbucks Corp.	32,301
1,310		Target Corp.	77,631
890		TJX Cos., Inc.	23,994
1,350		Walgreen Co.	61,952
4,150		Wal-Mart Stores, Inc.	194,843
300		Wendy’s International, Inc.	9,390
320		Yum! Brands, Inc.	18,483
			1,181,390
		Savings & Loans: 0.3%
1,730		Washington Mutual, Inc.	69,857
			69,857

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.5%
740	@	Advanced Micro Devices, Inc.	$9,664
640	@	Altera Corp.	12,794
440		Analog Devices, Inc.	15,176
2,600		Applied Materials, Inc.	47,632
300	@	Broadcom Corp.	9,621
7,710		Intel Corp.	147,492
300		KLA-Tencor Corp.	15,996
300		Linear Technology Corp.	9,477
380		Maxim Integrated Products	11,172
1,470	@	Micron Technology, Inc.	17,758
440		National Semiconductor Corp.	10,622
410	@	Novellus Systems, Inc.	13,128
470	@	Nvidia Corp.	13,527
1,000	@	Teradyne, Inc.	16,540
1,300		Texas Instruments, Inc.	39,130
410		Xilinx, Inc.	10,549
			400,278
		Software: 2.5%
980	@	Adobe Systems, Inc.	40,866
500	@	Autodesk, Inc.	18,800
610		Automatic Data Processing, Inc.	29,524
590	@	BMC Software, Inc.	18,166
740		CA, Inc.	19,173
300	@	Citrix Systems, Inc.	9,609
1,270	@	Compuware Corp.	12,052
400	@	Electronic Arts, Inc.	20,144
1,540		First Data Corp.	41,426
330	@	Fiserv, Inc.	17,510
830	@	Intuit, Inc.	22,709
11,190		Microsoft Corp.	311,865
5,190	@	Oracle Corp.	94,095
590		Paychex, Inc.	22,343
			678,282
		Telecommunications: 4.3%
500	@	ADC Telecommunications, Inc.	8,370
150		Alltel Corp.	9,300
8,603		AT&T, Inc.	339,216
830	@	Avaya, Inc.	9,802
310		CenturyTel, Inc.	14,009
9,990	@	Cisco Systems, Inc.	255,045
690		Citizens Communications Co.	10,316
2,420	@	Corning, Inc.	55,031
272		Embarq Corp.	15,327
840	@	Juniper Networks, Inc.	16,531
4,240		Motorola, Inc.	74,921
2,580		Qualcomm, Inc.	110,063
2,240	@	Qwest Communications International, Inc.	20,138
4,130		Sprint Nextel Corp.	78,305
3,710		Verizon Communications, Inc.	140,683
			1,157,057
		Toys/Games/Hobbies: 0.1%
510		Mattel, Inc.	14,061
			14,061
		Transportation: 1.1%
290		Burlington Northern Santa Fe Corp.	23,325
200		CH Robinson Worldwide, Inc.	9,550
400		CSX Corp.	16,020
650		FedEx Corp.	69,830
720		Norfolk Southern Corp.	36,432
200		Ryder System, Inc.	9,868
490		Union Pacific Corp.	49,760
1,100		United Parcel Service, Inc.	77,110
			291,895
		Total Common Stock
		(Cost $18,737,723)	19,676,852

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.0%
		Federal National Mortgage Association: 16.0%
$5,622,000	^	4.880%, due 01/15/13	$4,265,175
		Total U.S. Government Agency Obligations
		(Cost $4,245,454)	4,265,175

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 9.8%
		U.S. Treasury STRIP: 9.8%
$3,341,000	^	Discount Note, due 11/15/12		$2,597,501
		Total U.S. Treasury Obligations
		(Cost $ 2,611,214)		2,597,501
		Total Long-Term Investments
		(Cost $25,594,391)		26,539,528
SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
112,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $112,050 to be received upon repurchase (Collateralized by $112,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $115,161, due 04/15/15)		112,000
		Total Short-Term Investments
		(Cost $112,000)		112,000
		Total Investments in Securities
		(Cost $25,706,391)*	100.1%	$26,651,528
		Other Assets and Liabilities - Net	(0.1)	(31,875)
		Net Assets	100.0%	$26,619,653

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^	Interest Only (IO) Security

	*	Cost for federal income tax purposes is $26,014,410 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$937,918
		Gross Unrealized Depreciation		(300,800)
		Net Unrealized Appreciation		$637,118

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 64.7%
		Advertising: 0.1%
480		Omnicom Group	$49,142
			49,142
		Aerospace/Defense: 1.6%
1,320		Boeing Co.	117,361
480		General Dynamics Corp.	36,672
250		Goodrich Corp.	12,870
300		L-3 Communications Holdings, Inc.	26,241
850		Lockheed Martin Corp.	82,467
810		Northrop Grumman Corp.	60,118
1,370		Raytheon Co.	71,870
2,020		United Technologies Corp.	131,300
			538,899
		Agriculture: 1.2%
3,640		Altria Group, Inc.	319,628
980		Archer-Daniels-Midland Co.	35,966
440		Reynolds American, Inc.	27,460
250		UST, Inc.	14,495
			397,549
		Apparel: 0.3%
1,150	@	Coach, Inc.	57,558
350		Jones Apparel Group, Inc.	10,756
250		Liz Claiborne, Inc.	10,713
290		Nike, Inc.	30,815
100		Polo Ralph Lauren Corp.	8,815
			118,657
		Auto Manufacturers: 0.3%
3,370	@	Ford Motor Co.	26,589
900		General Motors Corp.	27,576
500		Paccar, Inc.	36,700
			90,865
		Auto Parts & Equipment: 0.1%
300	@	Goodyear Tire & Rubber Co.	9,357
180		Johnson Controls, Inc.	17,032
			26,389
		Banks: 4.5%
8,710		Bank of America Corp.	444,384
1,230		Bank of New York Co., Inc.	49,877
940		BB&T Corp.	38,559
719		Capital One Financial Corp.	54,256
390		Comerica, Inc.	23,057
900		Fifth Third Bancorp.	34,821
250		First Horizon National Corp.	10,383
1,340		Huntington Bancshares, Inc.	29,279
640		Keycorp.	23,981
110		M&T Bank Corp.	12,741
380		Marshall & Ilsley Corp.	17,598
770		Mellon Financial Corp.	33,218
1,240		National City Corp.	46,190
200		Northern Trust Corp.	12,028
510		PNC Financial Services Group, Inc.	36,705
1,456		Regions Financial Corp.	51,499
500		State Street Corp.	32,375
460		SunTrust Banks, Inc.	38,198
500		Synovus Financial Corp.	16,170
2,900		US Bancorp.	101,413
3,615		Wachovia Corp.	199,006
6,440		Wells Fargo & Co.	221,729
120		Zions Bancorp.	10,142
			1,537,609
		Beverages: 1.3%
1,780		Anheuser-Busch Cos., Inc.	89,819
3,270		Coca-Cola Co.	156,960
100		Molson Coors Brewing Co.	9,462
790		Pepsi Bottling Group, Inc.	25,193
2,510		PepsiCo, Inc.	159,536
			440,970
		Biotechnology: 0.6%
2,000	@	Amgen, Inc.	111,760
450	@	Biogen Idec, Inc.	19,971
500	@	Celgene Corp.	26,230

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
440	@	Genzyme Corp.	$26,409
500	@	Medimmune, Inc.	18,195
			202,565
		Building Materials: 0.1%
670		Masco Corp.	18,358
			18,358
		Chemicals: 1.0%
140		Air Products & Chemicals, Inc.	10,354
200		Ashland, Inc.	13,120
1,360		Dow Chemical Co.	62,370
400		Ecolab, Inc.	17,200
1,300		EI DuPont de Nemours & Co.	64,259
500		International Flavors & Fragrances, Inc.	23,610
980		Monsanto Co.	53,861
490		PPG Industries, Inc.	34,452
200		Praxair, Inc.	12,592
470		Sherwin-Williams Co.	31,039
800		Sigma-Aldrich Corp.	33,216
			356,073
		Coal: 0.1%
400		Consol Energy, Inc.	15,652
500		Peabody Energy Corp.	20,120
			35,772
		Commercial Services: 0.6%
370	@	Apollo Group, Inc.	16,243
500	@	Convergys Corp.	12,705
390		Equifax, Inc.	14,216
780		McKesson Corp.	45,661
790		Moody’s Corp.	49,027
280		Robert Half International, Inc.	10,363
500		RR Donnelley & Sons Co.	18,295
1,270		Western Union Co.	27,877
			194,387
		Computers: 2.9%
200	@	Affiliated Computer Services, Inc.	11,776
1,500	@	Apple, Inc.	139,365
110	@	Cognizant Technology Solutions Corp.	9,710
280	@	Computer Sciences Corp.	14,596
5,130	@	Dell, Inc.	119,067
780		Electronic Data Systems Corp.	21,590
5,190	@	EMC Corp.	71,882
5,300		Hewlett-Packard Co.	212,742
2,910		International Business Machines Corp.	274,297
250	@	Lexmark International, Inc.	14,615
280	@	NCR Corp.	13,376
560	@	Network Appliance, Inc.	20,451
500	@	Sandisk Corp.	21,900
5,900	@	Sun Microsystems, Inc.	35,459
1,150	@	Unisys Corp.	9,695
			990,521
		Cosmetics/Personal Care: 1.4%
650		Avon Products, Inc.	24,219
780		Colgate-Palmolive Co.	52,096
450		Estee Lauder Cos., Inc.	21,983
5,890		Procter & Gamble Co.	372,012
			470,310
		Distribution/Wholesale: 0.0%
200		WW Grainger, Inc.	15,448
			15,448
		Diversified Financial Services: 5.8%
2,050		American Express Co.	115,620
690		Ameriprise Financial, Inc.	39,427
270		Bear Stearns Cos., Inc.	40,595
1,670		Charles Schwab Corp.	30,544
100		Chicago Mercantile Exchange Holdings, Inc.	53,246
490		CIT Group, Inc.	25,931
9,280		Citigroup, Inc.	476,435
950		Countrywide Financial Corp.	31,958
570	@	E*Trade Financial Corp.	12,095
1,730		Fannie Mae	94,423
400		Federated Investors, Inc.	14,688
270		Franklin Resources, Inc.	32,624
1,170		Freddie Mac	69,603
820		Goldman Sachs Group, Inc.	169,437
450		Janus Capital Group, Inc.	9,410
6,770		JP Morgan Chase & Co.	327,533
100		Legg Mason, Inc.	9,421

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
1,120		Lehman Brothers Holdings, Inc.	$78,478
1,650		Merrill Lynch & Co., Inc.	134,756
2,300		Morgan Stanley	181,148
470		SLM Corp.	19,223
			1,966,595
		Electric: 2.0%
1,560	@	AES Corp.	33,571
280	@	Allegheny Energy, Inc.	13,759
860		American Electric Power Co., Inc.	41,925
850		Centerpoint Energy, Inc.	15,249
200		Constellation Energy Group, Inc.	17,390
100		Dominion Resources, Inc.	8,877
300		DTE Energy Co.	14,370
1,000		Duke Energy Corp.	20,290
700		Edison International	34,391
900		Entergy Corp.	94,428
970		Exelon Corp.	66,649
950		FirstEnergy Corp.	62,928
200		FPL Group, Inc.	12,234
860		PG&E Corp.	41,512
300		PPL Corp.	12,270
500		Progress Energy, Inc.	25,220
740		Public Service Enterprise Group, Inc.	61,450
600		TECO Energy, Inc.	10,326
840		TXU Corp.	53,844
2,000		Xcel Energy, Inc.	49,380
			690,063
		Electrical Components & Equipment: 0.2%
1,680		Emerson Electric Co.	72,391
			72,391
		Electronics: 0.2%
560	@	Agilent Technologies, Inc.	18,866
480		Applera Corp. - Applied Biosystems Group	14,194
500	@	Thermo Electron Corp.	23,375
170	@	Waters Corp.	9,860
			66,295
		Entertainment: 0.0%
300		International Game Technology	12,114
			12,114
		Environmental Control: 0.1%
1,290		Waste Management, Inc.	44,389
			44,389
		Food: 0.7%
680		Campbell Soup Co.	26,486
1,450		General Mills, Inc.	84,419
800		HJ Heinz Co.	37,696
490		Kellogg Co.	25,201
470		Kroger Co.	13,278
350		McCormick & Co., Inc.	13,482
700		Safeway, Inc.	25,648
300		Sysco Corp.	10,149
230		Whole Foods Market, Inc.	10,316
			246,675
		Forest Products & Paper: 0.2%
780		International Paper Co.	28,392
380		MeadWestvaco Corp.	11,719
570		Temple-Inland, Inc.	34,052
			74,163
		Gas: 0.4%
300		KeySpan Corp.	12,345
1,200		Nicor, Inc.	58,104
1,000		NiSource, Inc.	24,440
530		Sempra Energy	32,335
			127,224
		Hand/Machine Tools: 0.2%
120		Black & Decker Corp.	9,794
500		Snap-On, Inc.	24,050
700		Stanley Works	38,752
			72,596
		Healthcare - Products: 1.8%
1,460		Baxter International, Inc.	76,898
300		Becton Dickinson & Co.	23,067
500		Biomet, Inc.	21,245
1,950	@	Boston Scientific Corp.	28,353
220		CR Bard, Inc.	17,492
4,840		Johnson & Johnson	291,658
1,800		Medtronic, Inc.	88,308

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
300	@	St. Jude Medical, Inc.	$11,283
400		Stryker Corp.	26,528
200	@	Varian Medical Systems, Inc.	9,538
290	@	Zimmer Holdings, Inc.	24,769
			619,139
		Healthcare - Services: 1.1%
980		Aetna, Inc.	42,914
480	@	Coventry Health Care, Inc.	26,904
490	@	Humana, Inc.	28,430
350	@	Laboratory Corp. of America Holdings	25,421
300		Quest Diagnostics	14,961
2,530		UnitedHealth Group, Inc.	134,014
1,280	@	WellPoint, Inc.	103,808
			376,452
		Home Builders: 0.0%
400		D.R. Horton, Inc.	8,800
200		KB Home	8,534
			17,334
		Home Furnishings: 0.1%
110		Harman International Industries, Inc.	10,569
110		Whirlpool Corp.	9,340
			19,909
		Household Products/Wares: 0.3%
220		Avery Dennison Corp.	14,137
200		Clorox Co.	12,738
1,180		Kimberly-Clark Corp.	80,818
			107,693
		Housewares: 0.0%
490		Newell Rubbermaid, Inc.	15,234
			15,234
		Insurance: 3.6%
700	@@	ACE Ltd.	39,942
780		Aflac, Inc.	36,707
1,210		Allstate Corp.	72,673
220		AMBAC Financial Group, Inc.	19,006
4,570		American International Group, Inc.	307,195
470		AON Corp.	17,841
1,350		Chubb Corp.	69,755
220		Cigna Corp.	31,385
1,060		Genworth Financial, Inc.	37,036
550		Hartford Financial Services Group, Inc.	52,569
527		Lincoln National Corp.	35,725
1,260		Loews Corp.	57,242
600		Marsh & McLennan Cos., Inc.	17,574
170		MBIA, Inc.	11,133
1,570		Metlife, Inc.	99,146
200		MGIC Investment Corp.	11,784
810		Principal Financial Group	48,495
1,670		Progressive Corp.	36,439
1,190		Prudential Financial, Inc.	107,409
330		Safeco Corp.	21,922
220		Torchmark Corp.	14,430
1,260		Travelers Cos., Inc.	65,230
200	@@	XL Capital Ltd.	13,992
			1,224,630
		Internet: 1.0%
520	@	Amazon.com, Inc.	20,691
1,540	@	eBay, Inc.	51,051
350	@	Google, Inc.	160,356
400	@	IAC/InterActiveCorp.	15,084
1,580	@	Symantec Corp.	27,334
490	@	VeriSign, Inc.	12,309
1,500	@	Yahoo!, Inc.	46,935
			333,760
		Iron/Steel: 0.3%
100		Allegheny Technologies, Inc.	10,669
860		Nucor Corp.	56,012
250		United States Steel Corp.	24,793
			91,474
		Leisure Time: 0.2%
870		Carnival Corp.	40,768
510		Harley-Davidson, Inc.	29,963
250		Sabre Holdings Corp.	8,188
			78,919
		Lodging: 0.2%
300		Harrah’s Entertainment, Inc.	25,335
510		Marriott International, Inc.	24,970

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Lodging (continued)
200		Starwood Hotels & Resorts Worldwide, Inc.	$12,970
			63,275
		Machinery - Construction & Mining: 0.3%
1,150		Caterpillar, Inc.	77,085
200	@	Terex Corp.	14,352
			91,437
		Machinery - Diversified: 0.2%
180		Cummins, Inc.	26,050
240		Deere & Co.	26,074
280		Rockwell Automation, Inc.	16,764
			68,888
		Media: 2.0%
930		CBS Corp. - Class B	28,449
890		Clear Channel Communications, Inc.	31,186
4,350	@	Comcast Corp.	112,883
1,200	@	DIRECTV Group, Inc.	27,684
400		Gannett Co., Inc.	22,516
1,080		McGraw-Hill Cos., Inc.	67,910
200		Meredith Corp.	11,478
4,750		News Corp., Inc. - Class A	109,820
4,100		Time Warner, Inc.	80,852
400		Tribune Co.	12,844
700	@	Viacom - Class B	28,777
4,260		Walt Disney Co.	146,672
			681,071
		Mining: 0.3%
700		Alcoa, Inc.	23,730
727		Freeport-McMoRan Copper & Gold, Inc.	48,120
500		Newmont Mining Corp.	20,995
			92,845
		Miscellaneous Manufacturing: 3.4%
970		3M Co.	74,137
720		Cooper Industries Ltd.	32,393
390		Danaher Corp.	27,866
380		Dover Corp.	18,548
1,050		Eastman Kodak Co.	23,688
770		Eaton Corp.	64,341
17,480		General Electric Co.	618,082
1,690		Honeywell International, Inc.	77,841
710		Illinois Tool Works, Inc.	36,636
280		ITT Corp.	16,890
300		Pall Corp.	11,400
320		Parker Hannifin Corp.	27,619
220		Textron, Inc.	19,756
3,400	@@	Tyco International Ltd.	107,270
			1,156,467
		Office/Business Equipment: 0.1%
200		Pitney Bowes, Inc.	9,078
2,060	@	Xerox Corp.	34,793
			43,871
		Oil & Gas: 5.4%
780		Anadarko Petroleum Corp.	33,524
300		Chesapeake Energy Corp.	9,264
4,640		Chevron Corp.	343,174
2,674		ConocoPhillips	182,768
570		Devon Energy Corp.	39,455
300		ENSCO International, Inc.	16,320
190		EOG Resources, Inc.	13,555
10,980		ExxonMobil Corp.	828,441
300		Hess Corp.	16,641
910		Marathon Oil Corp.	89,935
200		Murphy Oil Corp.	10,680
200		Noble Corp.	15,736
1,740		Occidental Petroleum Corp.	85,799
180		Sunoco, Inc.	12,679
500	@	Transocean, Inc.	40,850
1,360		Valero Energy Corp.	87,706
500		XTO Energy, Inc.	27,405
			1,853,932
		Oil & Gas Services: 0.8%
200		Baker Hughes, Inc.	13,226
500		BJ Services Co.	13,950
2,360		Halliburton Co.	74,906
500	@	National Oilwell Varco, Inc.	38,895
2,130		Schlumberger Ltd.	147,183
			288,160

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 0.2%
220		Ball Corp.	$10,087
400		Bemis Co.	13,356
850	@	Pactiv Corp.	28,679
			52,122
		Pharmaceuticals: 3.8%
2,350		Abbott Laboratories	131,130
200		Allergan, Inc.	22,164
810		AmerisourceBergen Corp.	42,728
270	@	Barr Pharmaceuticals, Inc.	12,515
2,600		Bristol-Myers Squibb Co.	72,176
570		Cardinal Health, Inc.	41,582
1,400		Eli Lilly & Co.	75,194
110	@	Express Scripts, Inc.	8,879
700	@	Forest Laboratories, Inc.	36,008
770	@	Gilead Sciences, Inc.	58,905
400	@	Hospira, Inc.	16,360
970	@	King Pharmaceuticals, Inc.	19,080
400	@	Medco Health Solutions, Inc.	29,012
4,030		Merck & Co., Inc.	178,005
750		Mylan Laboratories	15,855
12,960		Pfizer, Inc.	327,370
3,390		Schering-Plough Corp.	86,479
2,220		Wyeth	111,067
			1,284,509
		Pipelines: 0.3%
1,100		El Paso Corp.	15,917
200		Kinder Morgan, Inc.	21,290
100		Questar Corp.	8,921
800		Spectra Energy Corp.	21,016
840		Williams Cos., Inc.	23,906
			91,050
		Real Estate: 0.1%
300	@	CB Richard Ellis Group, Inc.	10,254
401	@	Realogy Corp.	11,874
			22,128
		Real Estate Investment Trusts: 0.5%
200		Apartment Investment & Management Co.	11,538
200		Boston Properties, Inc.	23,480
210		Developers Diversified Realty Corp.	13,209
800		Host Hotels & Resorts, Inc.	21,048
200		Kimco Realty Corp.	9,748
500		Prologis	32,465
100		Public Storage, Inc.	9,467
300		Simon Property Group, Inc.	33,375
100		Vornado Realty Trust	11,934
			166,264
		Retail: 3.9%
150		Abercrombie & Fitch Co.	11,352
210	@	Autozone, Inc.	26,909
790		Best Buy Co., Inc.	38,489
500	@	Big Lots, Inc.	15,640
990		Circuit City Stores, Inc.	18,345
950		Costco Wholesale Corp.	51,148
1,401		CVS Corp.	47,830
340		Darden Restaurants, Inc.	14,005
500		Dollar General Corp.	10,575
600		Family Dollar Stores, Inc.	17,772
1,480		Federated Department Stores, Inc.	66,674
1,230		Gap, Inc.	21,168
2,920		Home Depot, Inc.	107,281
360		JC Penney Co., Inc.	29,578
860	@	Kohl’s Corp.	65,885
2,440		Lowe’s Cos., Inc.	76,836
2,330		McDonald’s Corp.	104,967
900		Nordstrom, Inc.	47,646
350	@	Office Depot, Inc.	12,299
200		OfficeMax, Inc.	10,548
500		RadioShack Corp.	13,515
120	@	Sears Holding Corp.	21,619
1,210		Staples, Inc.	31,266
1,270	@	Starbucks Corp.	39,827
1,440		Target Corp.	85,334
970		TJX Cos., Inc.	26,151
1,610		Walgreen Co.	73,883
4,560		Wal-Mart Stores, Inc.	214,092
370		Wendy’s International, Inc.	11,581
450		Yum! Brands, Inc.	25,992
			1,338,207

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.2%
1,680		Washington Mutual, Inc.	$67,838
			67,838
		Semiconductors: 1.4%
870	@	Advanced Micro Devices, Inc.	11,362
760	@	Altera Corp.	15,192
460		Analog Devices, Inc.	15,865
2,560		Applied Materials, Inc.	46,899
400	@	Broadcom Corp.	12,828
9,790		Intel Corp.	187,283
400		KLA-Tencor Corp.	21,328
400		Linear Technology Corp.	12,636
500		Maxim Integrated Products	14,700
1,700	@	Micron Technology, Inc.	20,536
440		National Semiconductor Corp.	10,622
450	@	Novellus Systems, Inc.	14,409
510	@	Nvidia Corp.	14,678
1,300	@	Teradyne, Inc.	21,502
2,000		Texas Instruments, Inc.	60,200
500		Xilinx, Inc.	12,865
			492,905
		Software: 2.4%
1,050	@	Adobe Systems, Inc.	43,785
510	@	Autodesk, Inc.	19,176
990		Automatic Data Processing, Inc.	47,916
760	@	BMC Software, Inc.	23,400
770		CA, Inc.	19,951
300	@	Citrix Systems, Inc.	9,609
1,460	@	Compuware Corp.	13,855
450	@	Electronic Arts, Inc.	22,662
1,470		First Data Corp.	39,543
380	@	Fiserv, Inc.	20,163
900	@	Intuit, Inc.	24,624
14,000		Microsoft Corp.	390,180
6,560	@	Oracle Corp.	118,933
550		Paychex, Inc.	20,829
			814,626
		Telecommunications: 3.9%
600	@	ADC Telecommunications, Inc.	10,044
200		Alltel Corp.	12,400
10,648		AT&T, Inc.	419,851
900	@	Avaya, Inc.	10,629
350		CenturyTel, Inc.	15,817
11,160	@	Cisco Systems, Inc.	284,915
750		Citizens Communications Co.	11,213
2,700	@	Corning, Inc.	61,398
216		Embarq Corp.	12,172
900	@	Juniper Networks, Inc.	17,712
4,700		Motorola, Inc.	83,049
2,920		Qualcomm, Inc.	124,567
2,600	@	Qwest Communications International, Inc.	23,374
4,530		Sprint Nextel Corp.	85,889
4,630		Verizon Communications, Inc.	175,570
			1,348,600
		Toys/Games/Hobbies: 0.1%
870		Mattel, Inc.	23,986
			23,986
		Transportation: 0.9%
360		Burlington Northern Santa Fe Corp.	28,955
200		CH Robinson Worldwide, Inc.	9,550
620		CSX Corp.	24,831
710		FedEx Corp.	76,275
560		Norfolk Southern Corp.	28,336
200		Ryder System, Inc.	9,868
410		Union Pacific Corp.	41,636
1,400		United Parcel Service, Inc.	98,140
			317,591
		Total Common Stock
		(Cost $ 20,814,142 )	22,100,335

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.1%
		Federal Home Loan Mortgage Corporation: 17.1%
$7,700,000	^	4.810%, due 01/15/13	$5,845,293
		Total U.S. Government Agency Obligations
		(Cost $ 5,802,229 )	5,845,293

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 17.3%
		U.S. Treasury STRIP: 17.3%
$7,656,000	^	4.520%, due 02/15/13		$5,885,963

		Total U.S. Treasury Obligations
		(Cost $ 5,910,167)		5,885,963

		Total Long-Term Investments
		(Cost $32,526,538)		33,831,591

SHORT-TERM INVESTMENTS: 1.0%

		Repurchase Agreement: 1.0%
335,000		Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $335,148 to be received upon repurchase (Collateralized by $685,000 Resolution Funding Corporation, Discount Note, Market Value $341,712, due 01/15/21)		335,000
		Total Short-Term Investments
		(Cost $335,000)		335,000

		Total Investments in Securities
		(Cost $32,861,538)*	100.1%	$34,166,591
		Other Assets and Liabilities - Net	(0.1)	(24,580)
		Net Assets	100.0%	$34,142,011

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^	Interest Only (IO) Security
	*	Cost for federal income tax purposes is $ 33,167,845 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,337,435
		Gross Unrealized Depreciation		(338,689)
		Net Unrealized Appreciation		$998,746

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 80.1%
		Advertising: 0.2%
1,000		Omnicom Group	$102,380
			102,380
		Aerospace/Defense: 1.8%
2,450		Boeing Co.	217,830
1,000		General Dynamics Corp.	76,400
400		Goodrich Corp.	20,592
400		L-3 Communications Holdings, Inc.	34,988
1,500		Lockheed Martin Corp.	145,530
1,150		Northrop Grumman Corp.	85,353
2,450		Raytheon Co.	128,527
3,750		United Technologies Corp.	243,750
			952,970
		Agriculture: 1.5%
7,000		Altria Group, Inc.	614,670
2,100		Archer-Daniels-Midland Co.	77,070
900		Reynolds American, Inc.	56,169
800		UST, Inc.	46,384
			794,293
		Apparel: 0.4%
2,300	@	Coach, Inc.	115,115
650		Jones Apparel Group, Inc.	19,975
450		Liz Claiborne, Inc.	19,283
500		Nike, Inc.	53,130
300		Polo Ralph Lauren Corp.	26,445
			233,948
		Auto Manufacturers: 0.4%
6,550	@	Ford Motor Co.	51,680
1,750		General Motors Corp.	53,620
1,150		Paccar, Inc.	84,410
			189,710
		Auto Parts & Equipment: 0.1%
700	@	Goodyear Tire & Rubber Co.	21,833
500		Johnson Controls, Inc.	47,310
			69,143
		Banks: 5.6%
16,800		Bank of America Corp.	857,136
2,250		Bank of New York Co., Inc.	91,238
1,550		BB&T Corp.	63,581
1,353		Capital One Financial Corp.	102,097
700		Comerica, Inc.	41,384
1,550		Fifth Third Bancorp.	59,970
500		First Horizon National Corp.	20,765
2,700		Huntington Bancshares, Inc.	58,995
1,300		Keycorp.	48,711
300		M&T Bank Corp.	34,749
700		Marshall & Ilsley Corp.	32,417
1,200		Mellon Financial Corp.	51,768
2,450		National City Corp.	91,263
400		Northern Trust Corp.	24,056
1,000		PNC Financial Services Group, Inc.	71,970
2,917		Regions Financial Corp.	103,174
850		State Street Corp.	55,038
950		SunTrust Banks, Inc.	78,888
600		Synovus Financial Corp.	19,404
5,700		US Bancorp.	199,329
6,943		Wachovia Corp.	382,212
12,300		Wells Fargo & Co.	423,489
300		Zions Bancorp.	25,356
			2,936,990
		Beverages: 1.6%
3,150		Anheuser-Busch Cos., Inc.	158,949
6,250		Coca-Cola Co.	300,000
300		Molson Coors Brewing Co.	28,386
1,500		Pepsi Bottling Group, Inc.	47,835
5,000		PepsiCo, Inc.	317,800
			852,970
		Biotechnology: 0.8%
3,900	@	Amgen, Inc.	217,932
1,050	@	Biogen Idec, Inc.	46,599
1,100	@	Celgene Corp.	57,706

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
800	@	Genzyme Corp.	$48,016
1,100	@	Medimmune, Inc.	40,029
			410,282
		Building Materials: 0.1%
1,400		Masco Corp.	38,360
			38,360
		Chemicals: 1.3%
300		Air Products & Chemicals, Inc.	22,188
400		Ashland, Inc.	26,240
2,750		Dow Chemical Co.	126,115
600		Ecolab, Inc.	25,800
2,550		EI DuPont de Nemours & Co.	126,047
1,200		International Flavors & Fragrances, Inc.	56,664
1,800		Monsanto Co.	98,928
900		PPG Industries, Inc.	63,279
300		Praxair, Inc.	18,888
700		Sherwin-Williams Co.	46,228
1,300		Sigma-Aldrich Corp.	53,976
			664,353
		Coal: 0.1%
600		Consol Energy, Inc.	23,478
890		Peabody Energy Corp.	35,814
			59,292
		Commercial Services: 0.6%
600	@	Apollo Group, Inc.	26,340
1,000	@	Convergys Corp.	25,410
700		Equifax, Inc.	25,515
1,350		McKesson Corp.	79,029
1,300		Moody’s Corp.	80,678
500		Robert Half International, Inc.	18,505
900		RR Donnelley & Sons Co.	32,931
2,350		Western Union Co.	51,583
			339,991
		Computers: 3.6%
3,000	@	Apple, Inc.	278,730
220	@	Cognizant Technology Solutions Corp.	19,419
500	@	Computer Sciences Corp.	26,065
10,000	@	Dell, Inc.	232,100
1,550		Electronic Data Systems Corp.	42,904
10,100	@	EMC Corp.	139,885
10,150		Hewlett-Packard Co.	407,421
5,650		International Business Machines Corp.	532,569
450	@	Lexmark International, Inc.	26,307
500	@	NCR Corp.	23,885
1,300	@	Network Appliance, Inc.	47,476
800	@	Sandisk Corp.	35,040
11,550	@	Sun Microsystems, Inc.	69,416
2,300	@	Unisys Corp.	19,389
			1,900,606
		Cosmetics/Personal Care: 1.7%
1,400		Avon Products, Inc.	52,164
1,450		Colgate-Palmolive Co.	96,846
850		Estee Lauder Cos., Inc.	41,523
11,200		Procter & Gamble Co.	707,392
			897,925
		Distribution/Wholesale: 0.0%
300		WW Grainger, Inc.	23,172
			23,172
		Diversified Financial Services: 7.0%
3,950		American Express Co.	222,780
1,200		Ameriprise Financial, Inc.	68,568
400		Bear Stearns Cos., Inc.	60,140
3,250		Charles Schwab Corp.	59,443
120		Chicago Mercantile Exchange Holdings, Inc.	63,895
1,200		CIT Group, Inc.	63,504
18,050		Citigroup, Inc.	926,687
2,050		Countrywide Financial Corp.	68,962
1,200	@	E*Trade Financial Corp.	25,464
3,150		Fannie Mae	171,927
600		Federated Investors, Inc.	22,032
400		Franklin Resources, Inc.	48,332
2,300		Freddie Mac	136,827
1,450		Goldman Sachs Group, Inc.	299,614
1,100		Janus Capital Group, Inc.	23,001
13,050		JP Morgan Chase & Co.	631,359
200		Legg Mason, Inc.	18,842
2,200		Lehman Brothers Holdings, Inc.	154,154

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
3,150		Merrill Lynch & Co., Inc.	$257,261
4,200		Morgan Stanley	330,792
1,000		SLM Corp.	40,900
			3,694,484
		Electric: 2.3%
3,150	@	AES Corp.	67,788
500	@	Allegheny Energy, Inc.	24,570
1,500		American Electric Power Co., Inc.	73,125
1,650		Centerpoint Energy, Inc.	29,601
300		Constellation Energy Group, Inc.	26,085
300		Dominion Resources, Inc.	26,631
400		DTE Energy Co.	19,160
1,800		Duke Energy Corp.	36,522
1,300		Edison International	63,869
1,650		Entergy Corp.	173,118
1,650		Exelon Corp.	113,372
1,700		FirstEnergy Corp.	112,608
300		FPL Group, Inc.	18,351
1,400		PG&E Corp.	67,578
600		PPL Corp.	24,540
1,100		Progress Energy, Inc.	55,484
1,200		Public Service Enterprise Group, Inc.	99,648
1,300		TECO Energy, Inc.	22,373
1,400		TXU Corp.	89,740
3,500		Xcel Energy, Inc.	86,415
			1,230,578
		Electrical Components & Equipment: 0.3%
3,400		Emerson Electric Co.	146,506
			146,506
		Electronics: 0.2%
1,200	@	Agilent Technologies, Inc.	40,428
800		Applera Corp. - Applied Biosystems Group	23,656
900	@	Thermo Electron Corp.	42,075
400	@	Waters Corp.	23,200
			129,359
		Entertainment: 0.0%
450		International Game Technology	18,171
			18,171
		Environmental Control: 0.1%
2,150		Waste Management, Inc.	73,982
			73,982
		Food: 0.8%
1,200		Campbell Soup Co.	46,740
2,700		General Mills, Inc.	157,194
1,150		HJ Heinz Co.	54,188
900		Kellogg Co.	46,287
1,050		Kroger Co.	29,663
400		McCormick & Co., Inc.	15,408
1,400		Safeway, Inc.	51,296
600		Sysco Corp.	20,298
400		Whole Foods Market, Inc.	17,940
			439,014
		Forest Products & Paper: 0.2%
1,500		International Paper Co.	54,600
600		MeadWestvaco Corp.	18,504
930		Temple-Inland, Inc.	55,558
			128,662
		Gas: 0.5%
600		KeySpan Corp.	24,690
2,400		Nicor, Inc.	116,208
2,000		NiSource, Inc.	48,880
900		Sempra Energy	54,909
			244,687
		Hand/Machine Tools: 0.2%
400		Black & Decker Corp.	32,648
1,000		Snap-On, Inc.	48,100
900		Stanley Works	49,824
			130,572
		Healthcare - Products: 2.3%
2,800		Baxter International, Inc.	147,476
500		Becton Dickinson & Co.	38,445
800		Biomet, Inc.	33,992
3,900	@	Boston Scientific Corp.	56,706
350		CR Bard, Inc.	27,829
9,350		Johnson & Johnson	563,431
3,700		Medtronic, Inc.	181,522
500	@	St. Jude Medical, Inc.	18,805

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
700		Stryker Corp.	$46,424
400	@	Varian Medical Systems, Inc.	19,076
800	@	Zimmer Holdings, Inc.	68,328
			1,202,034
		Healthcare - Services: 1.4%
2,250		Aetna, Inc.	98,528
900	@	Coventry Health Care, Inc.	50,445
900	@	Humana, Inc.	52,218
500	@	Laboratory Corp. of America Holdings	36,315
500		Quest Diagnostics	24,935
5,000		UnitedHealth Group, Inc.	264,850
2,350	@	WellPoint, Inc.	190,585
			717,876
		Home Builders: 0.1%
800		D.R. Horton, Inc.	17,600
400		KB Home	17,068
			34,668
		Home Furnishings: 0.1%
300		Harman International Industries, Inc.	28,824
300		Whirlpool Corp.	25,473
			54,297
		Household Products/Wares: 0.4%
400		Avery Dennison Corp.	25,704
300		Clorox Co.	19,107
2,300		Kimberly-Clark Corp.	157,527
			202,338
		Housewares: 0.1%
1,000		Newell Rubbermaid, Inc.	31,090
			31,090
		Insurance: 4.5%
1,250	@@	ACE Ltd.	71,325
1,400		Aflac, Inc.	65,884
2,650		Allstate Corp.	159,159
450		AMBAC Financial Group, Inc.	38,876
8,500		American International Group, Inc.	571,370
1,150		AON Corp.	43,654
2,550		Chubb Corp.	131,759
450		Cigna Corp.	64,197
2,250		Genworth Financial, Inc.	78,615
1,200		Hartford Financial Services Group, Inc.	114,696
900		Lincoln National Corp.	61,011
2,500		Loews Corp.	113,575
1,300		Marsh & McLennan Cos., Inc.	38,077
400		MBIA, Inc.	26,196
3,150		Metlife, Inc.	198,923
350		MGIC Investment Corp.	20,622
1,400		Principal Financial Group	83,818
3,350		Progressive Corp.	73,097
2,200		Prudential Financial, Inc.	198,572
650		Safeco Corp.	43,180
450		Torchmark Corp.	29,516
2,300		Travelers Cos., Inc.	119,071
600	@@	XL Capital Ltd.	41,976
			2,387,169
		Internet: 1.3%
1,000	@	Amazon.com, Inc.	39,790
3,050	@	eBay, Inc.	101,108
800	@	Google, Inc.	366,528
700	@	IAC/InterActiveCorp.	26,397
3,250	@	Symantec Corp.	56,225
1,100	@	VeriSign, Inc.	27,632
3,000	@	Yahoo!, Inc.	93,870
			711,550
		Iron/Steel: 0.3%
300		Allegheny Technologies, Inc.	32,007
1,450		Nucor Corp.	94,439
500		United States Steel Corp.	49,585
			176,031
		Leisure Time: 0.2%
1,200		Carnival Corp.	56,232
1,000		Harley-Davidson, Inc.	58,750
400		Sabre Holdings Corp.	13,100
			128,082
		Lodging: 0.2%
500		Harrah’s Entertainment, Inc.	42,225
950		Marriott International, Inc.	46,512
400		Starwood Hotels & Resorts Worldwide, Inc.	25,940
			114,677

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining: 0.3%
2,200		Caterpillar, Inc.	$147,466
400	@	Terex Corp.	28,704
			176,170
		Machinery - Diversified: 0.3%
400		Cummins, Inc.	57,888
500		Deere & Co.	54,320
500		Rockwell Automation, Inc.	29,935
			142,143
		Media: 2.5%
1,850		CBS Corp. - Class B	56,592
1,700		Clear Channel Communications, Inc.	59,568
8,675	@	Comcast Corp.	225,116
2,300	@	DIRECTV Group, Inc.	53,061
800		Gannett Co., Inc.	45,032
2,250		McGraw-Hill Cos., Inc.	141,480
300		Meredith Corp.	17,217
9,100		News Corp., Inc. - Class A	210,392
7,900		Time Warner, Inc.	155,788
600		Tribune Co.	19,266
1,600	@	Viacom - Class B	65,776
8,300		Walt Disney Co.	285,769
			1,335,057
		Mining: 0.4%
1,400		Alcoa, Inc.	47,460
1,402		Freeport-McMoRan Copper & Gold, Inc.	92,798
1,100		Newmont Mining Corp.	46,189
			186,447
		Miscellaneous Manufacturing: 4.1%
1,750		3M Co.	133,753
1,100		Cooper Industries Ltd.	49,489
700		Danaher Corp.	50,015
600		Dover Corp.	29,286
2,100		Eastman Kodak Co.	47,376
1,400		Eaton Corp.	116,984
33,600		General Electric Co.	1,188,069
3,450		Honeywell International, Inc.	158,907
1,200		Illinois Tool Works, Inc.	61,920
500		ITT Corp.	30,160
500		Pall Corp.	19,000
550		Parker Hannifin Corp.	47,471
400		Textron, Inc.	35,920
6,500	@@	Tyco International Ltd.	205,075
			2,173,425
		Office/Business Equipment: 0.2%
400		Pitney Bowes, Inc.	18,156
3,950	@	Xerox Corp.	66,716
			84,872
		Oil & Gas: 6.8%
1,700		Anadarko Petroleum Corp.	73,066
300		Apache Corp.	21,210
600		Chesapeake Energy Corp.	18,528
8,950		Chevron Corp.	661,942
5,100		ConocoPhillips	348,585
1,200		Devon Energy Corp.	83,064
800		ENSCO International, Inc.	43,520
400		EOG Resources, Inc.	28,536
20,800		ExxonMobil Corp.	1,569,360
600		Hess Corp.	33,282
1,700		Marathon Oil Corp.	168,011
400		Murphy Oil Corp.	21,360
400		Noble Corp.	31,472
3,400		Occidental Petroleum Corp.	167,654
600		Sunoco, Inc.	42,264
950	@	Transocean, Inc.	77,615
2,550		Valero Energy Corp.	164,450
1,050		XTO Energy, Inc.	57,551
			3,611,470
		Oil & Gas Services: 1.1%
400		Baker Hughes, Inc.	26,452
850		BJ Services Co.	23,715
5,050		Halliburton Co.	160,287
1,000	@	National Oilwell Varco, Inc.	77,790
3,950		Schlumberger Ltd.	272,945
			561,189

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 0.2%
750		Ball Corp.	$34,388
650		Bemis Co.	21,704
1,600	@	Pactiv Corp.	53,984
			110,076
		Pharmaceuticals: 4.7%
4,500		Abbott Laboratories	251,100
400		Allergan, Inc.	44,328
1,450		AmerisourceBergen Corp.	76,488
450	@	Barr Pharmaceuticals, Inc.	20,858
5,700		Bristol-Myers Squibb Co.	158,232
1,200		Cardinal Health, Inc.	87,540
2,700		Eli Lilly & Co.	145,017
310	@	Express Scripts, Inc.	25,023
1,350	@	Forest Laboratories, Inc.	69,444
1,400	@	Gilead Sciences, Inc.	107,100
700	@	Hospira, Inc.	28,630
1,800	@	King Pharmaceuticals, Inc.	35,406
800	@	Medco Health Solutions, Inc.	58,024
7,750		Merck & Co., Inc.	342,318
1,400		Mylan Laboratories	29,596
24,950		Pfizer, Inc.	630,237
6,450		Schering-Plough Corp.	164,540
4,200		Wyeth	210,126
			2,484,007
		Pipelines: 0.4%
2,200		El Paso Corp.	31,834
400		Kinder Morgan, Inc.	42,580
300		Questar Corp.	26,763
1,500		Spectra Energy Corp.	39,405
1,700		Williams Cos., Inc.	48,382
			188,964
		Real Estate: 0.1%
600	@	CB Richard Ellis Group, Inc.	20,508
706	@	Realogy Corp.	20,905
			41,413
		Real Estate Investment Trusts: 0.6%
350		Apartment Investment & Management Co.	20,192
400		Boston Properties, Inc.	46,960
380		Developers Diversified Realty Corp.	23,902
1,500		Host Hotels & Resorts, Inc.	39,465
400		Kimco Realty Corp.	19,496
900		Prologis	58,437
200		Public Storage, Inc.	18,934
400		Simon Property Group, Inc.	44,500
200		Vornado Realty Trust	23,868
			295,754
		Retail: 4.8%
270		Abercrombie & Fitch Co.	20,434
400	@	Autozone, Inc.	51,256
1,350		Best Buy Co., Inc.	65,772
900	@	Big Lots, Inc.	28,152
1,900		Circuit City Stores, Inc.	35,207
1,600		Costco Wholesale Corp.	86,144
2,954		CVS Corp.	100,850
700		Darden Restaurants, Inc.	28,833
1,000		Dollar General Corp.	21,150
1,200		Family Dollar Stores, Inc.	35,544
2,650		Federated Department Stores, Inc.	119,383
2,250		Gap, Inc.	38,723
5,700		Home Depot, Inc.	209,418
750		JC Penney Co., Inc.	61,620
1,550	@	Kohl’s Corp.	118,746
4,800		Lowe’s Cos., Inc.	151,152
4,400		McDonald’s Corp.	198,220
1,500		Nordstrom, Inc.	79,410
700	@	Office Depot, Inc.	24,598
400		OfficeMax, Inc.	21,096
1,000		RadioShack Corp.	27,030
300	@	Sears Holding Corp.	54,048
2,350		Staples, Inc.	60,724
2,100	@	Starbucks Corp.	65,856
2,700		Target Corp.	160,002
1,900		TJX Cos., Inc.	51,224
3,150		Walgreen Co.	144,554
8,750		Wal-Mart Stores, Inc.	410,813
600		Wendy’s International, Inc.	18,780
850		Yum! Brands, Inc.	49,096
			2,537,835

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.3%
3,650		Washington Mutual, Inc.	$147,387
			147,387
		Semiconductors: 1.8%
1,700	@	Advanced Micro Devices, Inc.	22,202
1,550	@	Altera Corp.	30,985
850		Analog Devices, Inc.	29,317
4,500		Applied Materials, Inc.	82,440
800	@	Broadcom Corp.	25,656
18,750		Intel Corp.	358,688
700		KLA-Tencor Corp.	37,324
800		Linear Technology Corp.	25,272
950		Maxim Integrated Products	27,930
3,350	@	Micron Technology, Inc.	40,468
950		National Semiconductor Corp.	22,933
1,000	@	Novellus Systems, Inc.	32,020
1,150	@	Nvidia Corp.	33,097
2,400	@	Teradyne, Inc.	39,696
3,700		Texas Instruments, Inc.	111,370
1,150		Xilinx, Inc.	29,590
			948,988
		Software: 2.9%
2,150	@	Adobe Systems, Inc.	89,655
1,000	@	Autodesk, Inc.	37,600
1,450		Automatic Data Processing, Inc.	70,180
1,450	@	BMC Software, Inc.	44,646
1,600		CA, Inc.	41,456
600	@	Citrix Systems, Inc.	19,218
2,900	@	Compuware Corp.	27,521
900	@	Electronic Arts, Inc.	45,324
3,050		First Data Corp.	82,045
600	@	Fiserv, Inc.	31,836
1,250	@	Intuit, Inc.	34,200
27,000		Microsoft Corp.	752,490
12,650	@	Oracle Corp.	229,345
1,250		Paychex, Inc.	47,338
			1,552,854
		Telecommunications: 5.0%
1,200	@	ADC Telecommunications, Inc.	20,088
300		Alltel Corp.	18,600
20,727		AT&T, Inc.	817,266
1,800	@	Avaya, Inc.	21,258
700		CenturyTel, Inc.	31,633
21,700	@	Cisco Systems, Inc.	554,001
1,500		Citizens Communications Co.	22,425
5,400	@	Corning, Inc.	122,796
700		Embarq Corp.	39,445
1,900	@	Juniper Networks, Inc.	37,392
9,100		Motorola, Inc.	160,797
5,650		Qualcomm, Inc.	241,029
5,100	@	Qwest Communications International, Inc.	45,849
8,750		Sprint Nextel Corp.	165,900
8,950		Verizon Communications, Inc.	339,384
			2,637,863
		Toys/Games/Hobbies: 0.1%
1,300		Mattel, Inc.	35,841
			35,841
		Transportation: 1.2%
750		Burlington Northern Santa Fe Corp.	60,323
400		CH Robinson Worldwide, Inc.	19,100
800		CSX Corp.	32,040
1,300		FedEx Corp.	139,659
1,350		Norfolk Southern Corp.	68,310
400		Ryder System, Inc.	19,736
900		Union Pacific Corp.	91,395
2,900		United Parcel Service, Inc.	203,290
			633,853
		Total Common Stock
		(Cost $39,575,255)	42,347,820

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.6%
		Federal National Mortgage Association: 7.6%
$5,368,000	^	Discount Note, due 05/15/13	$4,001,377
		Total U.S. Government Agency Obligations
		(Cost $ 3,692,808 )	4,001,377

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 11.7%
		U.S. Treasury STRIP: 11.7%
$8,150,000	^	Discount Note, due 05/15/13		$6,184,864
		Total U.S. Treasury Obligations
		(Cost $ 6,203,064)		6,184,864
		Total Long-Term Investments
		(Cost $49,471,127)		52,534,061
SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
296,000

Morgan Stanley Repurchase Agreement dated 03/30/07, 5.300%, due 04/02/07, $296,131 to be received upon repurchase (Collateralized by $305,000 Federal Home Loan Bank, 5.550%, Market Value plus accrued interest $312,247, due 11/06/13)

				296,000
		Total Short-Term Investments
		(Cost $296,000)		296,000

		Total Investments in Securities
		(Cost $49,767,127)*	100.0%	$52,830,061
		Other Assets and Liabilities - Net	0.0	10,343
		Net Assets	100.0%	$52,840,404

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
^	Interest Only (IO) Security
*	Cost for federal income tax purposes is $49,853,051 .
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$3,446,482
	Gross Unrealized Depreciation	(469,472)
	Net Unrealized Appreciation	$2,977,010

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 58.5%
		Advertising: 0.1%
1,300		Omnicom Group	$133,094
			133,094
		Aerospace/Defense: 1.4%
3,300		Boeing Co.	293,403
1,300		General Dynamics Corp.	99,320
500		Goodrich Corp.	25,740
700		L-3 Communications Holdings, Inc.	61,229
2,100		Lockheed Martin Corp.	203,742
2,000		Northrop Grumman Corp.	148,440
3,200		Raytheon Co.	167,872
5,000		United Technologies Corp.	325,000
			1,324,746
		Agriculture: 1.1%
9,300		Altria Group, Inc.	816,633
2,900		Archer-Daniels-Midland Co.	106,430
1,400		Reynolds American, Inc.	87,374
700		UST, Inc.	40,586
			1,051,023
		Apparel: 0.3%
2,800	@	Coach, Inc.	140,140
900		Jones Apparel Group, Inc.	27,657
600		Liz Claiborne, Inc.	25,710
800		Nike, Inc.	85,008
400		Polo Ralph Lauren Corp.	35,260
			313,775
		Auto Manufacturers: 0.2%
9,200	@	Ford Motor Co.	72,588
2,400		General Motors Corp.	73,536
1,300		Paccar, Inc.	95,420
			241,544
		Auto Parts & Equipment: 0.1%
900	@	Goodyear Tire & Rubber Co.	28,071
500		Johnson Controls, Inc.	47,310
			75,381
		Banks: 4.1%
22,200		Bank of America Corp.	1,132,644
3,400		Bank of New York Co., Inc.	137,870
2,200		BB&T Corp.	90,244
1,700		Capital One Financial Corp.	128,282
1,000		Comerica, Inc.	59,120
2,200		Fifth Third Bancorp.	85,118
700		First Horizon National Corp.	29,071
3,500		Huntington Bancshares, Inc.	76,475
1,700		Keycorp.	63,699
200		M&T Bank Corp.	23,166
1,000		Marshall & Ilsley Corp.	46,310
1,700		Mellon Financial Corp.	73,338
3,500		National City Corp.	130,375
500		Northern Trust Corp.	30,070
1,400		PNC Financial Services Group, Inc.	100,758
4,200		Regions Financial Corp.	148,554
1,300		State Street Corp.	84,175
1,100		SunTrust Banks, Inc.	91,344
800		Synovus Financial Corp.	25,872
7,300		US Bancorp.	255,281
9,200		Wachovia Corp.	506,460
16,400		Wells Fargo & Co.	564,652
400		Zions Bancorp.	33,808
			3,916,686
		Beverages: 1.2%
4,300		Anheuser-Busch Cos., Inc.	216,978
8,100		Coca-Cola Co.	388,800
400		Molson Coors Brewing Co.	37,848
2,200		Pepsi Bottling Group, Inc.	70,158
6,700		PepsiCo, Inc.	425,852
			1,139,636
		Biotechnology: 0.5%
5,000	@	Amgen, Inc.	279,400
1,300	@	Biogen Idec, Inc.	57,694
1,300	@	Celgene Corp.	68,198
1,100	@	Genzyme Corp.	66,022

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
1,500	@	Medimmune, Inc.	$54,585
			525,899
		Building Materials: 0.1%
1,900		Masco Corp.	52,060
			52,060
		Chemicals: 0.9%
500		Air Products & Chemicals, Inc.	36,980
600		Ashland, Inc.	39,360
3,500		Dow Chemical Co.	160,510
900		Ecolab, Inc.	38,700
3,300		EI DuPont de Nemours & Co.	163,119
1,600		International Flavors & Fragrances, Inc.	75,552
2,800		Monsanto Co.	153,888
1,200		PPG Industries, Inc.	84,372
400		Praxair, Inc.	25,184
900		Sherwin-Williams Co.	59,436
1,700		Sigma-Aldrich Corp.	70,584
			907,685
		Coal: 0.1%
900		Consol Energy, Inc.	35,217
1,300		Peabody Energy Corp.	52,312
			87,529
		Commercial Services: 0.5%
900	@	Apollo Group, Inc.	39,510
1,500	@	Convergys Corp.	38,115
1,000		Equifax, Inc.	36,450
1,700		McKesson Corp.	99,518
1,900		Moody’s Corp.	117,914
800		Robert Half International, Inc.	29,608
1,100		RR Donnelley & Sons Co.	40,249
3,300		Western Union Co.	72,435
			473,799
		Computers: 2.6%
400	@	Affiliated Computer Services, Inc.	23,552
4,000	@	Apple, Inc.	371,640
400	@	Cognizant Technology Solutions Corp.	35,308
800	@	Computer Sciences Corp.	41,704
12,700	@	Dell, Inc.	294,767
2,300		Electronic Data Systems Corp.	63,664
13,000	@	EMC Corp.	180,050
13,000		Hewlett-Packard Co.	521,820
7,500		International Business Machines Corp.	706,950
500	@	Lexmark International, Inc.	29,230
800	@	NCR Corp.	38,216
1,700	@	Network Appliance, Inc.	62,084
1,100	@	Sandisk Corp.	48,180
14,500	@	Sun Microsystems, Inc.	87,145
3,200	@	Unisys Corp.	26,976
			2,531,286
		Cosmetics/Personal Care: 1.2%
1,400		Avon Products, Inc.	52,164
2,000		Colgate-Palmolive Co.	133,580
1,200		Estee Lauder Cos., Inc.	58,620
14,900		Procter & Gamble Co.	941,084
			1,185,448
		Distribution/Wholesale: 0.0%
400		WW Grainger, Inc.	30,896
			30,896
		Diversified Financial Services: 5.1%
5,200		American Express Co.	293,280
1,800		Ameriprise Financial, Inc.	102,852
700		Bear Stearns Cos., Inc.	105,245
4,000		Charles Schwab Corp.	73,160
100		Chicago Mercantile Exchange Holdings, Inc.	53,246
1,400		CIT Group, Inc.	74,088
23,800		Citigroup, Inc.	1,221,892
2,700		Countrywide Financial Corp.	90,828
1,500	@	E*Trade Financial Corp.	31,830
4,500		Fannie Mae	245,610
900		Federated Investors, Inc.	33,048
800		Franklin Resources, Inc.	96,664
2,900		Freddie Mac	172,521
2,000		Goldman Sachs Group, Inc.	413,260
1,500		Janus Capital Group, Inc.	31,365
17,600		JP Morgan Chase & Co.	851,488
300		Legg Mason, Inc.	28,263
2,700		Lehman Brothers Holdings, Inc.	189,189
4,300		Merrill Lynch & Co., Inc.	351,181

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
5,400		Morgan Stanley	$425,304
1,400		SLM Corp.	57,260
			4,941,574
		Electric: 1.8%
4,000	@	AES Corp.	86,080
800	@	Allegheny Energy, Inc.	39,312
2,200		American Electric Power Co., Inc.	107,250
2,300		Centerpoint Energy, Inc.	41,262
500		Constellation Energy Group, Inc.	43,475
300		Dominion Resources, Inc.	26,631
600		DTE Energy Co.	28,740
2,400		Duke Energy Corp.	48,696
1,700		Edison International	83,521
2,200		Entergy Corp.	230,824
2,400		Exelon Corp.	164,904
2,100		FirstEnergy Corp.	139,104
500		FPL Group, Inc.	30,585
1,800		PG&E Corp.	86,886
800		PPL Corp.	32,720
1,300		Progress Energy, Inc.	65,572
1,900		Public Service Enterprise Group, Inc.	157,776
1,800		TECO Energy, Inc.	30,978
2,100		TXU Corp.	134,610
5,400		Xcel Energy, Inc.	133,326
			1,712,252
		Electrical Components & Equipment: 0.2%
4,400		Emerson Electric Co.	189,596
			189,596
		Electronics: 0.2%
1,600	@	Agilent Technologies, Inc.	53,904
1,200		Applera Corp. - Applied Biosystems Group	35,484
1,100	@	Thermo Electron Corp.	51,425
500	@	Waters Corp.	29,000
			169,813
		Entertainment: 0.0%
600		International Game Technology	24,228
			24,228
		Environmental Control: 0.1%
3,100		Waste Management, Inc.	106,671
			106,671
		Food: 0.6%
1,600		Campbell Soup Co.	62,320
3,400		General Mills, Inc.	197,948
1,300		HJ Heinz Co.	61,256
1,200		Kellogg Co.	61,716
1,500		Kroger Co.	42,375
800		McCormick & Co., Inc.	30,816
1,900		Safeway, Inc.	69,616
800		Sysco Corp.	27,064
600		Whole Foods Market, Inc.	26,910
			580,021
		Forest Products & Paper: 0.2%
2,200		International Paper Co.	80,080
900		MeadWestvaco Corp.	27,756
1,200		Temple-Inland, Inc.	71,688
			179,524
		Gas: 0.3%
800		KeySpan Corp.	32,920
3,200		Nicor, Inc.	154,944
2,500		NiSource, Inc.	61,100
1,300		Sempra Energy	79,313
			328,277
		Hand/Machine Tools: 0.2%
400		Black & Decker Corp.	32,648
1,400		Snap-On, Inc.	67,340
1,200		Stanley Works	66,432
			166,420
		Healthcare - Products: 1.6%
3,800		Baxter International, Inc.	200,146
700		Becton Dickinson & Co.	53,823
1,200		Biomet, Inc.	50,988
5,400	@	Boston Scientific Corp.	78,516
500		CR Bard, Inc.	39,755
12,200		Johnson & Johnson	735,172
4,600		Medtronic, Inc.	225,676
800	@	St. Jude Medical, Inc.	30,088
900		Stryker Corp.	59,688
500	@	Varian Medical Systems, Inc.	23,845

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
1,000	@	Zimmer Holdings, Inc.	$85,410
			1,583,107
		Healthcare - Services: 1.0%
2,800		Aetna, Inc.	122,612
1,200	@	Coventry Health Care, Inc.	67,260
1,200	@	Humana, Inc.	69,624
700	@	Laboratory Corp. of America Holdings	50,841
700		Quest Diagnostics	34,909
6,400		UnitedHealth Group, Inc.	339,008
3,000	@	WellPoint, Inc.	243,300
			927,554
		Home Builders: 0.1%
1,100		D.R. Horton, Inc.	24,200
600		KB Home	25,602
			49,802
		Home Furnishings: 0.1%
400		Harman International Industries, Inc.	38,432
400		Whirlpool Corp.	33,964
			72,396
		Household Products/Wares: 0.3%
500		Avery Dennison Corp.	32,130
400		Clorox Co.	25,476
3,000		Kimberly-Clark Corp.	205,470
			263,076
		Housewares: 0.0%
1,400		Newell Rubbermaid, Inc.	43,526
			43,526
		Insurance: 3.3%
2,000	@@	ACE Ltd.	114,120
2,100		Aflac, Inc.	98,826
3,400		Allstate Corp.	204,204
500		AMBAC Financial Group, Inc.	43,195
11,500		American International Group, Inc.	773,030
1,500		AON Corp.	56,940
3,300		Chubb Corp.	170,511
400		Cigna Corp.	57,064
3,100		Genworth Financial, Inc.	108,314
1,300		Hartford Financial Services Group, Inc.	124,254
1,300		Lincoln National Corp.	88,127
3,300		Loews Corp.	149,919
1,700		Marsh & McLennan Cos., Inc.	49,793
500		MBIA, Inc.	32,745
4,200		Metlife, Inc.	265,230
500		MGIC Investment Corp.	29,460
2,000		Principal Financial Group	119,740
5,300		Progressive Corp.	115,646
2,800		Prudential Financial, Inc.	252,728
900		Safeco Corp.	59,787
500		Torchmark Corp.	32,795
3,000		Travelers Cos., Inc.	155,310
800	@@	XL Capital Ltd.	55,968
			3,157,706
		Internet: 1.0%
1,400	@	Amazon.com, Inc.	55,706
4,800	@	eBay, Inc.	159,120
1,000	@	Google, Inc.	458,160
1,000	@	IAC/InterActiveCorp.	37,710
4,000	@	Symantec Corp.	69,200
1,500	@	VeriSign, Inc.	37,680
4,600	@	Yahoo!, Inc.	143,934
			961,510
		Iron/Steel: 0.3%
400		Allegheny Technologies, Inc.	42,676
2,000		Nucor Corp.	130,260
700		United States Steel Corp.	69,419
			242,355
		Leisure Time: 0.2%
1,800		Carnival Corp.	84,348
1,400		Harley-Davidson, Inc.	82,250
800		Sabre Holdings Corp.	26,200
			192,798
		Lodging: 0.1%
800		Harrah’s Entertainment, Inc.	67,560
900		Marriott International, Inc.	44,064
500		Starwood Hotels & Resorts Worldwide, Inc.	32,425
			144,049
		Machinery - Construction & Mining: 0.2%
2,700		Caterpillar, Inc.	180,981

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Machinery - Construction & Mining (continued)
500	@	Terex Corp.	$35,880
			216,861
		Machinery - Diversified: 0.2%
600		Cummins, Inc.	86,832
900		Deere & Co.	97,776
700		Rockwell Automation, Inc.	41,909
			226,517
		Media: 1.8%
2,400		CBS Corp. - Class B	73,416
2,700		Clear Channel Communications, Inc.	94,608
11,200	@	Comcast Corp.	290,640
3,300	@	DIRECTV Group, Inc.	76,131
1,100		Gannett Co., Inc.	61,919
2,800		McGraw-Hill Cos., Inc.	176,064
400		Meredith Corp.	22,956
11,500		News Corp., Inc. - Class A	265,880
11,400		Time Warner, Inc.	224,808
900		Tribune Co.	28,899
2,000	@	Viacom - Class B	82,220
10,600		Walt Disney Co.	364,958
			1,762,499
		Mining: 0.3%
2,000		Alcoa, Inc.	67,800
1,803		Freeport-McMoRan Copper & Gold, Inc.	119,341
1,300		Newmont Mining Corp.	54,587
			241,728
		Miscellaneous Manufacturing: 3.0%
2,400		3M Co.	183,432
1,400		Cooper Industries Ltd.	62,986
1,000		Danaher Corp.	71,450
900		Dover Corp.	43,929
2,900		Eastman Kodak Co.	65,424
1,900		Eaton Corp.	158,764
44,600		General Electric Co.	1,577,055
4,400		Honeywell International, Inc.	202,664
1,600		Illinois Tool Works, Inc.	82,560
800		ITT Corp.	48,256
700		Pall Corp.	26,600
800		Parker Hannifin Corp.	69,048
500		Textron, Inc.	44,900
8,300	@@	Tyco International Ltd.	261,865
			2,898,933
		Office/Business Equipment: 0.1%
600		Pitney Bowes, Inc.	27,234
5,200	@	Xerox Corp.	87,828
			115,062
		Oil & Gas: 4.9%
2,200		Anadarko Petroleum Corp.	94,556
400		Apache Corp.	28,280
800		Chesapeake Energy Corp.	24,704
11,700		Chevron Corp.	865,332
6,700		ConocoPhillips	457,945
1,900		Devon Energy Corp.	131,518
1,100		ENSCO International, Inc.	59,840
500		EOG Resources, Inc.	35,670
27,500		ExxonMobil Corp.	2,074,875
700		Hess Corp.	38,829
2,300		Marathon Oil Corp.	227,309
500		Murphy Oil Corp.	26,700
300		Noble Corp.	23,604
4,400		Occidental Petroleum Corp.	216,964
900		Sunoco, Inc.	63,396
1,400	@	Transocean, Inc.	114,380
3,400		Valero Energy Corp.	219,266
1,300		XTO Energy, Inc.	71,253
			4,774,421
		Oil & Gas Services: 0.8%
500		Baker Hughes, Inc.	33,065
1,200		BJ Services Co.	33,480
6,500		Halliburton Co.	206,310
1,400	@	National Oilwell Varco, Inc.	108,906
5,200		Schlumberger Ltd.	359,320
			741,081
		Packaging & Containers: 0.1%
600		Ball Corp.	27,510
900		Bemis Co.	30,051
2,100	@	Pactiv Corp.	70,854
			128,415

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 3.5%
6,300		Abbott Laboratories	$351,540
600		Allergan, Inc.	66,492
1,800		AmerisourceBergen Corp.	94,950
500	@	Barr Pharmaceuticals, Inc.	23,175
7,600		Bristol-Myers Squibb Co.	210,976
1,800		Cardinal Health, Inc.	131,310
3,600		Eli Lilly & Co.	193,356
410	@	Express Scripts, Inc.	33,095
1,800	@	Forest Laboratories, Inc.	92,592
2,300	@	Gilead Sciences, Inc.	175,950
900	@	Hospira, Inc.	36,810
2,500	@	King Pharmaceuticals, Inc.	49,175
1,100	@	Medco Health Solutions, Inc.	79,783
10,000		Merck & Co., Inc.	441,700
2,000		Mylan Laboratories	42,280
33,200		Pfizer, Inc.	838,632
8,300		Schering-Plough Corp.	211,733
5,400		Wyeth	270,162
			3,343,711
		Pipelines: 0.3%
3,100		El Paso Corp.	44,857
400		Kinder Morgan, Inc.	42,580
400		Questar Corp.	35,684
2,200		Spectra Energy Corp.	57,794
2,400		Williams Cos., Inc.	68,304
			249,219
		Real Estate: 0.1%
700	@	CB Richard Ellis Group, Inc.	23,926
1,000	@	Realogy Corp.	29,610
			53,536
		Real Estate Investment Trusts: 0.4%
500		Apartment Investment & Management Co.	28,845
400		Boston Properties, Inc.	46,960
500		Developers Diversified Realty Corp.	31,450
1,900		Host Hotels & Resorts, Inc.	49,989
500		Kimco Realty Corp.	24,370
1,300		Prologis	84,409
300		Public Storage, Inc.	28,401
800		Simon Property Group, Inc.	89,000
300		Vornado Realty Trust	35,802
			419,226
		Retail: 3.5%
350		Abercrombie & Fitch Co.	26,488
400	@	Autozone, Inc.	51,256
1,600		Best Buy Co., Inc.	77,952
1,200	@	Big Lots, Inc.	37,536
2,600		Circuit City Stores, Inc.	48,178
2,100		Costco Wholesale Corp.	113,064
4,406		CVS Corp.	150,421
1,000		Darden Restaurants, Inc.	41,190
1,300		Dollar General Corp.	27,495
1,500		Family Dollar Stores, Inc.	44,430
3,800		Federated Department Stores, Inc.	171,190
3,300		Gap, Inc.	56,793
7,600		Home Depot, Inc.	279,224
1,000		JC Penney Co., Inc.	82,160
2,200	@	Kohl’s Corp.	168,542
6,100		Lowe’s Cos., Inc.	192,089
5,900		McDonald’s Corp.	265,795
2,200		Nordstrom, Inc.	116,468
900	@	Office Depot, Inc.	31,626
500		OfficeMax, Inc.	26,370
1,300		RadioShack Corp.	35,139
400	@	Sears Holding Corp.	72,064
2,400		Staples, Inc.	62,016
3,100	@	Starbucks Corp.	97,216
3,400		Target Corp.	201,484
2,400		TJX Cos., Inc.	64,704
4,300		Walgreen Co.	197,327
11,600		Wal-Mart Stores, Inc.	544,620
900		Wendy’s International, Inc.	28,170
1,200		Yum! Brands, Inc.	69,312
			3,380,319
		Savings & Loans: 0.2%
4,900		Washington Mutual, Inc.	197,862
			197,862

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors: 1.3%
2,400	@	Advanced Micro Devices, Inc.	$31,344
1,200	@	Altera Corp.	23,988
1,100		Analog Devices, Inc.	37,939
7,100		Applied Materials, Inc.	130,072
1,100	@	Broadcom Corp.	35,277
24,900		Intel Corp.	476,337
1,000		KLA-Tencor Corp.	53,320
1,000		Linear Technology Corp.	31,590
1,400		Maxim Integrated Products	41,160
4,700	@	Micron Technology, Inc.	56,776
1,400		National Semiconductor Corp.	33,796
1,400	@	Novellus Systems, Inc.	44,828
1,500	@	Nvidia Corp.	43,170
3,400	@	Teradyne, Inc.	56,236
5,000		Texas Instruments, Inc.	150,500
1,500		Xilinx, Inc.	38,595
			1,284,928
		Software: 2.2%
2,900	@	Adobe Systems, Inc.	120,930
1,400	@	Autodesk, Inc.	52,640
1,900		Automatic Data Processing, Inc.	91,960
2,400	@	BMC Software, Inc.	73,896
2,300		CA, Inc.	59,593
800	@	Citrix Systems, Inc.	25,624
4,100	@	Compuware Corp.	38,909
1,300	@	Electronic Arts, Inc.	65,468
3,800		First Data Corp.	102,220
900	@	Fiserv, Inc.	47,754
1,600	@	Intuit, Inc.	43,776
35,800		Microsoft Corp.	997,746
16,700	@	Oracle Corp.	302,771
1,500		Paychex, Inc.	56,805
			2,080,092
		Telecommunications: 3.6%
1,600	@	ADC Telecommunications, Inc.	26,784
400		Alltel Corp.	24,800
27,420		AT&T, Inc.	1,081,171
2,400	@	Avaya, Inc.	28,344
900		CenturyTel, Inc.	40,671
28,000	@	Cisco Systems, Inc.	714,840
2,100		Citizens Communications Co.	31,395
6,900	@	Corning, Inc.	156,906
600		Embarq Corp.	33,810
2,500	@	Juniper Networks, Inc.	49,200
11,600		Motorola, Inc.	204,972
7,300		Qualcomm, Inc.	311,418
7,200	@	Qwest Communications International, Inc.	64,728
11,300		Sprint Nextel Corp.	214,248
12,300		Verizon Communications, Inc.	466,416
			3,449,703
		Toys/Games/Hobbies: 0.0%
1,700		Mattel, Inc.	46,869
			46,869
		Transportation: 0.9%
800		Burlington Northern Santa Fe Corp.	64,344
500		CH Robinson Worldwide, Inc.	23,875
1,100		CSX Corp.	44,055
1,800		FedEx Corp.	193,374
1,700		Norfolk Southern Corp.	86,020
500		Ryder System, Inc.	24,670
1,200		Union Pacific Corp.	121,860
3,900		United Parcel Service, Inc.	273,390
			831,588
		Total Common Stock
		(Cost $56,649,356 )	56,469,312

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.0%
		Federal Home Loan Mortgage Corporation: 2.9%
$ 4,000,000	^	Discount Note, due 03/15/14	$2,855,852
			2,855,852
		Federal National Mortgage Association: 14.1%
11,000,000	^	Discount Note, due 11/15/13	7,989,520
7,820,000	^	Discount Note, due 01/15/14	5,628,820
			13,618,340
		Total U.S. Government Agency Obligations
		(Cost $16,342,341)	16,474,192

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2007 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 23.6%
		U.S. Treasury STRIP: 23.6%
$30,770,000	^	Discount Note, due 11/15/13		$22,785,893

		Total U.S. Treasury Obligations
		(Cost $22,714,281)		22,785,893

		Total Long-Term Investments
		(Cost $95,705,978)		95,729,397
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
852,000		Goldman Sachs Repurchase Agreement dated 03/30/07, 5.340%, due 04/02/07, $852,379 to be received upon repurchase (Collateralized by $846,000 Federal National Mortgage Association, 5.000%, Market Value plus accrued interest $869,880, due 04/15/15)		852,000

		Total Short-Term Investments
		(Cost $852,000)		852,000

		Total Investments in Securities
		(Cost $96,557,978)*	100.0%	$96,581,397
		Other Assets and Liabilities - Net	(0.0)	(19,018)
		Net Assets	100.0%	$96,562,379

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	^	Interest Only (IO) Security
	*	Cost for federal income tax purposes is $96,805,217.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,363,287
		Gross Unrealized Depreciation		(1,587,107)
		Net Unrealized Appreciation		$(223,820)

PORTFOLIO OF INVESTMENTS
ING GET US Core Portfolio Series 14	as of March 31, 2007 (Unaudited)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 100.0%
		Commercial Paper: 82.2%
$3,000,000		Alliance & Leicester, 5.290%, due 04/18/07		$2,998,572
160,000		American Honda Finance Corp., 5.220%, due 04/03/07		159,930
1,900,000		ASB Finance Ltd., 5.280%, due 04/26/07		1,892,782
200,000		Barclays US Funding PLC, 5.250%, due 04/10/07		199,709
3,000,000	#	Barton Capital, 5.280%, due 04/23/07		2,989,918
1,100,000		BP Capital Markets PLC, 5.400%, due 04/02/07		1,099,670
3,000,000		CAFCO, LLC, 5.270%, due 04/16/07		2,992,987
3,000,000		Ciesco LP, 5.280%, due 04/27/07		2,988,165
3,000,000		Dexia Delaware, LLC, 5.270%, due 04/19/07		2,991,672
2,000,000		Edison Asset Securitization, LLC, 5.380%, due 04/02/07		1,999,402
290,000		HBOS Treasury Services, 5.260%, due 04/04/07		289,831
2,700,000		Ixis, 5.260%, due 04/24/07		2,690,568
300,000	#	Ixis, 5.270%, due 04/17/07		299,255
3,200,000		JP Morgan Chase Co., 5.260%, due 04/19/07		3,191,133
290,000		Jupiter Securities, 5.260%, due 04/18/07		289,239
1,500,000		KFW International Finance, 5.380%, due 04/02/07		1,499,552
160,000		Natexis Banq US Financial Co., 5.250%, due 04/02/07		159,953
290,000		Old Line Funding, LLC, 5.260%, due 04/13/07		289,450
3,200,000		Park Avenue, 5.270%, due 04/19/07		3,191,116
1,150,000		Societe General, 5.350%, due 04/04/07		1,149,316
3,000,000		St. Germain Holdings, 5.290%, due 04/20/07		2,991,217
200,000		Svenska Handels Bank, Inc., 5.230%, due 04/04/07		199,884
3,000,000		Three Pillars Funding, 5.280%, due 04/17/07		2,992,534
290,000		Thunder Bay Funding, 5.270%, due 04/10/07		289,576
2,500,000		Thunder Bay Funding, 5.300%, due 04/20/07		2,492,667
3,000,000		UBS Finance, 5.180%, due 05/21/07		2,978,129
1,750,000	#	Variable Funding, 5.300%, due 04/24/07		1,743,840
3,200,000		Westpac, 5.120%, due 06/06/07		3,169,792
2,800,000		Windmill Funding, 5.270%, due 04/03/07		2,798,770
290,000		Yorktown Capital, LLC, 5.270%, due 04/17/07		289,280

		Total Commercial Paper
		(Cost $53,307,909)		53,307,909

		Repurchase Agreement: 17.8%
11,574,000		Deutsche Bank Repurchase Agreement dated 03/30/07, 5.330%, due 04/02/07, $11,579,141 to be received upon repurchase (Collateralized by $11,866,000 Federal Home Loan Mortgage Corporation, 4.480%, Market Value plus accrued interest $11,806,301, due 09/19/08		11,574,000

		Total Repurchase Agreement
		(Cost $11,574,000)		11,574,000

		Total Investments in Securities
		(Cost $64,881,909)*	100.0%	$64,881,909
		Other Assets and Liabilities - Net	0.0	902
		Net Assets	100.0%	$64,882,811

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.2%
		Australia: 8.1%
26,686		Australia & New Zealand Banking Group Ltd.	$640,377
50,545		Coca-Cola Amatil Ltd.	359,286
112,512		Foster’s Group Ltd.	622,427
20,006		Publishing & Broadcasting Ltd.	321,029
23,512		St. George Bank Ltd.	664,887
45,519		Stockland	299,924
26,880		Suncorp-Metway Ltd.	451,345
22,376		TABCORP Holdings Ltd.	298,466
21,193		Wesfarmers Ltd.	646,195
35,594		Westfield Group	591,470
			4,895,406
		Belgium: 2.6%
13,819		Belgacom SA	616,651
8,047		Elia System Operator SA	331,289
14,215		Fortis	648,894
			1,596,834
		Brazil: 2.6%
8,565		Cia Siderurgica Nacional SA ADR	366,925
6,943		Petroleo Brasileiro SA ADR	620,357
44,896		Tele Norte Leste Participacoes SA ADR	621,361
			1,608,643
		Canada: 6.0%
35,131		BCE, Inc.	993,522
12,518		Bell Aliant Regional Communications Income Fund	320,188
2,836	@, #, X	Bell Aliant Regional Communications Income Fund - Series 144A	72,545
8,412		Enerplus Resources Fund	355,155
15,968		Fording Canadian Coal Trust	352,893
36,016		Precision Drilling Trust	822,644
22,649		TransCanada Corp.	752,351
			3,669,298
		China: 1.0%
497,417		PetroChina Co., Ltd.	582,992
			582,992
		Denmark: 1.0%
13,143		Danske Bank A/S	609,283
			609,283
		France: 3.8%
4,860		BNP Paribas	510,038
22,406		France Telecom SA	593,732
3,429		Societe Generale	592,904
15,284		Vivendi	622,915
			2,319,589
		Germany: 1.0%
35,196		Deutsche Telekom AG	582,356
			582,356
		Greece: 1.0%
16,210		OPAP SA	616,128
			616,128
		Hong Kong: 1.0%
87,362		Citic Pacific Ltd.	322,396
40,808		CLP Holdings Ltd.	298,080
			620,476
		Hungary: 1.0%
24,306		Magyar Telekom Telecommunications PLC ADR	620,289
			620,289
		Ireland: 1.0%
20,767		Allied Irish Banks PLC	614,726
			614,726
		Israel: 0.7%
82,991		Bank Hapoalim BM	397,828
			397,828
		Italy: 7.9%
68,926		Enel S.p.A.	738,157
29,276		ENI S.p.A.	952,694
83,616		Intesa Sanpaolo S.p.A.	635,515
52,271		Mediaset S.p.A.	570,899
102,092		Snam Rete Gas S.p.A.	650,137
245,258		Telecom Italia S.p.A.	606,741
64,857		UniCredito Italiano S.p.A.	617,583
			4,771,726
		Netherlands: 2.5%
13,889		ABN Amro Holding NV	598,452
2,196		Rodamco Europe NV	306,263
17,646		Royal Dutch Shell PLC	587,063
708		Royal Dutch Shell PLC - Class A	23,548
			1,515,326
		New Zealand: 0.5%
91,655		Telecom Corp. of New Zealand Ltd.	311,718
			311,718
		Norway: 1.0%
41,064		DNB NOR ASA	577,017
			577,017
		Poland: 1.0%
73,733		Telekomunikacja Polska SA	603,349
			603,349

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares			Value
		Singapore: 1.1%
47,000		United Overseas Bank Ltd.	$649,723
			649,723
		South Africa: 1.1%
39,129		Edgars Consolidated Stores Ltd.	244,442
19,582		Telkom SA Ltd.	447,036
			691,478
		South Korea: 1.1%
13,188		KT Corp. ADR	295,279
5,282		S-Oil Corp.	363,374
			658,653
		Sweden: 1.0%
11,378		Svenska Cellulosa AB	609,134
			609,134
		Taiwan: 0.5%
28,239		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	303,569
			303,569
		Thailand: 0.8%
110,100		Advanced Info Service PCL	210,740
36,100		Siam Cement PCL	247,096
			457,836
		United Kingdom: 14.6%
36,997		Aviva PLC	546,664
41,353		Barclays PLC	586,374
57,143		BBA Aviation PLC	315,935
58,635		BP PLC	633,768
19,791		British American Tobacco PLC	620,971
31,444		Diageo PLC	637,390
180,624		DSG International PLC	606,282
22,546		GlaxoSmithKline PLC	622,341
16,915		HSBC Holdings PLC	296,202
196,429		Legal & General Group PLC	616,567
52,866		Lloyds TSB Group PLC	583,905
20,395		Provident Financial PLC	323,159
22,774		Royal Bank of Scotland Group PLC	891,566
56,374		Scottish & Newcastle PLC	667,706
21,380		Severn Trent PLC	603,428
26,212		Tate & Lyle PLC	297,328
			8,849,586
		United States: 32.3%
7,559		AGL Resources, Inc.	322,920
10,804		Altria Group, Inc.	948,699
11,476		Ameren Corp.	577,243
12,689		American Capital Strategies Ltd.	562,250
10,978		Arthur J Gallagher & Co.	311,007
16,517		AT&T, Inc.	651,265
17,466		Bank of America Corp.	891,115
21,550		Bristol-Myers Squibb Co.	598,228
16,913		Citigroup, Inc.	868,313
41,647		Citizens Communications Co.	622,623
12,601		Consolidated Edison, Inc.	643,407
3,607		Developers Diversified Realty Corp.	226,880
14,836		Dow Chemical Co.	680,379
15,443		Duke Energy Corp.	313,338
5,281		Duke Realty Corp.	229,565
12,496		Energy East Corp.	304,403
7,710		Fifth Third Bancorp.	298,300
13,982		First Horizon National Corp.	580,672
5,151		Hospitality Properties Trust	241,067
4,726		iStar Financial, Inc.	221,319
15,846		Keycorp.	593,750
7,545		Kinder Morgan Energy Partners LP	397,471
5,927		Kinder Morgan, Inc.	630,929
4,720		Liberty Property Trust	229,958
13,879		Merck & Co., Inc.	613,035
25,761		NiSource, Inc.	629,599
23,092		Pfizer, Inc.	583,304
9,058		Public Service Enterprise Group, Inc.	752,176
7,246		Rayonier, Inc.	311,578
9,670		Reynolds American, Inc.	603,505
16,937		Southern Co.	620,741
11,550		Spectra Energy Corp.	303,419
11,533		Thornburg Mortgage, Inc.	299,858
17,452		US Bancorp.	610,296
15,685		UST, Inc.	909,416
10,814		Wachovia Corp.	595,311
20,599		Washington Mutual, Inc.	831,788
			19,609,127
		Total Common Stock
		(Cost $48,979,350)	58,342,090
RIGHTS: 0.0%
		Australia: 0.0%
26,880		Suncorp Metway	15,369
		Total Rights
		(Cost $-)	15,369
WARRANTS: 1.6%
		Ireland: 0.5%
439,000	X	Mega Financial Holding Co., Ltd.	285,350
			285,350
		Luxembourg: 1.1%
183,298	X	Formosa Chemicals & Fibre Corp.	351,932

PORTFOLIO OF INVESTMENTS
ING VP Global Equity Dividend Portfolio	as of March 31, 2007 (Unaudited) (continued)

Shares				Value
		Luxembourg (continued)
258,037	X	Lite-On Technology Corp.		$332,868
				684,800
		Total Warrants
		(Cost $920,317)		970,150
		Total Investments in Securities
		(Cost $49,899,667)*97.8%	97.8%	$59,327,609
		Other Assets and Liabilities - Net	2.2	1,354,182
		Net Assets	100.0%	$60,681,791

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $50,324,641 .
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,020,390
		Gross Unrealized Depreciation		(1,017,422)
		Net Unrealized Appreciation		$9,002,968

Item 2. Controls and Procedures.

(a)      Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)     There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 30, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2007